UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5485

Atlas Funds
(Exact name of registrant as specified in charter)

794 Davis Street, San Leandro, California		94577-6900
(Address of principal executive offices)		(Zip code)

W. Lawrence Key, President, Atlas Funds, 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant's telephone number, including area code:		(510) 297-7444

Date of fiscal year end:	12/31/2005

Date of reporting period:	09/30/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2005 is filed herewith.

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas Balanced Fund

	shares or	market value
	face amount	(note 1)

Common Stocks - 60.00%
Apparel - .17%
Reebok International Ltd.	1,478	$83,610
Auto Parts & Equipment - 1.82%
Autoliv, Inc.	7,644	332,514
Goodyear Tire & Rubber Co. (The) (b) (o)	14,822	231,075
Lear Corp.	9,089	308,753
Banks - 3.75%
Comerica, Inc.	7,048	415,127
Commerce Bancshares, Inc.	6,271	322,831
KeyCorp	14,461	466,367
M&T Bank Corp.	3,796	401,275
TCF Financial Corp.	7,363	196,960
Beverages - .59%
PepsiAmericas, Inc.	12,481	283,693
Building Materials - 2.06%
Lafarge North America, Inc.	4,759	321,756
Martin Marietta Materials, Inc.	4,101	321,764
USG Corp. (b)	5,034	345,937
Commercial Services - 1.19%
Convergys Corp. (b)	17,237	247,696
Equifax, Inc.	9,236	322,706
Computers - .16%
Tektronix, Inc.	3,126	78,869
Distribution & Wholesale - .09%
W.W. Grainger, Inc.	658	41,401
Diversified Financial Services - 3.64%
A.G. Edwards, Inc.	7,451	326,428
AmeriCredit Corp. (b)	12,951	309,140
Bear Stearns Cos. (The), Inc.	4,387	481,473
CIT Group, Inc.	6,539	295,432
IndyMac Bancorp, Inc.	2,735	108,251
WFS Financial, Inc. (b)	3,375	226,766
Electric - 5.76%
American Electric Power Co., Inc.	13,255	526,224
DPL, Inc.	12,599	350,252
Edison International	11,106	525,092
NRG Energy, Inc. (b)	8,406	358,096
PNM Resources, Inc.	10,792	309,407
Reliant Energy, Inc. (b)	18,898	291,785
Wisconsin Energy Corp.	9,070	362,074
Xcel Energy, Inc.	2,447	47,986
Electrical Components & Equipment - .55%
Energizer Holdings, Inc. (b)	4,687	265,753
Environmental Services - .74%
Republic Services, Inc.	10,120	357,135
Food - 1.06%
Albertson’s, Inc.	7,836	200,993
McCormick & Co., Inc.	2,602	84,903
Tyson Foods, Inc. - Class A	12,309	222,177
Forest Products & Paper - .50%
Louisiana-Pacific Corp.	8,631	238,992
Gas - 1.31%
KeySpan Corp.	10,171	374,089
Southern Union Co. (b)	9,854	253,938
Health Care - Services - 2.65%
Community Health Systems, Inc. (b)	8,159	316,651
Health Net, Inc. (b)	7,119	336,871
Humana, Inc. (b)	6,650	318,402
Sierra Health Services, Inc. (b)	4,403	303,235
Home Builders - 1.86%
Meritage Homes Corp. (b)	3,941	302,117
Ryland Group, Inc.	4,130	282,575
Standard-Pacific Corp.	7,453	309,374

1

Household Products & Wares - .73%
Clorox Co.	6,341	$352,179
Insurance - 10.86%
Alleghany Corp. (b)	118	36,108
Allmerica Financial Corp. (b)	7,714	317,354
American National Insurance Co.	1,508	179,633
AmerUs Group Co.	5,622	322,534
Cigna Corp.	4,438	523,063
Jefferson-Pilot Corp.	7,794	398,819
Lincoln National Corp.	8,298	431,662
MBIA, Inc.	1,866	113,117
MGIC Investment Corp.	5,487	352,265
Old Republic International Corp.	14,227	379,434
PMI Group (The), Inc.	2,097	83,607
Principal Financial Group, Inc.	10,394	492,364
Radian Group, Inc.	1,567	83,208
Safeco Corp.	7,558	403,446
StanCorp Financial Group, Inc.	3,975	334,695
Torchmark Corp.	7,055	372,716
UnumProvident Corp.	19,271	395,056
Iron & Steel - .80%
Nucor Corp.	6,557	386,797
Leisure Time - .55%
Sabre Holdings Corp. - Class A	12,957	262,768
Miscellaneous - Manufacturing - .62%
Eastman Kodak Co.	12,233	297,629
Oil & Gas - 1.51%
Amerada Hess Corp.	2,923	401,913
Sunoco, Inc.	4,166	325,781
Pharmaceuticals - .88%
AmerisourceBergen Corp.	5,484	423,913
Pipelines - 1.67%
Equitable Resources, Inc.	7,641	298,457
Kinder Morgan, Inc.	3,042	292,519
Williams Cos., Inc.	8,510	213,176
Real Estate Investment Trusts - 2.70%
AMB Property Corp.	2,280	102,373
Apartment Investment & Management Co. - Class A	5,933	230,082
Crescent Real Estate Equities Co.	15,541	318,746
Equity Office Properties Trust	13,277	434,291
New Century Financial Corp.	5,870	212,905
Retail - 5.35%
AutoNation, Inc. (b)	16,504	329,585
Circuit City Stores, Inc.	18,810	322,780
Dillard’s, Inc. - Class A	13,634	284,678
Federated Department Stores, Inc.	8,264	552,614
J.C. Penney Co., Inc.	8,308	393,965
Sears Holdings Corp. (b)	2,976	370,274
Wendy’s International, Inc.	7,001	316,095
Savings & Loans - .65%
Astoria Financial Corp.	11,799	311,730
Semiconductors - .84%
Freescale Semiconductor, Inc. - Class B (b)	17,149	404,373
Telecommunications - 1.21%
CenturyTel, Inc.	10,077	352,493
PanAmSat Holding Corp.	9,383	227,069
Toys - .74%
Mattel, Inc.	21,436	357,553
Transportation - 2.99%
CSX Corp.	9,692	450,484
GATX Corp.	7,760	306,908
Laidlaw International	12,895	311,672
Norfolk Southern Corp.	544	22,065
Overseas Shipholding Group	1,428	83,295
Swift Transportation Co., Inc. (b)	14,848	262,810
Total Common Stocks (cost: $27,091,562)		28,840,998

2

Mortgage-Backed Obligations - .37%
Government-Sponsored Enterprises - .37%
Fannie Mae,
6.00% due 05/01/32	109,016	$110,867
6.50% due 04/01/32	66,004	68,008
Total Mortgage-Backed Obligations (cost: $172,710)		178,875

Government-Sponsored Enterprises (Non-Mortgage-Backed) - 3.72%
Fannie Mae,
3.25% due 08/15/08	550,000	532,508
Freddie Mac,
4.875% due 03/15/07	650,000	654,631
5.25% due 01/15/06	600,000	601,974
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $1,817,456)		1,789,113

Corporate Bonds and Notes - 34.95%
Aerospace & Defense - .67%
United Technologies Corp.,
6.10% Unsec. Nts. due 05/15/12	300,000	320,652
Banks - 4.77%
Bank One Corp.,
5.90% Sub. Nts. due 11/15/11	300,000	314,413
First Union National Bank,
7.875% Sub. Nts. due 02/15/10	350,000	393,179
Mellon Funding Corp.,
6.375% Sub. Nts. due 02/15/10	300,000	319,037
Nations Bank Corp.,
6.375% Unsec. Sub. Nts. due 02/15/08	150,000	155,754
7.75% Unsec. Sub. Nts. due 08/15/15	150,000	180,124
US Bank NA,
6.30% Sr. Sub. Nts. due 07/15/08	300,000	313,370
Wachovia Corp.,
6.375% Sub. Nts. due 02/01/09	300,000	314,697
Wells Fargo & Co.,
5.00% Unsec. Sub. Nts. due 11/15/14	300,000	300,664
Beverages - .72%
Anheuser-Busch Cos., Inc.,
7.50% Nts. due 03/15/12	300,000	346,079
Chemicals - 1.10%
E.I. Du Pont de Nemours & Co.,
6.875% Unsec. Nts. due 10/15/09	250,000	270,309
Praxair, Inc.,
6.50% Nts. due 03/01/08	250,000	258,966
Computers - 2.16%
Computer Sciences Corp.,
7.375% Unsec. Nts. due 06/15/11	225,000	250,842
Hewlett-Packard Co.,
5.50% Nts. due 07/01/07	300,000	304,590
International Business Machines Corp.,
4.75% Sr. Unsec. Nts. due 11/29/12	250,000	250,162
7.50% Debs. due 06/15/13	200,000	233,464
Cosmetics & Personal Care - .94%
Avon Products, Inc.,
7.15% Sr. Nts. due 11/15/09	220,000	239,922
Kimberly-Clark Corp.,
5.625% Nts. due 02/15/12	200,000	209,889

3

Diversified Financial Services - 10.07%
American Express Co.,
5.50% Nts. due 09/12/06	325,000	$328,010
Bear Stearns Cos. (The), Inc.,
4.50% Nts. due 10/28/10	450,000	443,100
CIT Group, Inc.,
7.75% Sr. Unsec. Nts. due 04/02/12	250,000	286,582
Citigroup, Inc.,
7.25% Unsec. Sub. Nts. due 10/01/10	300,000	332,121
Countrywide Home Loans, Inc.,
5.625% Medium-Term Nts., Series K due 05/15/07	300,000	304,350
Credit Suisse First Boston (USA), Inc.,
6.125% Nts. due 11/15/11	450,000	478,080
Goldman Sachs Group, Inc.,
6.60% Sr. Unsec. Unsub. Nts. due 01/15/12	300,000	325,218
6.875% Bonds due 01/15/11	150,000	163,258
Household Finance Corp.,
6.375% Sr. Unsec. Nts. due 08/01/10	200,000	212,439
7.875% Sr. Unsec. Nts. due 03/01/07	250,000	260,970
International Lease Finance Corp.,
5.75% Unsec. Nts. due 10/15/06	350,000	353,324
Lehman Brothers Holdings, Inc.,
7.875% Bonds due 08/15/10	450,000	509,436
Merrill Lynch & Co., Inc.,
6.00% Sr. Unsec. Unsub. Nts. due 02/17/09	300,000	312,070
Morgan Stanley,
7.00% Sr. Unsec. Debs. due 10/01/13	250,000	276,869
SLM Corp.,
5.375% Medium-Term Nts., Series A due 01/15/13	250,000	256,562
Electric - .67%
WPS Resources Corp.,
7.00% Sr. Unsec. Unsub. Nts. due 11/01/09	300,000	324,205
Electrical Components & Equipment - .66%
Emerson Electric Co.,
5.75% Nts. due 11/01/11	300,000	316,081
Food - 2.47%
H.J. Heinz Co.,
6.00% Nts. due 03/15/08	250,000	256,307
Hormel Foods Corp.,
6.625% Nts. due 06/01/11	275,000	300,336
Kraft Foods, Inc.,
4.625% Nts. due 11/01/06	300,000	300,104
Unilever Capital Corp.,
7.125% Nts. due 11/01/10	300,000	331,853
Household Products & Wares - .66%
Clorox Co.,
6.125% Nts. due 02/01/11	300,000	318,689
Insurance - .69%
MGIC Investment Corp.,
6.00% Sr. Unsec. Nts. due 03/15/07	325,000	330,547
Machinery - Construction & Mining - .68%
Caterpillar, Inc.,
7.25% Sr. Unsec. Unsub. Debs. due 09/15/09	300,000	326,669
Machinery - Diversified - .71%
Deere & Co.,
6.95% Sr. Nts. due 04/25/14	300,000	341,875
Miscellaneous - Manufacturing - .86%
General Electric Co.,
5.00% Unsec. Nts. due 02/01/13	250,000	252,078
Honeywell International, Inc.,
6.125% Bonds due 11/01/11	150,000	160,083
Oil & Gas - 1.91%
Conoco Funding Co.,
5.45% Gtd. Nts. due 10/15/06	335,000	338,322

4

Marathon Oil Corp.,
5.375% Unsec. Nts. due 06/01/07	250,000	$252,720
Occidental Petroleum Corp.,
7.375% Sr. Unsec. Nts. due 11/15/08	150,000	162,073
Texaco Capital, Inc.,
5.50% Nts. due 01/15/09	160,000	166,067
Oil & Gas Services - .55%
Baker Hughes, Inc.,
6.25% Sr. Unsec. Nts. due 01/15/09	250,000	261,801
Retail - 2.22%
Costco Wholesale Corp.,
5.50% Sr. Unsec. Nts. due 03/15/07	150,000	151,815
Nordstrom, Inc.,
5.625% Sr. Nts. due 01/15/09	250,000	255,733
Target Corp.,
7.50% Sr. Unsec. Nts. due 08/15/10	300,000	336,055
Wal-Mart Stores, Inc.,
6.875% Sr. Unsec. Nts. due 08/10/09	300,000	323,116
Semiconductors - .73%
Texas Instruments, Inc.,
6.125% Unsec. Nts. due 02/01/06	350,000	351,703
Software - .65%
First Data Corp.,
6.375% Medium-Term Nts., Series D due 12/15/07	300,000	310,511
Telecommunications - 1.06%
BellSouth Corp.,
6.00% Nts. due 10/15/11	150,000	158,535
SBC Communications, Inc.,
5.75% Sr. Unsec. Nts. due 05/02/06	350,000	352,610
Total Corporate Bonds and Notes (cost: $17,088,699)		16,798,390

Short-Term Investments - .93%

Dreyfus Cash Management Plus Fund (p)	121,457	121,457
Goldman Sachs Financial Square Prime Obligations Fund (p)	110,943	110,943
Triparty Repurchase Agreement dated September 30, 2005 with Investors Bank & Trust Co., effective yield of 2.04%, due October 3, 2005, collateralized by U.S. Treasury Bonds, 3.625%, May 15, 2013, with a value of $216,832	212,579	212,579
Total Short-Term Investments (cost: $444,979)		444,979

Total Securities (cost: $46,615,406) - 99.97%		48,052,355
Other Assets and Liabilities, Net - .03%		15,026
Net Assets - 100.00%		$48,067,381

The accompanying notes are an integral part of these statements of investments.

5

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas Emerging Growth Fund

	shares or	market value
	face amount	(note 1)

Common Stocks - 97.20%
Advertising - 1.57%
R.H. Donnelley Corp. (b)	14,630	$925,494
Aerospace & Defense - 3.14%
Aviall, Inc. (b)	14,290	482,716
Curtiss-Wright Corp.	8,990	554,773
DRS Technologies, Inc.	16,560	817,402
Airlines - .51%
Skywest, Inc.	11,300	303,066
Apparel - .69%
Quiksilver, Inc. (b)	28,300	408,935
Banks - 3.22%
Brookline Bancorp, Inc.	17,840	282,229
Euronet Worldwide, Inc. (b)	18,980	561,618
Hanmi Financial Corp.	16,170	290,251
Provident Bankshares Corp.	12,100	420,838
W Holding Co., Inc.	36,480	348,749
Chemicals - 1.29%
HB Fuller Co.	14,300	444,444
Minerals Technologies, Inc.	5,580	319,232
Coal - 1.51%
Foundation Coal Holdings, Inc.	23,260	894,347
Commercial Services - 1.75%
Chemed Corp.	13,340	578,156
PHH Corp. (b)	16,530	453,914
Computers - 4.85%
Advanced Digital Information Corp. (b)	44,970	422,718
Coherent, Inc. (b)	15,050	440,664
Intergraph Corp. (b)	27,410	1,225,501
Nam Tai Electronics, Inc.	30,550	776,886
Distribution & Wholesale - 1.54%
Brightpoint, Inc. (b)	26,255	502,521
Wesco International, Inc. (b)	11,980	405,763
Diversified Financial Services - 2.28%
Metris Cos., Inc. (b)	40,000	585,200
National Financial Partners Corp.	16,830	759,706
Electric - .51%
Allete, Inc.	6,590	301,888
Electrical Components & Equipment - .84%
Distributed Energy Systems Corp. (b)	59,720	498,065
Engineering & Construction - 1.68%
Washington Group International, Inc. (b)	18,450	994,270
Food - 1.01%
United Natural Foods, Inc. (b)	16,890	597,230
Health Care - Products - 1.62%
Advanced Neuromodulation Systems, Inc. (b)	12,340	585,656
Conmed Corp. (b)	13,330	371,640
Health Care - Services - 5.17%
Amedisys, Inc. (b)	8,570	334,230
Centene Corp. (b)	10,580	264,817
Option Care, Inc.	40,225	588,894
Psychiatric Solutions, Inc. (b)	15,220	825,381
Sierra Health Services, Inc. (b)	7,430	511,704
United Surgical Partners International, Inc. (b)	13,495	527,789
Home Builders - .48%
WCI Communities, Inc. (b)	9,970	282,849
Home Furnishings - .89%
Tupperware Corp.	22,950	522,801
Household Products & Wares - 2.81%
Jarden Corp. (b)	28,710	1,179,120
Playtex Products, Inc. (b)	43,940	483,340
Insurance - 6.35%
Allmerica Financial Corp. (b)	19,230	791,122

1

Delphi Financial Group, Inc. - Class A	7,710	$360,828
IPC Holdings Ltd.	7,290	238,018
Ohio Casualty Corp.	30,120	816,854
Philadelphia Consolidated Holding Corp. (b)	7,460	633,354
Phoenix Cos. (The), Inc.	28,120	343,064
ProAssurance Corp. (b)	12,220	570,307
Internet - 2.94%
Digital Insight Corp. (b)	16,090	419,305
ValueClick, Inc. (b)	41,020	701,032
Websense, Inc. (b)	12,030	616,056
Investment Companies - 1.12%
Apollo Investment Corp.	33,510	663,498
Iron & Steel - 2.61%
Cleveland-Cliffs, Inc.	10,350	901,588
Oregon Steel Mills, Inc. (b)	22,920	639,468
Lodging - 1.04%
Gaylord Entertainment Co. (b)	12,910	615,161
Machinery - Construction & Mining - 3.74%
Bucyrus International, Inc. - Class A	12,490	613,634
Walter Industries, Inc.	32,630	1,596,260
Machinery - Diversified - 2.44%
Manitowoc Co.	17,750	891,938
Westinghouse Air Brake Technologies Corp.	20,050	546,964
Mining - 1.20%
Apex Silver Mines Ltd. (b)	23,320	366,357
Randgold Resources Ltd., ADR (b)	21,900	344,268
Miscellaneous - Manufacturing - 2.02%
Griffon Corp. (b)	22,520	553,992
Hexcel Corp. (b)	34,890	638,138
Oil & Gas - 2.55%
Comstock Resources, Inc. (b)	26,380	865,528
Remington Oil & Gas Corp. (b)	15,470	642,005
Oil & Gas Services - 3.55%
Lone Star Technologies, Inc. (b)	13,340	741,571
Oil States International, Inc. (b)	19,770	717,849
Universal Compression Holdings, Inc. (b)	15,990	635,922
Pharmaceuticals - .83%
Alkermes, Inc. (b)	29,280	491,904
Pipelines - 1.38%
McDermott International, Inc. (b)	22,330	817,501
Real Estate Investment Trusts - 6.85%
Alexandria Real Estate Equities, Inc.	8,380	692,942
BioMed Realty Trust, Inc.	21,070	522,536
Corporate Office Properties Trust	16,820	587,859
Kilroy Realty Corp.	11,450	641,544
Maguire Properties, Inc.	24,380	732,619
Strategic Hotel Capital, Inc.	18,750	342,375
Taubman Centers, Inc.	16,520	523,684
Retail - 3.53%
Central Garden & Pet Co. (b)	7,010	317,203
CSK Auto Corp. (b)	27,670	411,730
Domino’s Pizza, Inc.	21,170	493,684
Guitar Center, Inc. (b)	8,910	491,921
Red Robin Gourmet Burgers (b)	8,070	369,929
Semiconductors - 6.07%
DSP Group, Inc. (b)	26,560	681,530
Genesis Microchip, Inc. (b)	26,380	579,041
Silicon Laboratories, Inc. (b)	22,270	676,785
SiRF Technology Holdings, Inc. (b)	18,650	561,925
Standard Microsystems Corp. (b)	25,220	754,330
Varian Semiconductor Equipment Associates, Inc. (b)	7,860	333,028
Software - 3.50%
Analogic Corp.	8,980	452,682
THQ, Inc. (b)	19,725	420,537
Transaction Systems Architects, Inc. - Class A (b)	29,390	818,512
Verint Systems, Inc. (b)	9,150	374,601

2

Telecommunications - 5.47%
Alamosa Holdings, Inc. (b)	40,410	$691,415
Dobson Communications Corp. - Class A (b)	77,410	594,509
Leap Wireless International, Inc. (b)	28,510	1,003,552
Tekelec (b)	21,160	443,302
Ubiquitel, Inc. (b)	56,900	497,306
Toys - .59%
Leapfrog Enterprises, Inc. (b)	23,680	349,754
Transportation - 2.06%
Genco Shipping & Trading Ltd. (b)	18,180	346,693
Laidlaw International	35,930	868,428
Total Common Stocks (cost: $48,080,687)		57,424,239

Short-Term Investments - 1.94%

Triparty Repurchase Agreement dated September 30, 2005 with Investors Bank & Trust Co., effective yield of 2.04%, due October 3, 2005, collateralized by U.S. Treasury Bonds, 3.625%, May 15, 2013, with a value of $1,167,510	1,144,618	1,144,618
Total Short-Term Investments (cost: $1,144,618)		1,144,618

Total Securities (cost: $49,225,305) - 99.14%		58,568,857
Other Assets and Liabilities, Net - .86%		505,223
Net Assets - 100.00%		$59,074,080

The accompanying notes are an integral part of these statements of investments.

3

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas Fund of Funds

		percent of
	shares	net assets	market value
Investment in Atlas Funds - 99.67%
Value Fund	1,112,335	14.95%	$13,626,099
Global Growth Fund	546,234	13.65	12,443,215
Emerging Growth Fund (b)	714,451	12.80	11,666,979
Strategic Income Fund	2,045,520	10.35	9,429,848
Growth Opportunities Fund	385,060	10.08	9,191,378
American Enterprise Bond Fund	904,152	9.67	8,815,482
Strategic Growth Fund (b)	566,699	8.25	7,520,102
Balanced Fund	624,541	7.69	7,007,353
U.S. Government and Mortgage Securities Fund	688,244	7.54	6,875,561
Money Market Fund	4,271,676	4.69	4,271,676
Total Investment in Atlas Funds (cost: $81,823,233)			90,847,693

Total Securities (cost: $81,823,233) - 99.67%			90,847,693
Other Assets and Liabilities, Net - .33%			298,633
Net Assets - 100.00%			$91,146,326

The accompanying notes are an integral part of these statements of investments.

1

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas Global Growth Fund

	shares or	market value(s)
	face amount	(note 1)

Common Stocks - 95.82%
Advertising - .62%
JC Decaux SA (b)	39,510	$873,386
WPP Group PLC	87,710	894,761
Aerospace & Defense - 4.18%
Boeing Co. (The)	23,000	1,562,850
Empresa Brasileira de Aeronautica SA, Sponsored ADR	77,853	3,005,126
European Aeronautic Defense and Space Co.	84,960	3,017,609
Lockheed Martin Corp.	21,700	1,324,568
Northrop Grumman Corp.	23,700	1,288,095
Raytheon Co.	47,100	1,790,742
Apparel - .51%
Coach, Inc. (b)	47,100	1,477,056
Auto Manufacturers - 1.37%
Porsche AG Preferred	1,862	1,434,222
Toyota Motor Corp.	54,200	2,483,391
Banks - 7.01%
Anglo Irish Bank Corp. PLC	103,355	1,412,190
Australia & New Zealand Banking Group Ltd.	38,072	697,768
Credit Suisse Group	63,943	2,837,729
HSBC Holdings PLC	163,121	2,653,690
ICICI Bank Ltd., Sponsored ADR	56,025	1,582,706
Northern Trust Corp.	56,100	2,835,855
Resona Holdings, Inc. (b)	491	1,267,627
Royal Bank of Scotland Group PLC	147,587	4,198,425
Societe Generale - Class A	22,930	2,621,353
Beverages - 2.63%
Companhia de Bebidas das Americas, Sponsored ADR	45,453	1,689,943
Fomento Economico Mexicano SA	230,900	1,610,387
Grupo Modelo SA - Class C	320,200	1,033,862
LVMH Moet Hennessy Louis Vuitton SA	38,880	3,211,270
Biotechnology - 2.79%
Affymetrix, Inc. (b)	31,000	1,433,130
Amgen, Inc. (b)	37,160	2,960,537
Genentech, Inc. (b)	21,200	1,785,252
Genzyme Corp. (b)	20,100	1,439,964
Nektar Therapeutics (b)	8,500	144,075
Nektar Therapeutics (a) (b) (f) (m)	17,092	231,768
Computers - 1.15%
Enterasys Networks, Inc. (b)	75	101
International Business Machines Corp.	27,326	2,192,092
Sun Microsystems, Inc. (b)	284,700	1,116,024
Cosmetics & Personal Care - 1.19%
Gillette Co. (The)	39,000	2,269,800
Shiseido Co. Ltd.	80,000	1,153,229
Diversified Financial Services - 3.61%
American Express Co.	47,400	2,722,656
Citigroup, Inc.	16,466	749,532
Credit Saison Co. Ltd.	38,700	1,698,176
JP Morgan Chase & Co.	62,111	2,107,426
Morgan Stanley	57,100	3,079,974
Electric - .64%
Energias de Portugal SA	287,152	802,096
Fortum Oyj	50,800	1,021,425
Electrical Components & Equipment - 3.94%
Emerson Electric Co.	25,400	1,823,720
Koninklijke (Royal) Philips Electronics NV	121,000	3,221,073
Nidec Corp.	13,200	780,439
Samsung Electronics Co. Ltd.	5,119	2,884,496
Sony Corp.	79,300	2,606,300
Electronics - 2.41%
Fanuc Ltd.	10,000	808,882
Hoya Corp.	72,800	2,461,627

1

Keyence Corp.	5,510	$1,385,632
Murata Manufacturing Co. Ltd.	40,600	2,264,499
Engineering & Construction - 2.07%
Hyundai Heavy Industries Co. Ltd.	25,193	1,873,480
JGC Corp.	39,000	713,059
Technip SA	56,400	3,343,672
Entertainment - .82%
International Game Technology Corp.	60,600	1,636,200
Nintendo Co. Ltd.	6,200	723,306
Food - .95%
Cadbury Schweppes PLC	270,877	2,739,368
Gas - .47%
Hong Kong & China Gas	651,000	1,342,709
Health Care - Products - 1.72%
Boston Scientific Corp. (b)	55,600	1,299,372
Cie Generale D’Optique Essilor International SA	14,340	1,189,583
Medtronic, Inc.	11,700	627,354
Smith & Nephew PLC	214,656	1,806,476
Health Care - Services - .78%
Quest Diagnostics, Inc.	44,400	2,243,976
Holding Companies - Diversified - .76%
Hutchison Whampoa Ltd.	115,000	1,189,663
Investor AB - Class B	64,163	999,398
Household Products - .27%
Tiffany & Co.	19,600	779,492
Household Products & Wares - 1.74%
Reckitt Benckiser PLC	163,677	4,997,609
Insurance - 3.97%
ACE Ltd.	51,912	2,443,498
Allianz AG	22,145	2,995,274
Berkshire Hathaway, Inc. - Class B (b)	590	1,611,290
Everest Re Group Ltd.	10,300	1,008,370
Manulife Financial Corp.	26,872	1,435,334
Prudential PLC	208,276	1,894,554
Internet - 2.22%
Amazon.com, Inc. (b)	22,800	1,032,840
eBay, Inc. (b)	93,400	3,848,080
Trend Micro, Inc.	27,500	869,900
Yahoo! Japan Corp.	520	613,975
Investment Companies - .32%
Macquarie Airports	369,698	926,009
Leisure Time - .57%
Carnival Corp.	33,000	1,649,340
Media - 3.57%
Grupo Televisa SA, Sponsored ADR	34,832	2,497,803
Pearson PLC	137,410	1,600,980
Singapore Press Holdings Ltd.	478,681	1,307,694
Sirius Satellite Radio, Inc. (b)	511,300	3,349,015
Television Broadcasts Ltd.	243,022	1,486,493
Miscellaneous - Manufacturing - 1.48%
3M Co.	24,200	1,775,312
Siemens AG	32,093	2,476,822
Office & Business Equipment - .32%
Canon, Inc.	17,000	918,231
Oil & Gas - 8.02%
BP PLC, Sponsored ADR	41,260	2,923,271
Burlington Resources, Inc.	35,300	2,870,596
ChevronTexaco Corp.	38,016	2,460,776
ENI-Ente Nazionale Idrocarburi SpA	47,700	1,417,392
GlobalSantaFe Corp.	60,900	2,778,258
Husky Energy, Inc.	86,590	4,816,814
Neste Oil Oyj (b)	8,350	309,946
Total SA	5,340	1,460,108
Transocean, Inc. (b)	64,600	3,960,626
Pharmaceuticals - 7.68%
Amylin Pharmaceuticals, Inc. (b) (o)	12,500	434,875

2

Chugai Pharmaceutical Co. Ltd.	61,200	$1,167,486
Express Scripts, Inc. (b)	26,200	1,629,640
Eyetech Pharmaceuticals, Inc. (b)	42,400	761,504
Gilead Sciences, Inc. (b)	56,400	2,750,064
Novartis AG	32,497	1,652,347
Pfizer, Inc.	53,422	1,333,947
Roche Holding AG	25,150	3,502,281
Sanofi-Synthelabo SA	55,987	4,634,324
Shionogi & Co. Ltd.	154,000	2,096,484
Takeda Pharmaceutical Co. Ltd.	12,000	714,777
Wyeth Corp.	29,600	1,369,592
Retail - 3.93%
Circuit City Stores, Inc.	11,343	194,646
Dixons Group PLC	477,130	1,269,567
Gap, Inc. (The)	42,500	740,775
GUS PLC	65,430	988,488
Hennes & Maurtiz AB - Class B	146,300	5,228,850
Inditex SA	50,300	1,478,905
Starbucks Corp. (b)	27,200	1,362,720
Semiconductors - 3.51%
Advanced Micro Devices, Inc. (b)	190,800	4,808,160
Altera Corp. (b)	34,500	659,295
Cree, Inc. (b) (o)	55,700	1,393,614
International Rectifier Corp. (b)	25,800	1,163,064
Silicon Laboratories, Inc. (b)	12,900	392,031
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	200,015	1,644,123
Software - 4.65%
Adobe Systems, Inc.	51,300	1,531,305
Cadence Design Systems, Inc. (b)	71,041	1,148,023
Intuit, Inc. (b)	28,500	1,277,085
Microsoft Corp.	154,800	3,983,004
Novell, Inc. (b)	217,000	1,616,650
SAP AG	16,946	2,933,949
Square Enix Co. Ltd.	31,200	863,230
Telecommunications - 13.09%
Cisco Systems, Inc. (b)	90,300	1,619,079
Contax Participacoes S.A. Preferred (b)	103,430	64,892
Corning, Inc. (b)	181,700	3,512,261
France Telecom SA	73,774	2,121,115
Juniper Networks, Inc. (b)	34,600	823,134
KDDI Corp.	611	3,445,590
Qualcomm, Inc.	55,840	2,498,840
SK Telecom Co. Ltd.	3,050	591,878
SK Telecom Co. Ltd., Sponsored ADR	100,600	2,197,104
Tandberg ASA	114,700	1,533,387
Tele Norte Leste Participacoes SA Preferred	103,430	1,715,197
Telefonaktiebolaget LM Ericsson - Class B	2,339,800	8,559,174
Vodafone Group PLC	3,407,970	8,887,304
Transportation - .42%
Peninsular and Oriental Steam Navigation Co. (The)	203,526	1,201,846
Venture Capital - .44%
3I Group PLC	90,133	1,249,344
Total Common Stocks (cost: $203,626,670)		274,936,804

Short-Term Investments - 4.99%

Dreyfus Cash Management Plus Fund (p)	786,875	786,875
Goldman Sachs Financial Square Prime Obligations Fund (p)	718,761	718,761

3

Triparty Repurchase Agreement dated September 30, 2005 with Investors Bank & Trust Co., effective yield of 2.04%, due October 3, 2005, collateralized by U.S. Treasury Bonds, 3.625%, May 15, 2013, with a value of $13,078,228	12,821,791	$12,821,791
Total Short-Term Investments (cost: $14,327,427)		14,327,427

Total Securities (cost: $217,954,097) - 100.81%		289,264,231
Other Assets and Liabilities, Net - (.81)%		(2,336,182)
Net Assets - 100.00%		$286,928,049

The accompanying notes are an integral part of these statements of investments.

4

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas Growth Opportunities Fund

	shares or	market value
	face amount	(note 1)

Common Stocks - 98.50%
Aerospace & Defense - 1.82%
General Dynamics Corp.	14,300	$1,709,565
Raytheon Co.	48,220	1,833,324
United Technologies Corp.	78,200	4,053,888
Apparel - .89%
NIKE, Inc. - Class B	13,600	1,110,848
Polo Ralph Lauren Corp.	52,000	2,615,600
Auto Parts & Equipment - .57%
Autoliv, Inc.	54,400	2,366,400
Automobile Manufacturers - .45%
Oshkosh Truck Corp.	43,600	1,881,776
Banks - 3.24%
Bank of America Corp.	84,836	3,571,596
Wells Fargo & Co.	169,770	9,943,429
Beverages - 1.30%
Coca-Cola Co. (The)	38,000	1,641,220
Pepsico, Inc.	66,600	3,776,886
Biotechnology - 3.02%
Amgen, Inc. (b)	53,600	4,270,312
Genentech, Inc. (b)	61,400	5,170,494
Genzyme Corp. (b)	39,800	2,851,272
MedImmune, Inc. (b)	9,600	323,040
Chemicals - 1.72%
Monsanto Co.	34,900	2,189,975
Praxair, Inc.	104,120	4,990,471
Commercial Services - 1.97%
Cendant Corp.	398,670	8,228,549
Computers - 4.51%
Apple Computer, Inc. (b)	85,300	4,572,933
Cognizant Technology Solutions Corp. - Class A (b)	49,700	2,315,523
EMC Corp. (b)	534,500	6,916,430
Hutchinson Technology, Inc. (b)	600	15,672
International Business Machines Corp.	54,830	4,398,463
Sun Microsystems, Inc. (b)	161,600	633,472
Consumer Electronics - .49%
Harman International Industries, Inc.	20,000	2,045,400
Cosmetics & Personal Care - .60%
Colgate-Palmolive Co.	43,000	2,269,970
Gillette Co. (The)	4,100	238,620
Diversified Financial Services - 10.47%
American Express Co.	45,700	2,625,008
Capital One Financial Corp.	68,700	5,463,024
Citigroup, Inc.	85,750	3,903,340
Countrywide Financial Corp.	118,240	3,899,555
Freddie Mac	36,480	2,059,661
Goldman Sachs Group, Inc.	20,800	2,528,864
JP Morgan Chase & Co.	239,800	8,136,414
Legg Mason, Inc.	26,100	2,862,909
Lehman Brothers Holdings, Inc.	26,000	3,028,480
UBS AG	107,800	9,216,900
Electric - 4.01%
AES Corp. (The) (b)	365,700	6,008,451
CMS Energy Corp. (b)	152,200	2,503,690
NRG Energy, Inc. (b)	54,400	2,317,440
PG&E Corp.	74,340	2,917,845
Reliant Energy, Inc. (b)	195,480	3,018,211
Gas - .54%
Sempra Energy	47,780	2,248,527
Health Care - Products - 2.94%
Alcon, Inc.	11,700	1,496,196
Guidant Corp.	7,800	537,342
Johnson & Johnson	39,300	2,486,904

1

Kinetic Concepts, Inc. (b)	34,500	$1,959,600
Varian Medical Systems, Inc. (b)	147,100	5,811,921
Household Products & Wares - .63%
Procter & Gamble Co. (The)	44,300	2,634,078
Insurance - 5.01%
Aflac, Inc.	47,400	2,147,220
American International Group, Inc.	113,400	7,026,264
Everest Re Group Ltd.	25,410	2,487,639
Genworth Financial, Inc. - Class A	190,240	6,133,338
Platinum Underwriters Holdings	104,330	3,118,424
Internet - 3.41%
eBay, Inc. (b)	109,700	4,519,640
Google, Inc. - Class A (b)	15,200	4,810,192
VeriSign, Inc. (b)	85,200	1,820,724
Yahoo!, Inc. (b)	92,000	3,113,280
Leisure Time - .45%
Carnival Corp.	37,300	1,864,254
Media - 4.81%
Comcast Corp. - Class A (b)	88,400	2,597,192
Liberty Global, Inc. - Class A (b)	211,915	5,738,658
Liberty Global, Inc. - Class C (b)	211,915	5,456,811
News Corp. - Class A	266,500	4,154,735
Walt Disney Co. (The)	88,400	2,133,092
Mining - .59%
Phelps Dodge Corp.	19,100	2,481,663
Miscellaneous - Manufacturing - 4.56%
3M Co.	30,800	2,259,488
General Electric Co.	190,300	6,407,401
Honeywell International, Inc.	277,080	10,390,500
Oil & Gas - 7.18%
Amerada Hess Corp.	21,800	2,997,500
Apache Corp.	34,200	2,571,498
BP PLC, Sponsored ADR	132,180	9,364,953
Exxon Mobil Corp.	126,900	8,063,226
Noble Energy, Inc.	46,200	2,166,780
Total SA, Sponsored ADR	17,900	2,431,178
Transocean, Inc. (b)	39,400	2,415,614
Oil & Gas Services - 2.28%
Halliburton Co.	115,770	7,932,560
National-Oilwell Varco, Inc. (b)	24,000	1,579,200
Pharmaceuticals - 3.09%
Gilead Sciences, Inc. (b)	63,900	3,115,764
Novartis AG, ADR	40,000	2,040,000
Sanofi-Aventis, Sponsored ADR	116,000	4,819,800
Wyeth Corp.	63,630	2,944,160
Retail - 5.63%
Best Buy Co., Inc.	47,700	2,076,381
Chico’s FAS, Inc. (b)	65,200	2,399,360
Kohl’s Corp. (b)	57,700	2,895,386
Staples, Inc.	252,100	5,374,772
Starbucks Corp. (b)	53,200	2,665,320
Target Corp.	90,300	4,689,279
Urban Outfitters, Inc. (b)	37,800	1,111,320
Williams-Sonoma, Inc. (b)	60,100	2,304,835
Semiconductors - 2.93%
Broadcom Corp. - Class A (b)	76,700	3,597,997
Intel Corp.	71,400	1,760,010
International Rectifier Corp. (b)	48,200	2,172,856
Maxim Integrated Products, Inc.	56,300	2,401,195
Texas Instruments, Inc.	68,500	2,322,150
Software - 11.29%
Adobe Systems, Inc.	79,100	2,361,135
Autodesk, Inc.	57,600	2,674,944
Mercury Interactive Corp. (b)	76,300	3,021,480
Microsoft Corp.	738,220	18,994,401
NAVTEQ Corp. (b)	37,300	1,863,135

2

Novell, Inc. (b)	327,770	$2,441,886
SAP AG, Sponsored ADR	63,600	2,755,788
Synopsys, Inc. (b)	247,800	4,683,420
Take-Two Interactive Software, Inc. (b)	379,600	8,385,364
Telecommunications - 7.58%
Amdocs Ltd. (b)	49,900	1,383,727
Avaya, Inc. (b)	102,700	1,057,810
Cisco Systems, Inc. (b)	381,400	6,838,502
Corning, Inc. (b)	305,900	5,913,047
IDT Corp. - Class B (b)	271,290	3,307,025
Motorola, Inc.	146,000	3,225,140
NeuStar, Inc.- Class A (b)	59,400	1,900,206
Qualcomm, Inc.	83,300	3,727,675
Sprint Corp.	102,100	2,427,938
Verizon Communications, Inc.	58,240	1,903,866
Transportation - .52%
UTI Worldwide, Inc.	27,700	2,152,290
Total Common Stocks (cost: $352,323,537)		411,491,876

		market value
	face amount	(note 1)
Short-Term Investments - 3.33%

Triparty Repurchase Agreement dated September 30, 2005 with Investors Bank & Trust Co., effective yield of 2.04%, due October 3, 2005, collateralized by U.S. Treasury Bonds, 3.625%, May 15, 2013, with a value of $14,170,131	13,892,285	13,892,285
Total Short-Term Investments (cost: $13,892,285)		13,892,285

Total Securities (cost: $366,215,822) - 101.83%		425,384,161
Other Assets and Liabilities, Net - (1.83)%		(7,628,962)
Net Assets - 100.00%		$417,755,199

The accompanying notes are an integral part of these statements of investments.

3

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

S&P 500 Index Fund

market value
(note 1)

Investment in Master Investment Portfolio

S&P 500 Index Master Portfolio (100.00% in MIP) (cost: $108,960,003)	$116,068,419

Total Securities (cost: $108,960,003) – 100.05%	116,068,419
Other Assets and Liabilities, Net – (0.05%)	(61,621)
Net Assets – 100.00%	$116,006,798

The accompanying notes are an integral part of these statements of investments.

1

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas Strategic Growth Fund

	shares or	market value
	face amount	(note 1)

Common Stocks - 98.81%
Aerospace & Defense - 3.77%
Boeing Co. (The)	22,500	$1,528,875
United Technologies Corp.	29,400	1,524,096
Apparel - 1.83%
NIKE, Inc. - Class B	18,143	1,481,920
Biotechnology - 4.31%
Amgen, Inc. (b)	19,585	1,560,337
Genzyme Corp. (b)	26,950	1,930,698
Commercial Services - 2.01%
McKesson Corp.	34,410	1,632,754
Computers - 5.95%
Apple Computer, Inc. (b)	39,005	2,091,058
Dell, Inc. (b)	40,416	1,382,227
International Business Machines Corp.	16,775	1,345,691
Consumer Electronics - 1.91%
Black & Decker Corp. (The)	18,854	1,547,725
Diversified Financial Services - 2.22%
T. Rowe Price Group, Inc.	27,500	1,795,750
Health Care - Products - 5.51%
Bard (C.R.), Inc.	20,886	1,379,103
Becton, Dickinson & Co.	28,480	1,493,206
Johnson & Johnson	25,164	1,592,378
Health Care - Services - 8.13%
Aetna, Inc.	19,790	1,704,711
HCA, Inc.	27,470	1,316,362
UnitedHealth Group, Inc.	32,428	1,822,454
WellPoint, Inc. (b)	23,038	1,746,741
Home Builders - 5.91%
Centex Corp.	20,907	1,350,174
Lennar Corp. - Class A	27,703	1,655,531
Pulte Homes, Inc.	41,660	1,788,047
Insurance - 2.15%
Progressive Corp.	16,650	1,744,421
Iron & Steel - 1.82%
Nucor Corp.	25,000	1,474,750
Lodging - 1.79%
Marriott International, Inc. - Class A	23,000	1,449,000
Machinery - Construction & Mining - 2.04%
Caterpillar, Inc.	28,100	1,650,875
Machinery - Diversified - 2.31%
Rockwell Automation, Inc.	35,465	1,876,099
Media - 1.69%
Walt Disney Co. (The)	56,800	1,370,584
Miscellaneous - Manufacturing - 3.59%
3M Co.	18,995	1,393,473
General Electric Co.	45,000	1,515,150
Oil & Gas - 6.49%
Diamond Offshore Drilling, Inc.	25,000	1,531,250
Occidental Petroleum Corp.	22,275	1,902,953
XTO Energy, Inc.	40,374	1,829,750
Pharmaceuticals - 2.33%
Express Scripts, Inc. (b)	30,300	1,884,660
Retail - 8.70%
Abercrombie & Fitch Co. - Class A	22,000	1,096,700
American Eagle Outfitters, Inc.	50,010	1,176,735
Home Depot (The), Inc.	36,028	1,374,108
Nordstrom, Inc.	51,860	1,779,835
Yum! Brands, Inc.	33,620	1,627,544
Semiconductor Equipment - 2.04%
Applied Materials, Inc.	97,285	1,649,954
Semiconductors - 8.78%
Intel Corp.	58,522	1,442,567

1

National Semiconductor Corp.	59,500	$1,564,850
Nvidia Corp. (b)	61,500	2,108,220
Texas Instruments, Inc.	59,000	2,000,100
Software - 9.83%
Adobe Systems, Inc.	54,518	1,627,362
Autodesk, Inc.	37,970	1,763,327
Fiserv, Inc. (b)	32,000	1,467,840
Microsoft Corp.	61,314	1,577,609
Oracle Corp. (b)	123,700	1,532,643
Telecommunications - 3.70%
Cisco Systems, Inc. (b)	77,490	1,389,396
Motorola, Inc.	72,726	1,606,517
Total Common Stocks (cost: $69,756,598)		80,078,110

	shares or	market value
	face amount	(note 1)

Short-Term Investments - 1.22%

Triparty Repurchase Agreement dated September 30, 2005 with Investors Bank & Trust Co., effective yield of 2.04%, due October 3, 2005, collateralized by U.S. Treasury Bonds, 3.625%, May 15, 2013, with a value of $1,007,463	987,709	987,709
Total Short-Term Investments (cost: $987,709)		987,709

Total Securities (cost: $70,744,307) - 100.03%		81,065,819
Other Assets and Liabilities, Net - (.03)%		(22,965)
Net Assets - 100.00%		$81,042,854

The accompanying notes are an integral part of these statements of investments.

2

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas Value Fund

	shares or	market value
	face amount	(note 1)

Common Stocks - 95.86%
Advertising - 1.07%
Interpublic Group of Cos., Inc. (b)	85,400	$994,056
Aerospace & Defense - 4.59%
Lockheed Martin Corp.	38,300	2,337,832
Northrop Grumman Corp.	17,800	967,430
Raytheon Co.	25,400	965,708
Auto Parts & Equipment - .91%
Magna International, Inc. - Class A	11,300	845,918
Banks - 3.09%
Bank of America Corp.	22,400	943,040
Comerica, Inc.	16,200	954,180
KeyCorp	15,000	483,750
UnionBanCal Corp.	7,000	488,040
Chemicals - 1.54%
Mosaic Co. (The) (b) (o)	89,300	1,430,586
Commercial Services - 2.41%
Cendant Corp.	106,200	2,191,968
PHH Corp. (b)	1,770	48,604
Computers - 5.50%
Electronic Data Systems Corp.	205,400	4,609,176
Hewlett-Packard Co.	17,200	502,240
Diversified Financial Services - 6.07%
CIT Group, Inc. (o)	11,800	533,124
Freddie Mac	49,000	2,766,540
JP Morgan Chase & Co.	54,200	1,839,006
MBNA Corp.	20,500	505,120
Electric - 5.73%
Entergy Corp.	10,000	743,200
FirstEnergy Corp.	31,700	1,652,204
FPL Group, Inc.	61,600	2,932,160
Environmental Control - 1.86%
Waste Management, Inc.	60,300	1,725,183
Food - 8.88%
Albertson’s, Inc.	62,800	1,610,820
Kraft Foods, Inc. - Class A	62,500	1,911,875
Safeway, Inc.	47,600	1,218,560
Sara Lee Corp.	67,900	1,286,705
Unilever PLC, Sponsored ADR	52,700	2,224,994
Forest Products & Paper - 2.08%
International Paper Co.	24,800	739,040
Weyerhaeuser Co.	17,400	1,196,250
Health Care - Services - 3.12%
HCA, Inc.	35,400	1,696,368
Tenet Healthcare Corp. (b)	107,000	1,201,610
Home Builders - 5.61%
Centex Corp.	58,700	3,790,846
Pulte Homes, Inc.	33,100	1,420,652
Insurance - 16.31%
Allstate Corp. (The)	16,400	906,756
Assurant, Inc.	24,400	928,664
Conseco, Inc. (b)	44,100	930,951
Genworth Financial, Inc. - Class A	47,900	1,544,296
Hartford Financial Services Group (The), Inc.	12,100	933,757
Metlife, Inc.	63,400	3,159,222
Principal Financial Group, Inc.	34,300	1,624,791
Prudential Financial, Inc.	28,300	1,911,948
St. Paul Travelers Cos. (The), Inc.	71,700	3,217,179
Iron & Steel - 2.52%
Alcoa, Inc.	96,000	2,344,320
Lodging - 2.56%
MGM Mirage, Inc. (b)	54,300	2,376,711
Mining - 1.03%
Alcan, Inc.	30,200	958,246

1

Miscellaneous - Manufacturing - 4.26%
Eastman Kodak Co. (o)	28,300	$688,539
Tyco International Ltd.	117,600	3,275,160
Oil & Gas - 1.05%
Petro-Canada	23,400	976,482
Pharmaceuticals - 2.01%
Merck & Co., Inc.	68,700	1,869,327
Retail - 1.76%
McDonald’s Corp.	21,100	706,639
Yum! Brands, Inc.	19,200	929,472
Savings & Loans - 1.46%
Washington Mutual, Inc.	34,700	1,360,934
Semiconductors - 1.81%
Freescale Semiconductor, Inc. - Class A (b)	71,800	1,680,838
Software - 4.93%
Computer Associates International, Inc. (o)	164,800	4,583,088
Telecommunications - .52%
Alltel Corp.	7,500	488,325
Transportation - 3.18%
CSX Corp.	63,500	2,951,480
Total Common Stocks (cost: $81,907,994)		89,103,910

Short-Term Investments - 9.39%

Dreyfus Cash Management Plus Fund (p)	2,594,917	2,594,917
Goldman Sachs Financial Square Prime Obligations Fund (p)	2,370,296	2,370,296
Triparty Repurchase Agreement dated September 30, 2005 with Investors Bank & Trust Co., effective yield of 2.04%, due October 3, 2005, collateralized by U.S. Treasury Bonds, 3.625%, May 15, 2013, with a value of $3,834,900	3,759,706	3,759,706
Total Short-Term Investments (cost: $8,724,919)		8,724,919

Total Securities (cost: $90,632,913) - 105.25%		97,828,829
Other Assets and Liabilities, Net - (5.25)%		(4,882,951)
Net Assets - 100.00%		$92,945,878

The accompanying notes are an integral part of these statements of investments.

2

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas American Enterprise Bond Fund

		market value
	face amount	(note 1)

Asset-Backed Securities - 14.43%
Automobile - 10.41%
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66% due 12/26/07	500,000	$498,555
Capital One Prime Auto Receivables Trust,
Series 2005-1, Cl. A2, 4.24% due 11/15/07	310,000	309,547
Chase Manhattan Auto Owner Trust,
Series 2002-B, Cl. A4, 4.21% due 01/15/09	442,791	442,851
Series 2003-A, Cl. A3, 1.52% due 05/15/07	21,292	21,207
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.72% due 12/15/07	560,000	557,405
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2002-A, Cl. A4, 4.49% due 10/06/08	412,142	412,415
Series 2005-A, Cl. A2, 3.17% due 09/08/07	458,551	456,891
Series 2005-B, Cl. A2, 3.75% due 12/08/07	500,000	498,722
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2005-C, Cl. A2, 4.24% due 03/15/08	300,000	299,987
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32% due 05/15/08	530,000	529,099
Honda Auto Receivables Owner Trust, Automobile Receivables Obligations,
Series 2002-2, Cl. A4, 4.49% due 09/17/07	414,444	414,553
Series 2005-3, Cl. A2, 3.73% due 10/18/07	550,000	547,166
Onyx Acceptance Grantor Trust,
Series 2002-B, Cl. A4, 4.71% due 03/15/09	429,986	430,036
Onyx Acceptance Owner Trust,
Series 2005-B, Cl. A2, 4.03% due 04/15/08	170,000	169,488
Commercial MBS - 2.12%
Bank One Issuance Trust,
Series 2002-A4, Cl. A4, 2.94% due 06/16/08	400,000	399,872
Citibank Credit Card Issuance Trust,
Series 2003-A2, Cl. A2, 2.70% due 01/15/08	50,000	49,788
Countrywide Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 3.956% due 02/25/36 (c)	400,000	400,031
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.67% due 04/29/39 (a) (c)	170,000	170,425
MBNA Credit Card Master Note Trust,
Series 2002-C1, Cl. C1, 6.80% due 07/15/14	109,000	118,765

1

Home Equity - .98%
Equity One ABS, Inc., Home Equity Mtg. Obligations,
Series 2004-3, Cl. AF2, 3.89% due 07/25/34 (c)	530,000	$527,265
Student Loan ABS - .92%
Lehman XS Trust,
Series 2005-2, Cl. 2A1B, 5.18% due 08/25/35	304,010	305,069
Series 2005-4, Cl. 2A1B, 5.17% due 10/25/35	190,000	190,831

Total Asset-Backed Securities (cost: $7,757,228)		7,749,968

Mortgage-Backed Obligations - 56.82%
Government-Sponsored Enterprises - 56.82%
Fannie Mae,
4.50% due 06/01/18	318,466	312,404
4.50% due 02/01/19	651,063	638,672
4.50% due 10/01/20 (n)	610,000	597,228
5.00% due 02/01/18	188,653	188,287
5.00% due 10/01/35 (n)	3,235,000	3,166,256
5.00% due 11/01/34 (n)	551,000	538,774
5.50% due 10/01/16	172,701	175,347
5.50% due 11/01/17	234,116	237,642
5.50% due 06/01/33	1,589,287	1,590,024
5.50% due 09/01/33	1,162,149	1,162,688
5.50% due 10/01/35 (n)	3,256,000	3,253,965
6.00% due 04/01/22	249,030	253,217
6.00% due 09/01/24	631,036	645,667
6.00% due 02/01/29	274,590	279,780
6.00% due 01/01/32	98,605	100,313
6.00% due 11/01/34	3,410,000	3,463,281
6.50% due 11/01/32	94,943	97,941
6.50% due 11/01/34 (n)	4,925,000	5,065,057
7.00% due 02/01/32	529,175	554,956
Freddie Mac,
5.00% due 08/01/18	343,079	342,419
5.00% due 10/01/18	386,121	385,378
5.50% due 07/15/06	3,100,000	3,127,674
5.50% due 02/01/17	262,110	266,110
5.50% due 09/01/17	508,669	516,306
5.50% due 11/01/17	214,848	218,074
5.50% due 10/01/34	898,291	898,817
6.00% due 10/01/17	1,333,027	1,370,121
6.00% due 02/01/23	522,300	534,744
6.00% due 10/01/29	428,478	437,113
6.50% due 02/01/33	97,274	100,130

Total Mortgage-Backed Obligations (cost: $30,718,989)		30,518,385

2

Government-Sponsored Enterprises (Non-Mortgage-Backed) - 11.71%
Fannie Mae,
4.20% due 03/24/08	925,000	$916,804
4.25% due 09/15/07	500,000	498,610
6.00% due 12/15/05	750,000	752,914
Federal Home Loan Bank,
3.875% due 01/12/09	1,200,000	1,174,694
Freddie Mac,
4.00% due 08/17/07	750,000	745,467
4.00% due 09/22/09	1,500,000	1,461,218
4.125% due 09/01/09	750,000	739,325

Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $6,359,728)		6,289,032

Collateralized Mortgage Obligations - 9.18%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR7, Cl. A2, 4.945% due 02/11/41	265,000	264,787
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Cl. AF2, 4.922% due 08/25/35	348,000	348,217
Countrywide Alternative Loan Trust,
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	454,056	460,867
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-65, Cl. S, 4.07% due 11/25/31 (c) (g)	329,311	30,100
Series 2002-12, Cl. SB, 3.92% due 07/25/31 (c) (g)	1,550,467	133,826
Series 2002-75, Cl. SA, 4.17% due 11/25/32 (c) (g)	1,072,549	98,190
Series 2002-84, Cl. SA, 4.17% due 12/25/32 (c) (g)	1,068,562	98,890
Series 2002-96, Cl. SK, 4.17% due 04/25/32 (c) (g)	1,073,694	97,888
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 2003-33, Cl. IA, 6.50% due 05/25/33 (g)	564,116	123,205
Series 313, Cl. 2, 6.50% due 06/01/31 (g)	1,307,330	268,742
Series 346, Cl. 2, 5.50% due 12/01/33 (g)	1,691,284	358,099
Series 350, Cl. 2, 5.50% due 02/01/34 (g)	712,573	150,547
Freddie Mac,
Series 2326, Cl. ZP, 6.50% due 06/15/31	110,839	114,120
Series 2970, Cl. DY, 5.50% due 05/15/25	1,440,000	1,445,072
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	140,000	140,191

3

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	200,000	$199,512
Lehman Brothers/UBS Commercial Mortgage Trust,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	160,000	160,223
Wachovia Bank Commercial Mtg. Trust,
Series 2005-C20, Cl. A5, 5.087% due 07/15/42	160,000	160,468
Washington Mutual, Inc.,
Series 2005-AR8, Cl. 2AB1, 4.08% due 07/25/45 (c)	279,188	279,188

Total Collateralized Mortgage Obligations (cost: $4,926,154)		4,932,132

U.S. Government Obligations - 7.07%
U.S. Treasury Bond,
5.375% due 02/15/31	214,000	239,747
6.875% due 08/15/25	800,000	1,031,313
7.25% due 05/15/16	1,080,000	1,336,036
U.S. Treasury Bonds,
5.50% due 08/15/28	250,000	280,898
U.S. Treasury Note,
3.375% due 02/15/08	410,000	402,601
4.00% due 03/15/10	320,000	317,150
4.25% due 08/15/15	190,000	188,812

Total U.S. Government Obligations (cost: $3,825,018)		3,796,557

Foreign Government Obligations - .49%
Mexico - .49%
United Mexican States,
7.50% Bonds due 01/14/12 (k)	235,000	263,670
Total Foreign Government Obligations (cost: $268,794)		263,670

Corporate Bonds and Notes - 28.19%
Aerospace & Defense - .33%
Northrop Grumman Corp.,
7.125% Nts. due 02/15/11	160,000	176,822
Agriculture - .24%
Archer-Daniels-Midland Co.,
5.375% Nts. due 09/15/35	135,000	130,802

4

Apparel - .90%
Gap (The), Inc.,
6.90% Unsec. Nts. due 09/15/07	470,000	$484,752
Auto Manufacturers - .50%
DaimlerChrysler North America Holding Corp.,
7.20% Unsec. Nts. due 09/01/09	250,000	266,709
Auto Parts & Equipment - .37%
Lear Corp.,
8.11% Sr. Unsec. Nts. due 05/15/09	200,000	198,904
Banks - .39%
Barclays Bank PLC,
6.278% Nts., Series 1 due 12/15/34 (c)	210,000	206,905
Commercial Services - .48%
Hertz Corp.,
6.35% Sr. Nts. due 06/15/10	275,000	260,048
Diversified Financial Services - 7.43%
CIT Group, Inc.,
7.75% Sr. Unsec. Nts. due 04/02/12	100,000	114,633
Citigroup, Inc.,
6.625% Global Sub. Nts. due 06/15/32	105,000	118,384
Countrywide Home Loans, Inc.,
5.50% Medium-Term Nts., Series K due 02/01/07	700,000	707,613
Credit Suisse First Boston USA, Inc.,
5.50% Nts. due 08/15/13	230,000	236,988
Ford Motor Credit Co.,
5.80% Sr. Nts. due 01/12/09	280,000	261,263
General Motors Acceptance Corp.,
6.125% Global Nts. due 02/01/07	535,000	531,856
Goldman Sachs Group, Inc.,
5.70% Sr. Nts. due 09/01/12	250,000	259,295
HSBC Finance Corp.,
4.75% Global Nts. due 07/15/13	265,000	258,648
JP Morgan Chase Capital XV,
5.875% Nts. due 03/15/35	185,000	181,089
MBNA America Bank NA,
7.125% Medium-Term Sub. Nts. due 11/15/12	45,000	50,585
MBNA Corp.,
7.50% Medium-Term Sr. Nts. due 03/15/12	155,000	176,226
Merrill Lynch & Co., Inc.,
5.00% Medium-Term Nts., Series C due 02/03/14	265,000	263,556
Morgan Stanley,
6.60% Nts. due 04/01/12	125,000	135,422
NiSource Finance Corp.,
7.875% Sr. Unsec. Nts. due 11/15/10	175,000	196,751
Prudential Holdings LLC,
8.695% Insured Nts. due 12/18/23 (a)	220,000	281,239
Sprint Capital Corp.,
8.75% Unsec. Nts. due 03/15/32	160,000	214,548

5

Electric - 1.78%
Centerpoint Energy, Inc.,
7.25% Sr. Nts., Series B due 09/01/10	145,000	$157,429
Constellation Energy Group, Inc.,
7.00% Nts. due 04/01/12	175,000	192,382
Dominion Resources, Inc.,
8.125% Sr. Nts., Series A due 06/15/10	190,000	214,177
Midamerican Energy Holdings Co.,
5.875% Sr. Nts. due 10/01/12	220,000	229,550
TXU Corp.,
6.55% Sr. Nts., Series R due 11/15/34	175,000	162,418
Electric Utilities - .26%
FirstEnergy Corp.,
7.375% Sr. Unsec. Unsub. Nts., Series C due 11/15/31	120,000	140,744
Environmental Control - .24%
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B due 04/01/08	125,000	130,312
Food - 2.75%
Albertson’s, Inc.,
8.00% Sr. Nts. due 05/01/31	155,000	141,144
Delhaize America, Inc.,
9.00% Nts. due 04/15/31	170,000	196,238
General Mills, Inc.,
3.875% Nts. due 11/30/07	200,000	196,502
Kraft Foods, Inc.,
4.625% Nts. due 11/01/06	550,000	550,191
Kroger Co. (The),
6.80% Sr. Nts. due 04/01/11	190,000	202,489
Safeway, Inc.,
7.50% Sr. Unsec. Nts. due 09/15/09	175,000	188,335
Gas - .21%
Sempra Energy,
7.95% Nts. due 03/01/10	100,000	111,054
Health Care - Services - .13%
HCA, Inc.,
7.125% Nts. due 06/01/06	71,000	71,916
Home Builders - 1.22%
Beazer Homes USA, Inc.,
6.875% Sr. Nts. due 07/15/15 (a)	130,000	126,100
DR Horton, Inc.,
6.125% Sr. Nts. due 01/15/14	115,000	114,744
K Hovnanian Enterprises, Inc.,
6.50% Gtd. Sr. Nts. due 01/15/14	135,000	129,911
KB Home,
5.75% Nts. due 02/01/14	165,000	156,333
Lennar Corp.,
5.95% Sr. Nts. due 03/01/13	125,000	127,100

6

Insurance - 2.19%
Cigna Corp.,
7.00% Sr. Nts. due 01/15/11	90,000	$98,176
7.40% Nts. due 05/15/07	180,000	187,204
Marsh & McLennan Cos., Inc.,
5.875% Sr. Nts. due 08/01/33	165,000	149,446
Metlife, Inc.,
5.70% Sr. Nts. due 06/15/35	135,000	134,201
Nationwide Financial Services,
6.25% Sr. Nts. due 11/15/11	125,000	133,931
Prudential Insurance Co. of America,
8.30% Nts. due 07/01/25 (a)	220,000	284,458
Travelers Property Casualty Corp.,
3.75% Sr. Nts. due 03/15/08	195,000	189,593
Lodging - .85%
Harrah’s Operating Co., Inc.,
5.625% Gtd. Sr. Nts. due 06/01/15 (a)	135,000	133,456
Hilton Hotels Corp.,
8.25% Nts. due 02/15/11	120,000	135,932
Starwood Hotels & Resorts Worldwide, Inc.,
7.375% Sr. Nts. due 05/01/07	180,000	185,625
Media - 2.08%
Clear Channel Communications, Inc.,
8.00% Sr. Nts. due 11/01/08	245,000	263,808
Comcast Cable Communication Holdings,
8.375% Unsec. Nts. due 03/15/13	220,000	260,297
COX Communications, Inc.,
4.625% Nts. due 01/15/10	270,000	263,993
Liberty Media Corp.,
5.70% Sr. Nts. due 05/15/13	135,000	122,852
Time Warner, Inc.,
7.70% Nts. due 05/01/32	175,000	207,187
Miscellaneous - Manufacturing - .31%
Tyco International Group SA,
6.375% Gtd. Nts. due 02/15/06	165,000	166,102
Oil & Gas - .40%
Pemex Project Funding Master Trust,
5.75% Nts. due 12/15/15 (a)	215,000	212,850
Pipelines - .29%
Kinder Morgan, Inc.,
6.50% Sr. Nts. due 09/01/12	145,000	155,231
Real Estate Investment Trusts - .98%
EOP Operating, LP,
8.10% Nts. due 08/01/10	180,000	201,990
Liberty Property, LP,
5.65% Sr. Nts. due 08/15/14	130,000	132,497
Simon Property Group, LP,
5.625% Nts. due 08/15/14	190,000	194,562

7

Restaurants - .49%
Tricon Global Restaurants, Inc.,
8.50% Sr. Unsec. Nts. due 04/15/06	260,000	$265,319
Retail - 1.18%
Federated Department Stores, Inc.,
6.625% Sr. Nts. due 09/01/08	170,000	177,985
JC Penney Corp., Inc.,
7.40% Nts. due 04/01/37	235,000	254,094
May Department Stores Co. (The),
3.95% Nts. due 07/15/07	205,000	202,121
Telecommunication Services - .34%
Deutsche Telekom International Finance BV,
8.90% Unsec. Unsub. Bonds due 06/15/10	160,000	181,396
Telecommunications - 1.35%
British Telecommunications PLC,
8.625% Nts. due 12/15/30	115,000	155,990
France Telecom SA,
7.75% Sr. Unsec. Nts. due 03/01/11	125,000	141,934
8.50% Nts. due 03/01/31	40,000	53,606
New Cingular Wireless Services, Inc.,
8.125% Nts. due 05/01/12	180,000	211,082
Telecom Italia Capital SA,
5.25% Gtd. Sr. Nts. due 10/01/15	35,000	34,392
Verizon Global Funding Corp.,
5.85% Nts. due 09/15/35	130,000	127,848
Transportation - .50%
FedEx Corp.,
2.65% Nts. due 04/01/07	275,000	267,252

Total Corporate Bonds and Notes (cost: $15,444,422)		15,138,517

Total Securities (cost: $69,300,333) - 127.89%		68,688,261
Other Assets and Liabilities, Net - (27.89)%		(14,980,928)
Net Assets - 100.00%		$53,707,333

The accompanying notes are an integral part of these statements of investments.

8

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas California Municipal Bond Fund

		market value
	face amount	(note 1)

Fixed Rate Bonds and Notes - 88.65%
A B C, Unified School District, Capital Appropriation,
Series B, FGIC Insured, Unsec. Nts., Zero Coupon due 08/01/23	$2,000,000	$870,280
Alameda Corridor Transportation Authority Revenue,
AMBAC Insured, 5.25% due 10/01/21	3,000,000	2,239,440
Anaheim Public Financing Authority, Lease Revenue, Public Improvements Project,
Series A, FSA Insured, 5.00% due 03/01/37	6,000,000	6,112,320
Anaheim Union High School District,
Series A, FSA Insured, 5.375% due 08/01/20	1,000,000	1,114,550
Association of Bay Area Governments, Financing Authority for Nonprofit Corps.,
Schools of Sacred Heart, Series A, 6.15% due 06/01/15	1,000,000	1,082,290
Schools of Sacred Heart, Series A, 6.45% due 06/01/30	2,600,000	2,776,826
Bay Area Toll Authority, Toll Bridge Revenue,
Series D, 5.00% due 04/01/16	1,000,000	1,070,010
Bay Area Transit Financing Authority,
MBIA Insured, 5.00% due 07/01/34	3,000,000	3,146,160
Belmont-Redwood Shores, School District,
FSA Insured, 5.25% due 09/01/21	1,040,000	1,136,637
Beverly Hills, Unified School District Refunding,
5.50% due 05/01/17	1,000,000	1,137,960
5.50% due 05/01/18	990,000	1,132,530
5.50% due 05/01/20	765,000	880,760
Calleguas-Las Virgines Public Financing Authority, Municipal Water District B,
MBIA Insured, 5.25% due 07/01/19	1,000,000	1,090,210
Capistrano, Unified School District, School Facilities Improvement District No. 1,
Series C, FSA Insured, 5.50% due 08/01/22	1,215,000	1,340,570
Central Coast Water Authority, Revenue Refunding, State Water Project, Regional Facilities,
Series A, AMBAC Insured, 5.00% due 10/01/22	3,250,000	3,366,870
Chaffey Community College District,
FSA Insured, 5.25% due 07/01/17	1,530,000	1,704,741
FSA Insured, 5.25% due 07/01/17	75,000	82,095
Del Mar, Race Track Authority,
5.00% due 08/15/25	1,000,000	1,025,020
Department of Water Resources, Power Supply Revenue,
Series A, 5.375% due 05/01/22	5,745,000	6,253,375
East Bay Municipal Utility District, Water System Revenue,
MBIA Insured, 5.00% due 06/01/26	3,000,000	3,104,490
El Monte, City School District, Election of 1999,
Series C, FGIC Insured, 5.25% due 05/01/29	3,980,000	4,254,819
Elk Grove Finance Authority, Special Tax Revenue,
AMBAC Insured, 4.125% due 09/01/20	1,000,000	981,930
AMBAC Insured, 4.50% due 09/01/36	4,000,000	3,871,400
Elk Grove, Unified School District, Special Tax Refunding, Community Facilities District 1,
AMBAC Insured, 6.50% due 12/01/24	1,500,000	1,923,210
Foothill/Eastern Corridor Agency, Toll Road Revenue,
MBIA Insured, 5.80% due 01/15/20 (d)	3,000,000	2,704,320
MBIA Insured, 5.85% due 01/15/23 (d)	3,000,000	2,680,560
5.75% due 01/15/40	7,345,000	7,527,083
Fresno, Unified School District,
Series B, MBIA Insured, 5.00% due 02/01/17	1,000,000	1,088,470
Health Facilities Financing Authority,
Cedars-Sinai Medical Center, 5.00% due 11/15/34	2,500,000	2,544,400

1

Jurupa, Unified School District,
FGIC Insured, 5.50% due 08/01/15	$1,125,000	$1,249,132
Kern High School District Refunding,
Series 1990-C, MBIA Insured, 6.25% due 08/01/12	1,200,000	1,400,856
LA Quinta, Redevelopment Agency, Tax Allocation, Project Area #1,
AMBAC Insured, 5.00% due 09/01/21	1,000,000	1,052,010
Lodi, Unified School District,
MBIA Insured, 5.00% due 08/01/19	2,990,000	3,193,499
MBIA Insured, 5.00% due 08/01/22	4,195,000	4,430,339
Long Beach Harbor Revenue,
Series B, FGIC Insured, 5.00% due 05/15/17	3,000,000	3,223,680
Long Beach, Bond Finance Authority Revenue, Housing & Gas Utilities Redevelopment,
Series A-1, AMBAC Insured, 5.00% due 08/01/30	4,000,000	4,147,640
Long Beach, Unified School District, Election 1999,
Series C, MBIA Insured, 5.00% due 08/01/21	2,245,000	2,366,230
Los Angeles, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue,
Bunker Hill, Series A, FSA Insured, 5.00% due 12/01/22	1,385,000	1,460,967
Los Angeles, COP, Sonnenblick Del Rio,
AMBAC Insured, 6.00% due 11/01/19	2,000,000	2,260,780
Los Angeles, Department of Airports, Airport Revenue,
Los Angeles International Airport, Series B, MBIA Insured, 5.00% due 05/15/08	1,000,000	1,051,000
Los Angeles, Department of Water and Power Waterworks Revenue,
Series A, 5.125% due 07/01/41	6,500,000	6,686,485
Series B, FSA Insured, 5.125% due 07/01/20	1,500,000	1,617,000
Series C, MBIA Insured, 5.25% due 07/01/18	2,350,000	2,575,882
Series C, MBIA Insured, 5.25% due 07/01/19	2,500,000	2,734,500
Los Angeles, Harbor Development Revenue,
7.60% due 10/01/18	135,000	167,926
Los Angeles, Unified School District,
Series A, MBIA Insured, 5.375% due 07/01/18	2,000,000	2,202,640
Los Banos, Unified School District, Election of 1995,
FGIC Insured, 5.00% due 08/01/25	1,005,000	1,063,612
Manhattan Beach, Unified School District,
Series A, FGIC Insured, Zero Coupon due 09/01/16	2,690,000	1,681,411
Marina, Election of 2002,
AMBAC Insured, 5.25% due 08/01/35	1,000,000	1,094,150
Maritime Infrastructure Authority, Airport Revenue,
San Diego University, Port District Airport, AMBAC Insured, AMT, 5.00% due 11/01/20	9,000,000	9,109,710
Metropolitan Water District of Southern California Waterworks Revenue,
Series A, 5.00% due 03/01/13	2,000,000	2,186,280
Series B-3, MBIA Insured, 5.00% due 10/01/29	2,500,000	2,618,075
Series B-4, MBIA Insured, 4.50% due 10/01/31	2,000,000	1,969,540
Modesto High School District, Stanislaus County, Capital Appropriation,
Series A, FGIC Insured, Zero Coupon due 08/01/26	4,000,000	1,479,760
Modesto Irrigation District, COP, Refunding and Capital Improvement,
Series B, 5.30% due 07/01/22	2,680,000	2,681,742
Mt. Diablo, Unified School District,
FSA Insured, 5.00% due 08/01/24	1,000,000	1,051,270
Napa Valley, Community College District, Election of 2002,
Series B, MBIA Insured, 5.00% due 08/01/23	1,500,000	1,592,070
Natomas, Unified School District, 1999 Refunding,
MBIA Insured, 5.95% due 09/01/21	1,000,000	1,189,670
North Orange County, Community College District, Election of 2002,
Series B, FGIC Insured, 5.00% due 08/01/20	1,000,000	1,097,170

2

Northern California Power Agency Public Power Revenue Refunding,
Hydroelectric Project 1, Series A, AMBAC Insured, 7.50% due 07/01/23	$50,000	$67,891
Oakland State Building Authority Lease Revenue,
Elihu M. Harris, Series A, AMBAC Insured, 5.00% due 04/01/23	2,330,000	2,429,864
Oakland, Unified School District, Alameda County,
FGIC Insured, 5.25% due 08/01/20	3,000,000	3,244,560
Pacifica, COP, Street Improvement Project,
AMBAC Insured, 5.875% due 11/01/29	1,105,000	1,228,627
Palo Alto, Unified School District,
Series B, 5.375% due 08/01/18	1,250,000	1,300,925
Pasadena, Electric Revenue,
MBIA Insured, 5.00% due 06/01/19	4,625,000	4,936,956
Pomona, Unified School District,
Series C, FGIC Insured, 6.00% due 08/01/25	500,000	540,100
Puerto Rico Commonwealth, Public Improvement,
Prerefunded, FSA Insured, 5.125% due 07/01/30	1,230,000	1,342,643
Series A, MBIA Insured, 5.50% due 07/01/13	1,000,000	1,128,200
Series A, MBIA Insured, 5.50% due 07/01/14	1,000,000	1,135,880
Series A, MBIA Insured, 5.00% due 07/01/30	1,200,000	1,264,512
Series C, 6.00% due 07/01/13	2,000,000	2,132,180
Unrefunded, FSA Insured, 5.125% due 07/01/30	770,000	816,354
5.00% due 07/01/27	1,000,000	1,060,540
Puerto Rico, Electric Power Authority, Power Revenue,
Series II, FSA Insured, 5.125% due 07/01/26	3,000,000	3,190,800
Series KK, FSA Insured, 5.50% due 07/01/15	1,000,000	1,140,900
Series PP, FGIC Insured, 5.00% due 07/01/25	2,000,000	2,120,560
Puerto Rico, Highway and Transportation Authority, Transportation Revenue,
Series A, 5.00% due 07/01/38	3,500,000	3,558,905
Puerto Rico, Infrastructure Financing Authority,
Series A, 5.50% due 10/01/32	1,000,000	1,095,120
Puerto Rico, Public Buildings Authority, Guaranteed Revenue,
Prerefunded, Series D, 5.375% due 07/01/33	3,300,000	3,627,426
Series H, FGIC Insured, 5.25% due 07/01/13	890,000	989,164
Unrefunded, Series D, 5.375% due 07/01/33	1,200,000	1,271,220
Puerto Rico, Public Finance Corp., Commonwealth Appropriation,
Prerefunded, Series E, 5.50% due 08/01/29	1,680,000	1,862,633
Series A, MBIA Insured, 5.50% due 08/01/15	3,000,000	3,307,920
Unrefunded, Series E, 5.50% due 08/01/29	570,000	608,201
Riverside, Community College District,
Prerefunded, Series A, MBIA Insured, 5.50% due 08/01/29	1,980,000	2,245,764
Unrefunded, Series A, MBIA Insured, 5.50% due 08/01/29	20,000	22,684
Rowland, Unified School District, Election of 2000,
Series B, FSA Insured, 5.25% due 08/01/23	2,115,000	2,307,571
Sacramento Municipal Utility Distict,
Series K, AMBAC Insured, 5.75% due 07/01/18	2,350,000	2,744,706
Sacramento Sanitation District Financing Authority Revenue,
AMBAC Insured, 5.00% due 12/01/27	1,250,000	1,296,088
Sacramento, Unified School District, Election of 2002,
MBIA Insured, 5.00% due 07/01/30	5,000,000	5,251,700
Salinas, Unified High School District,
Series A, MBIA Insured, 5.375% due 06/01/22	2,830,000	3,108,189
San Bernardino County, COP, Medical Center Financing Project,
MBIA Insured, 5.00% due 08/01/28	3,500,000	3,610,460
San Diego, COP,
5.25% due 10/01/28	1,000,000	1,042,270
San Diego, COP, Edgemoor Project & Regulation System,
AMBAC Insured, 5.00% due 02/01/29	1,530,000	1,591,246
San Diego, Public Safety Communication Project,
6.50% due 07/15/09	1,525,000	1,698,469

3

San Diego, Unified School District, Election of 1998,
Series D, FGIC Insured, 5.25% due 07/01/19	$2,000,000	$2,203,020
Series D, FGIC Insured, 5.25% due 07/01/25	3,670,000	4,042,542
San Francisco City and County Airport Commission, International Airport Revenue,
Issue 23B, Second Series, FGIC Insured, 5.00% due 05/01/24	3,000,000	3,129,600
San Francisco City and County, COP, San Bruno Jail #3,
AMBAC Insured, 5.25% due 10/01/33	4,000,000	4,250,040
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
7.40% due 01/01/07	1,000,000	1,055,470
7.50% due 01/01/09	1,000,000	1,118,290
San Jose Library, Parks and Public Safety Projects,
5.00% due 09/01/21	3,830,000	4,063,822
San Jose, Unified School District, Santa Clara County,
Series A, FSA Insured, 5.00% due 08/01/21	1,745,000	1,851,096
Series A, FSA Insured, 5.00% due 08/01/22	3,700,000	3,907,570
San Mateo County, Joint Powers Authority, Lease Revenue Capital Projects,
Series A, FSA Insured, 5.125% due 07/15/32	2,145,000	2,254,545
San Ramon Valley, Unified School District, Election of 2002,
FSA Insured, 5.25% due 08/01/20	1,000,000	1,092,220
Sanger, Unified School District,
MBIA Insured, 5.60% due 08/01/23	2,530,000	2,960,859
Santa Ana, Unified School District,
MBIA Insured, 5.375% due 08/01/19	1,065,000	1,171,820
Santa Barbara, COP, Retirement Services, Revenue,
5.75% due 08/01/20	2,000,000	2,071,280
Santa Clara Valley Transportation Authority, Sales Tax Revenue,
MBIA Insured, Series A, 5.00% due 06/01/18	2,000,000	2,175,160
Santa Clara, Unified School District, Election of 1997,
MBIA Insured, 5.00% due 07/01/21	1,795,000	1,903,723
Santa Margarita, Dana Point Authority Revenue Refunding, Improvement Districts 3, 3A, 4 and 4A,
Series B, MBIA Insured, 7.25% due 08/01/07	500,000	538,105
Series B, MBIA Insured, 7.25% due 08/01/13	2,000,000	2,477,020
South Whittier, Elementary School District, Capital Appropriation,
Series A, FGIC Insured, Zero Coupon due 08/01/13	500,000	366,790
Series A, FGIC Insured, Zero Coupon due 08/01/14	250,000	173,725
Southwestern Community College,
MBIA Insured, 5.00% due 08/01/25	1,220,000	1,306,949
State Department of Veteran Affairs, Home Purchase Revenue,
Series A, AMBAC Insured, 5.35% due 12/01/27	2,000,000	2,092,720
State Department of Water Resources, Power Supply Revenue, Central Valley Project,
Series AC, MBIA Insured, 5.00% due 12/01/27	1,000,000	1,050,980
Series W, FSA Insured, 5.125% due 12/01/29	2,000,000	2,081,860
State Educational Facilities Authority Revenue Refunding,
College of Arts, 5.75% due 06/01/25	2,000,000	2,101,280
Dominican University, 5.75% due 12/01/30	1,000,000	1,038,540
Loyola Marymount University, MBIA Insured, 5.00% due 10/01/22	700,000	734,272
Lutheran University, Series C, 5.00% due 10/01/24	1,215,000	1,245,995
Pepperdine University, 5.75% due 09/15/30	2,000,000	2,175,360
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	3,750,000	4,110,075
Scripps College, 5.00% due 08/01/31	500,000	511,905
Stanford University, Series R, 5.00% due 11/01/21	2,000,000	2,125,900
University of Redlands, FGIC Insured, 5.00% due 06/01/33	2,715,000	2,823,491
University of Southern California, Series C, 5.125% due 10/01/28	2,695,000	2,836,299

4

State Health Facilities Financing Authority, Revenue Refunding,
Adventist Health System, Series A, 5.00% due 03/01/33	$3,000,000	$3,038,820
Scripps Health, Series A, MBIA Insured, 5.00% due 10/01/22	500,000	533,085
Stanford Health Care, Series A, FSA Insured, 5.00% due 11/15/23	2,000,000	2,064,580
Stanford Health Care, Series A, FSA Insured, 5.00% due 11/15/28	1,000,000	1,049,030
State Housing Finance Agency Revenue Home Mortgage, Multi-Family Program,
Series B, AMBAC Insured, AMT, 6.05% due 08/01/16	1,330,000	1,380,367
Series K, MBIA Insured, 6.15% due 08/01/16	975,000	1,005,089
State Infrastructure & Economic Development Bank, Revenue Refunding,
Bay Area Toll Bridges, 1st Lien, Series A, FSA Insured, 5.25% due 07/01/21	3,000,000	3,270,630
J. David Gladstone Institute Project, 5.25% due 10/01/34	3,000,000	3,084,150
Kaiser Hospital, Assistance I-Limited Liablity Co., Series A, 5.55% due 08/01/31	3,500,000	3,698,065
Scripps Research Institute, Series A, 5.00% due 07/01/29	2,500,000	2,591,625
YMCA, Metropolitan Los Angeles Project, AMBAC Insured, 5.25% due 02/01/26	2,000,000	2,121,840
State Municipal Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project,
AMT, 4.10% due 09/01/14	1,000,000	1,002,380
Series A-2, AMT, 5.40% due 04/01/25	2,000,000	2,073,020
State Pollution Control Financing Authority, Pollution Control Revenue,
Southern California Edison Co., 2.00% due 03/01/08	2,000,000	1,985,880
State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc.,
Series B, AMT, 5.00% due 07/01/27	3,000,000	2,976,180
Series C, AMT, 4.85% due 12/01/27	1,000,000	1,025,090
State Public Works Board,
Department of Corrections, Series C, 5.50% due 06/01/23	1,000,000	1,085,450
State Public Works Board, Lease Revenue,
Coalinga State Hospital, Series A, 5.125% due 06/01/29	2,000,000	2,084,420
Department of General Services, Butterfield, Series A, 5.25% due 06/01/24	2,400,000	2,555,208
UCLA Replacement Hospital, Series A, FSA Insured, 5.375% due 10/01/17	1,700,000	1,845,860
University of California Institute, Series C, 5.00% due 04/01/20	2,375,000	2,514,983
Various University of California Projects, Series C, AMBAC Insured, 5.125% due 09/01/22	1,475,000	1,550,358
State Rural Home Mortgage Finance Authority, Single-Family Revenue Refunding,
Series C, AMT, 7.50% due 08/01/27	30,000	30,348
State, General Obligation,
Series BH, AMT, 5.60% due 12/01/32	1,000,000	1,003,540
5.00% due 02/01/12	1,650,000	1,776,555
5.00% due 02/01/17	500,000	530,215
5.00% due 07/01/17	5,000,000	5,324,700
5.00% due 05/01/19	10,000,000	10,641,900
5.625% due 05/01/19	400,000	435,396
5.50% due 06/01/20	2,765,000	2,968,504
5.25% due 10/01/23	1,210,000	1,284,439
5.50% due 09/01/24	1,000,000	1,094,710
5.50% due 06/01/25	1,590,000	1,707,024
5.25% due 02/01/28	6,000,000	6,409,860
5.00% due 02/01/32	2,500,000	2,579,800
2.50% due 05/01/33	3,000,000	2,991,810
5.50% due 11/01/33	4,600,000	5,033,320
5.25% due 04/01/34	2,000,000	2,115,820

5

Statewide Communities Development Authority Revenue,
Daughters of Charity Health, Series A, 5.25% due 07/01/30	$2,000,000	$2,059,860
Huntington Memorial Hospital, 5.00% due 07/01/35	3,000,000	3,067,890
Statewide Communities Development Authority,
California Endowment, 5.00% due 07/01/33	3,000,000	3,130,980
Kaiser Permanente, Series I, 3.45% due 04/01/35	2,000,000	1,959,600
Memorial Health Services, Series A, 5.50% due 10/01/33	2,000,000	2,097,600
The Salk Institute Biological, MBIA Insured, 5.25% due 07/01/20	1,540,000	1,687,578
Thomas Jefferson School of Law, 4.875% due 10/01/31	2,000,000	1,983,400
Thomas Jefferson School of Law, 4.875% due 10/01/35	500,000	489,580
5.00% due 03/01/35	3,000,000	3,047,910
Statewide Communities Development Authority, COP,
6.00% due 08/01/28	1,900,000	1,975,620
Statewide Communities Development Authority, Multi-Family Revenue, Residential-B,
5.20% due 12/01/29	2,500,000	2,630,900
Torrance, COP,
AMBAC Insured, 5.25% due 06/01/34	3,690,000	3,935,717
Torrance, COP, Refinancing & Public Improvement Project,
Series A, AMBAC Insured, 5.00% due 06/01/34	1,310,000	1,359,374
Turlock Irrigation District Revenue Refunding,
Series A, MBIA Insured, 6.00% due 01/01/10	500,000	555,645
University of California Revenue,
Series A, AMBAC Insured, 5.00% due 11/01/25	2,000,000	2,113,800
UCLA Medical Center, AMBAC Insured, 5.25% due 05/15/30	1,250,000	1,324,775
University of California, Multi-Purpose Projects,
Series M, FGIC Insured, 5.125% due 09/01/21	5,440,000	5,785,821
University of Puerto Rico University System Revenue Bonds, COP,
Series O, MBIA Insured, 5.375% due 06/01/30	1,000,000	1,011,610
Upland, COP,
San Antonio Community Hospital, 5.00% due 01/01/18	2,745,000	2,780,411
Upland, Unified School District, Capital Appropriation, Election of 2000,
FSA Insured, 5.125% due 08/01/25	1,000,000	1,067,760
Val Verde, Unified School District, COP,
FGIC Insured, 5.25% due 01/01/25	1,000,000	1,112,990
Vallejo Unified School District,
Series A, MBIA Insured, 5.90% due 02/01/17	1,000,000	1,173,150
Ventura, Unified School District Refunding,
FSA Insured, 5.25% due 08/01/25	3,765,000	4,143,533
West Contra Costa Healthcare District, COP,
AMBAC Insured, 5.50% due 07/01/29	3,000,000	3,261,210
Westside Unified School District Refunding,
Series C, AMBAC Insured, 6.00% due 08/01/14	300,000	351,783
Total Fixed Rate Bonds and Notes (cost: $404,110,933)		422,814,451

Variable Rate Demand Notes * - 10.58%
Association of Bay Area Governments, Financing Authority for Nonprofit Corps.,
American Baptist Homes, 2.77% due 10/01/27	995,000	995,000
Bay Area Toll Authority, Toll Bridge Revenue,
AMBAC Insured, 2.67% due 04/01/36	5,000,000	5,000,000
Irvine Ranch, Water District,
2.77% due 04/01/33	1,050,000	1,050,000
Irvine, Improvement Board Act of 1915,
2.77% due 09/02/22	200,000	200,000

6

2.77% due 09/02/23	$2,400,000	$2,400,000
2.77% due 09/02/24	1,500,000	1,500,000
Metropolitan Water District of Southern California,
2.77% due 07/01/35	2,000,000	2,000,000
Municipal Finance Authority,
Chevron Corp., 2.74% due 06/01/25	1,760,000	1,760,000
Orange County, Airport Development,
WLDB Associates, 2.69% due 12/01/29	1,000,000	1,000,000
Pittsburg, Redevelopment Agency,
Los Medanos Community, AMBAC Insured, 2.74% due 09/01/35	4,200,000	4,200,000
Pollution Control Financing Authority, Pacific Control Revenue,
Pacific Gas & Electric Corp., 2.80% due 11/01/26	12,915,000	12,915,000
Riverside County, Multi-Family Mortgage Revenue,
Mountain View Apts., Series A, 2.69% due 08/01/25	1,075,000	1,075,000
San Diego, Housing Authority,
Vista Court Ltd., 2.69% due 12/01/22	600,000	600,000
San Francisco City & County Redevelopment Agency,
2.47% due 12/01/17	1,000,000	1,000,000
San Francisco City and County,
MBIA Insured, 2.68% due 06/15/30	2,740,000	2,740,000
Southern California Public Power Authority, Transmission Project Revenue Refunding, Southern Transmission,
Series A, FSA Insured, 2.72% due 07/01/23	1,800,000	1,800,000
State Department of Water Resources,
2.77% due 05/01/22	3,700,000	3,700,000
2.78% due 05/01/22	1,100,000	1,100,000
State Economic Recovery,
2.78% due 07/01/23	600,000	600,000
State, General Obligation,
2.80% due 05/01/34	1,750,000	1,750,000
State, General Obligation, Kindergarten-University,
Series B-1, 2.80% due 05/01/34	1,900,000	1,900,000
Series B-2, 2.78% due 05/01/34	800,000	800,000
Statewide Communities Development Authority, Pollution Control Revenue,
Chevron USA, Inc./Chevron Corp., 2.74% due 05/15/24	200,000	200,000
Tahoe Forest, Hospital District Revenue,
2.74% due 07/01/33	200,000	200,000
Total Variable Rate Demand Notes * (cost: $50,485,000)		50,485,000
Total Securities (cost: $454,595,933) - 99.23%		473,299,451
Other Assets and Liabilities, Net - .77%		3,651,872
Net Assets - 100.00%		$476,951,323

The accompanying notes are an integral part of these statements of investments.

7

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas National Municipal Bond Fund

		market value
	face amount	(note 1)

Fixed Rate Bonds and Notes - 88.84%
Alabama - 2.00%
Jefferson County, Limited Obligation Reserve Bond Warrants,
Series A, 5.00% due 01/01/24	$1,000,000	$1,032,690
State Docks Department, Docks Facilities Revenue,
MBIA Insured, AMT, 6.10% due 10/01/13	1,000,000	1,046,040
Tallassee, Industrial Development Board Revenue Refunding,
Dow United Technologies Corp., Series B, 6.10% due 08/01/14	1,000,000	1,045,410
Alaska - 1.74%
Anchorage, Electric Utility Revenue Refunding,
Senior Lien, MBIA Insured, 8.00% due 12/01/10	985,000	1,191,574
Conway, Public Facilities Board, Capital Improvement Revenue, Hendrix College Project,
Series A, 5.00% due 10/01/26	1,000,000	1,031,570
Series B, 4.75% due 10/01/30	500,000	502,365
Arizona - 3.84%
Maricopa County, Unified School District 69, Paradise Valley Refunding,
MBIA Insured, 6.35% due 07/01/10	600,000	679,458
Phoenix, Civic Improvement Corp., Water System Revenue,
FGIC Insured, 5.25% due 07/01/18	1,000,000	1,119,600
Pinal County, Unified School District 43,
Apache JCT, Series A, FGIC Insured, 6.80% due 07/01/09	425,000	477,326
Salt River Project, Agricultural Improvement and Power District,
Series A, 5.00% due 01/01/22	1,150,000	1,215,998
Tucson, Water Revenue,
FGIC Insured, 5.50% due 07/01/17	2,250,000	2,514,555
California - 9.27%
A B C California, Unified School District, Capital Appropriation,
Series B, FGIC Insured, Zero Coupon due 08/01/24	1,715,000	709,633
Agua Caliente Band Cahuilla Indians, California Revenue,
6.00% due 07/01/18	1,000,000	1,062,080
Department of Water Resources, Power Supply Revenue,
5.375% due 05/01/22	1,000,000	1,088,490
Educational Facilities Authority, Revenue Refunding,
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	1,000,000	1,096,020
El Paso County School District No. 20,
FGIC Insured, 5.50% due 12/15/23	1,000,000	1,113,630
Foothill/Eastern Corridor Agency, Toll Road Revenue,
5.75% due 01/15/40	2,000,000	2,049,580
Kern, High School District,
Series 1990-C Election, MBIA Insured, 6.25% due 08/01/10	545,000	619,948
State, General Obligation,
5.00% due 07/01/17	1,500,000	1,597,410
5.00% due 10/01/22	700,000	728,497
5.00% due 02/01/32	500,000	515,960
5.50% due 11/01/33	1,200,000	1,313,040
Statewide Communities Development Authority,
Daughters of Charity Health System, 5.25% due 07/01/25	1,000,000	1,034,640
Thomas Jefferson School of Law, 4.875% due 10/01/31	500,000	495,850
University of California Revenue, Multiple Purpose Projects,
Series M, FGIC Insured, 5.125% due 09/01/22	1,000,000	1,063,570
Colorado - 15.34%
Boulder County, Development Revenue,
University Corp. for Atmospheric Research, MBIA Insured, 5.00% due 09/01/27	1,880,000	1,952,267
Castle Rock, Golf Enterprise Revenue,
5.10% due 12/01/22	1,000,000	1,015,800

1

Colorado Springs,
Colorado College Project, 5.00% due 06/01/23	$1,085,000	$1,143,623
Colorado Springs, Utilities System Revenue, Sub-Lien Improvement,
Series A, 5.00% due 11/15/33	1,000,000	1,037,800
Denver, City and County Airport Revenue,
Series B, 5.00% due 11/15/33	1,000,000	1,037,800
Department of Transportation, Revenue Anticipation Nts.,
Series A, MBIA Insured, 5.25% due 06/15/10	1,000,000	1,084,480
E-470 Public Highway Authority, Colorado Revenue, Capital Appreciation,
Senior Series B, MBIA Insured, Zero Coupon due 09/01/21	2,000,000	953,160
Series C, MBIA Insured, Zero Coupon due 09/01/17 (d)	1,900,000	1,516,713
Educational & Cultural Facilities Authority Revenue,
Regis University Project, 5.00% due 06/01/24	1,695,000	1,739,256
Educational & Cultural Facilities Authority Revenue, Nashville Public Radio,
5.50% due 04/01/11	410,000	437,085
5.875% due 04/01/22	1,000,000	1,059,440
Health Facilities Authority,
Evangelical Lutheran Project, Series A, 5.25% due 06/01/34	1,300,000	1,340,820
Vail Valley Medical Center Project, 5.75% due 01/15/22	1,770,000	1,876,005
Housing Finance Authority, Single-Family Program,
Senior Series A-1, AMT, 7.40% due 11/01/27	60,000	60,161
Jefferson County,
School District No. R-001, Series A, FSA Insured, 5.00% due 12/15/17	1,000,000	1,087,450
Larimer County,
School District No. R-001, MBIA Insured, 5.50% due 12/15/23	1,000,000	1,128,020
Regional Transportation District, Sales Tax Revenue,
Series A, 5.00% due 11/01/20	1,000,000	1,071,990
South Suburban Parks & Recreation District Revenue,
AMBAC Insured, 5.375% due 09/15/18	2,160,000	2,337,746
University of Colorado Enterprise System Revenue,
FGIC Insured, 5.00% due 06/01/33	1,000,000	1,047,580
University of Colorado, COP, Master Lease Purchase Agreement,
Series A, AMBAC Insured, 5.00% due 06/01/33	1,000,000	1,037,320
Connecticut - 2.53%
State Health & Educational Facilities Authority Revenue,
5.125% due 07/01/27	2,700,000	2,832,543
State, General Obligation,
AMBAC Insured, 5.25% due 06/01/18	1,000,000	1,124,300
Florida - 6.99%
Collier County, School Board, COP,
FSA Insured, 5.25% due 02/15/21	1,000,000	1,118,000
Department of Transportation, Infrastructure Bank Revenue,
Series A, 5.00% due 07/01/21	750,000	792,637
Escambia, Health Facilities Authority Revenue,
Ascension Health Credit, Series A, 5.25% due 11/15/11	1,000,000	1,086,210
Hillsborough County, Aviation Authority Revenue,
Tampa International Airport, Series B, AMBAC Insured, 5.00% due 10/01/23	1,000,000	1,053,930
Lee County, Airport Revenue,
Series A, FSA Insured, AMT, 5.875% due 10/01/19	2,000,000	2,185,860
Manatee County, Transit Revenue,
AMBAC Insured, 5.00% due 10/01/17	1,350,000	1,455,448
Miami-Dade County, Special Obligation, Capital Appreciation and Income,
Series B, MBIA Insured, 4.58% due 10/01/35	1,000,000	860,880
Orange County, Sales Tax,
Series A, FGIC Insured, 5.125% due 01/01/21	2,200,000	2,363,020
Georgia - 1.58%
Augusta, Water & Sewer Revenue,
FSA Insured, 5.25% due 10/01/39	1,000,000	1,071,300

2

Burke County, Development Authority Pollution Control Revenue,
Georgia Power Co., FGIC Insured, 4.75% due 05/01/34	$315,000	$316,534
Chatham County, Hospital Authority Revenue,
Memorial Health Medical Center, Series A, 6.125% due 01/01/24	1,000,000	1,084,980
Illinois - 4.15%
Chicago, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement,
7.25% due 12/01/12	1,500,000	1,840,275
Cook County,
MBIA Insured, 7.25% due 11/01/07	620,000	644,199
Finance Authority, Gas Supply Revenue,
People’s Gas, Light & Coke Co., Series A, AMBAC Insured, 4.30% due 06/01/35	500,000	502,355
Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appropriation, FGIC Insured, 0.00% due 06/15/29	4,000,000	1,296,160
State, General Obligation,
FSA Insured, 5.375% due 05/01/13	2,000,000	2,198,620
Louisiana - .87%
Calcasieu Parish, Public Trust Authority, Student Lease Revenue,
McNeese Student Housing Project, MBIA Insured, 5.25% due 05/01/33	1,295,000	1,359,077
Maryland - .67%
Health & Higher Educational Facilities Authority Revenue,
John Hopkins University, Series A, 5.00% due 07/01/33	1,000,000	1,043,130
Massachusetts - 1.76%
Housing Finance Agency,
Series F, MBIA Insured, AMT, 5.125% due 12/01/34	100,000	101,673
Industrial Finance Agency Revenue,
5.65% due 10/01/18	500,000	524,615
Massachusetts State School Building Authority,
Series A, FSA Insured, 5.00% due 08/15/24	2,000,000	2,118,200
Michigan - .72%
Detroit School District, School Building & Site Improvement,
Series A, FGIC Insured, 5.50% due 05/01/15	1,000,000	1,121,800
Minnesota - .83%
Chaska, Electric Revenue, Generating Facilities,
Series A, 5.25% due 10/01/20	1,200,000	1,293,912
Mississippi - .82%
Higher Education Assistance Corp., Student Loan Revenue,
Series C, AMT, 6.05% due 09/01/07	45,000	45,065
Hospital Equipment & Facilities Authority Revenue,
Baptist Memorial Hospital, Series B-1, 5.00% due 09/01/24	1,000,000	989,110
Jones County, Hospital Revenue,
South Central Regional Medical Center, 5.50% due 12/01/17	250,000	247,578
Missouri - .68%
Curators University, System Facility Revenue,
Series A, 5.00% due 11/01/21	1,000,000	1,062,670
Nevada - .04%
Housing Division, Single-Family Mortgage Revenue,
Series C, AMT, 6.60% due 04/01/14	65,000	65,904
New Hampshire - .88%
Business Financing Authority, Pollution Control Revenue,
Central Maine Power Co., 5.375% due 05/01/14	1,300,000	1,382,407
New Jersey - 2.14%
Garden State, Preservation Trust of New Jersey, Open Space & Farmland 2005,
Series A, FSA Insured, 5.80% due 11/01/19	1,000,000	1,159,120
Series A, FSA Insured, 5.80% due 11/01/23	1,000,000	1,140,180
New Jersey Economic Development Authority,
Series O, 5.125% due 03/01/30	1,000,000	1,049,870
New York - 9.00%
Highway Authority, Service Contract Revenue, Local Highway and Bridge,
Prerefunded, 5.00% due 04/01/17	205,000	215,150
Unrefunded, 5.00% due 04/01/17	795,000	826,275

3

Long Island Power Authority, Electric System Revenue,
5.00% due 06/01/08	$1,500,000	$1,571,910
Metropolitan Transportation Authority, Service Contract,
Series A, 5.75% due 01/01/18	1,000,000	1,145,140
Series A, 5.10% due 01/01/21	1,110,000	1,181,584
Series A, 5.125% due 01/01/29	1,000,000	1,050,920
Metropolitan Transportation Authority, Transportation Facilities Revenue,
Series 8, 5.375% due 07/01/21	1,000,000	1,121,250
New York City, General Obligation,
Prerefunded, Series L, 5.75% due 08/01/12	240,000	254,100
Series F, 6.00% due 08/01/11	500,000	518,710
Series I, 5.875% due 03/15/14	500,000	514,450
Unrefunded, Series L, 5.75% due 08/01/12	260,000	273,328
New York City, Municipal Water Finance Authority, Water & Sewer Systems Revenue,
Prerefunded, Series B, 6.00% due 06/15/33	625,000	705,456
Unrefunded, Series B, 6.00% due 06/15/33	375,000	418,913
New York City, Transitional Financing Authority Revenue, Future Tax Secured,
Series B, 5.00% due 05/01/30	1,000,000	1,039,850
New York State Thruway Authority,
Series G, FSA Insured, 5.25% due 01/01/27	2,000,000	2,171,500
Sales Tax Asset Receivable Corporation,
Series A, AMBAC Insured, 5.00% due 10/15/32	1,000,000	1,051,200
North Carolina - 3.01%
Eastern Municipal Power Agency, Power System Revenue,
Series C, 5.375% due 01/01/17	1,000,000	1,055,460
Series D, 5.125% due 01/01/23	500,000	511,355
Facilities Financing Agency Revenue,
Duke University Project, Series A, 5.125% due 07/01/42	2,000,000	2,077,540
Municipal Power Agency,
Series B, 6.375% due 01/01/08	1,000,000	1,065,050
Ohio - 3.18%
Cuyahoga, Refunding Revenue Bonds,
Series A, 5.50% due 01/01/29	1,000,000	1,060,060
Lakota, Local School District,
AMBAC Insured, 7.00% due 12/01/09	1,740,000	1,986,071
Steubenville, Hospital Revenue, Facilities Refunding and Improvement,
Trinity Health System, 6.50% due 10/01/30	1,750,000	1,921,640
Pennsylvania - 1.69%
Lancaster, Area Sewer Authority,
FGIC Insured, 5.00% due 04/01/21	1,000,000	1,066,190
Lehigh County, Industrial Development Authority, Pollution Control Revenue,
PPL Electric Utilities Corp., FGIC Insured, 4.75% due 02/15/27	500,000	507,540
Monroe County, Hospital Authority Revenue,
Pocono Medical Center, 6.00% due 01/01/43	1,000,000	1,064,560
Puerto Rico - 3.92%
Commonwealth, Public Improvement,
Series A, FGIC Insured, 5.50% due 07/01/18	2,000,000	2,310,280
Series A, MBIA Insured, 5.50% due 07/01/14	500,000	567,940
Series C, 6.00% due 07/01/13	1,000,000	1,066,090
Infrastructure Financing Authority,
Series A, 5.50% due 10/01/32	1,000,000	1,095,120
Public Buildings Authority Revenue, Government Facilities,
Prerefunded, Series D, 5.25% due 07/01/27	730,000	797,021
Unrefunded, Series D, 5.25% due 07/01/27	270,000	283,584
Rhode Island - .99%
Health & Educational Building Corp. Revenue, Higher Education Facility,
Salve Regina University, 5.125% due 03/15/32	1,500,000	1,549,110
South Carolina - .64%
Newberry County School District,
5.00% due 12/01/30	1,000,000	1,001,510

4

Texas - 4.20%
Dallas-Fort Worth, International Airport Revenue, Refunding and Improvement,
Series A, FGIC Insured, AMT, 5.50% due 11/01/31	$1,500,000	$1,579,830
Lower Colorado River Authority, Transmission Contract Revenue,
FGIC Insured, 5.00% due 05/15/25	1,000,000	1,032,580
McAllen, Independent School District,
5.00% due 02/15/22	2,700,000	2,842,290
Red River Education Finance Corp.,
Hockaday School, 5.00% due 05/15/25	1,065,000	1,109,549
Virginia - 2.56%
Charles City County, Industrial Development Authority,
Waste Management Virginia, Inc. Project, AMT, 4.875% due 02/01/09	1,000,000	1,026,490
Chesterfield County, Industrial Development Authority, Pollution Control Revenue,
Virginia Electric and Power Co., 5.875% due 06/01/17	1,500,000	1,632,870
Virginia College, Educational Facilities Revenue,
Hampton University Project, 5.00% due 04/01/18	1,300,000	1,335,867
Washington - 2.38%
Port of Seattle, Revenue,
Series B, MBIA Insured, AMT, 5.625% due 02/01/24	1,000,000	1,070,750
Public Power Supply,
Prerefunded, Series A, 7.25% due 07/01/06	470,000	485,228
Unrefunded, Series A, 7.25% due 07/01/06	30,000	30,949
Seattle, General Obligation,
5.00% due 08/01/21	2,000,000	2,132,700
Wisconsin - .42%
Superior, Limited Obligation Revenue Refunding, Midwest Energy Resources,
Series E, FGIC Insured, 6.90% due 08/01/21	500,000	649,105
Total Fixed Rate Bonds and Notes (cost: $133,200,964)		138,815,077

Variable Rate Demand Notes * - 11.75%
Florida - .07%
Miami, Health Facilities Authority, Health Facilities Revenue,
Mercy Hospital, Inc., 2.75% due 08/01/20	100,000	100,000
Georgia - .64%
Gainesville & Hall County, Development Authority Revenue,
Senior Living Facilities, Lanier Village Estates, 2.86% due 11/15/30	1,000,000	1,000,000
Illinois - 1.15%
Chicago, Board of Education,
Series C-1, FSA Insured, 2.83% due 03/01/31	1,800,000	1,800,000
Iowa - .61%
Finance Authority, Wheaton Franciscan Services,
MBIA Insured, 2.73% due 08/15/24	300,000	300,000
Higher Education Loan Authority,
Mount Mercy College, 2.69% due 07/01/25	655,000	655,000
Kentucky - .90%
Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System,
Series C, MBIA Insured, 2.83% due 08/15/31	1,405,000	1,405,000
Massachusetts - .58%
State, General Obligation,
Series B, 2.83% due 12/01/30	900,000	900,000
Minnesota - .19%
Brooklyn Center, Minnesota Revenue,
Brookdale Corp. II/BCC Associates LLC, 2.85% due 12/01/14	300,000	300,000
Missouri - 1.25%
State Health & Educational Facilities Authority,
Southwest Baptist University, 2.85% due 10/01/33	1,950,000	1,950,000

5

Nebraska - 1.15%
Lancaster County, Hospital Authority,
Immanuel Retirement Communities, Series A, 2.84% due 07/01/30	$700,000	$700,000
Sarpy County, Hospital Authority, Immanuel Health System/Immanuel Retirement Communities,
Series B, 2.84% due 07/01/30	1,100,000	1,100,000
New Jersey - .06%
New Jersey Economic Development Authority,
United Water New Jersey, Inc., AMBAC Insured, 2.80% due 11/01/26	100,000	100,000
North Dakota - .19%
Grand Forks, Hospital Facilities, United Hospital Obligation Group/Altru Health System,
2.98% due 12/01/16	300,000	300,000
Ohio - .64%
University of Toledo, General Receipts,
FGIC Insured, 2.69% due 06/01/32	1,000,000	1,000,000
Oklahoma - 1.51%
Tulsa County, Industrial Authority,
Montercau, Series A, 2.83% due 07/01/32	2,360,000	2,360,000
Tennessee - .38%
Signal Mountain, Health Educational & Housing Facility Board,
Alexian Village, FSA Insured, 2.35% due 01/01/28	600,000	600,000
Texas - 2.30%
Harris County, Health Facilities Development Authority, Hospital Revenue,
Texas Children’s Hospital, MBIA Insured, 2.84% due 10/01/29	1,200,000	1,200,000
North Central, Health Facility Development Corp., Texas Revenue,
Methodist Hospital of Dallas, MBIA Insured, 2.84% due 10/01/15	800,000	800,000
Southwest Higher Education Authority, Inc.,
Southern Methodist University, 2.83% due 07/01/15	1,600,000	1,600,000
Washington - .13%
Washington State Housing Finance Commission,
Long Beach Retirement Community, 2.80% due 07/01/29	200,000	200,000
Total Variable Rate Demand Notes * (cost: $18,370,000)		18,370,000

Total Securities (cost: $151,570,964) - 100.59%		157,185,077
Other Assets and Liabilities, Net - (.59)%		(926,344)
Net Assets - 100.00%		$156,258,733

The accompanying notes are an integral part of these statements of investments.

6

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas Strategic Income Fund

	face amount	market value
	or units (i & j)	(note 1)

Asset-Backed Securities - 2.79%
Automobile - 2.01%
AESOP Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.856% due 04/20/09 (a) (c)	$70,000	$69,747
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66% due 12/26/07	270,000	269,220
Capital Auto Receivables Asset Trust, Automobile Loan Asset-Backed Nts.,
Series 2004-2, Cl. A3, 3.58% due 01/15/09	250,000	245,457
Series 2005-1, Cl. A2B, 3.73% due 07/16/07	140,000	140,000
Capital One Prime Auto Receivables Trust,
Series 2005-1, Cl. A2, 4.24% due 11/15/07	320,000	319,533
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2002-A, Cl. A4, 4.24% due 09/15/08	30,061	30,067
Series 2005-A, Cl. A2, 3.72% due 12/15/07	230,000	228,934
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2002-A, Cl. A4, 4.49% due 10/06/08	43,919	43,948
Series 2004-B, Cl. A2, 2.48% due 02/08/07	29,727	29,682
Series 2004-C, Cl. A2, 2.62% due 06/08/07	204,733	203,916
Series 2005-A, Cl. A2, 3.17% due 09/08/07	333,492	332,293
Series 2005-B, Cl. A2, 3.75% due 12/08/07	240,000	239,400
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2004-A, Cl. A2, 2.13% due 10/15/06	98,594	98,398
Series 2005-A, Cl. A3, 3.48% due 11/15/08	190,000	187,800
Series 2005-B, Cl. A2, 3.78% due 09/15/07	219,146	218,723
Series 2005-C, Cl. A2, 4.24% due 03/15/08	320,000	319,986
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32% due 05/15/08	610,000	609,619
Honda Auto Receivables Owner Trust, Automobile Receivables Obligations,
Series 2002-2, Cl. A4, 4.49% due 09/17/07	460,493	460,614
Series 2005-1, Cl. A2, 3.21% due 05/21/07	113,110	112,727
Series 2005-3, Cl. A2, 3.73% due 10/18/07	720,000	716,289
Nissan Auto Lease Trust, Auto Lease Obligations,
Series 2004-A, Cl. A2, 2.55% due 01/15/07	79,220	79,005
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 4.14% due 01/15/08	370,000	368,879
Onyx Acceptance Grantor Trust,
Series 2002-B, Cl. A4, 4.71% due 03/15/09	133,773	133,789

Onyx Acceptance Owner Trust,
Series 2005-B, Cl. A2, 4.03% due 04/15/08	$180,000	$179,417
Toyota Auto Receivables Owner Trust, Automobile Asset-Backed Obligations,
Series 2002-B, Cl. A4, 4.39% due 05/15/09	223,345	223,394
USAA Auto Loan Grantor Trust, Automobile Loan Asset-Backed Nts.,
Series 2004-2, Cl. A2, 2.41% due 02/15/07	68,274	68,137
Series 2004-3, Cl. A2, 2.79% due 06/15/07	109,870	109,529
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2005-A, Cl. A2, 3.52% due 04/20/07	200,000	199,207
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables,
Series 2004-A, Cl. A2, 2.47% due 01/22/07	126,219	125,785
Wachovia Auto Owner Trust, Automobile Receivables Nts.,
Series 2004-B, Cl. A2, 2.40% due 05/21/07	71,370	71,139
Whole Auto Loan Trust, Automobile Loan Receivables,
Series 2004-1, Cl. A2A, 2.59% due 05/15/07	125,344	124,712
Commercial MBS - .24%
Countrywide Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 3.956% due 02/25/36 (c)	420,000	420,000
Series 2005-7, Cl. AF1B, 4.317% due 06/28/35	195,191	194,276
Residential Asset Mortgage Products, Inc.,
Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	170,000	168,980
Diversified Financial Services - .02%
WFS Financial Owner Trust,
Series 2002-2, Cl. A4, 4.50% due 02/20/10 (e)	64,793	64,857
Home Equity - .29%
Centex Home Equity, Home Equity Mtg. Obligations,
Series 2004-D, Cl. AF1, 2.98% due 04/25/20 (e)	44,717	44,449
Series 2005-B, Cl. AF1, 4.05% due 03/25/35 (e)	55,175	54,854
Series 2005-C, Cl. AF1, 4.196% due 06/25/35 (e)	175,044	174,393
Chase Funding Mtg. Loan Asset-Backed Certificates,
Series 2003-5, Cl. 1A2, 2.451% due 11/25/18	12,557	12,520
Series 2004-1, Cl. 1A2, 2.427% due 06/25/19	80,177	79,894
Equity One ABS, Inc., Home Equity Mtg. Obligations,
Series 2004-3, Cl. AF2, 3.89% due 07/25/34 (c)	230,000	228,813
Popular Asset-Backed Securities, Home Equity Pass-Through Certificates,
Series 2004-5, Cl. AF2, 3.735% due 12/25/34	70,000	69,007
Series 2005-1, Cl. AF2, 3.914% due 05/25/35	50,000	49,297
Series 2005-2, Cl. AF2, 4.415% due 04/25/35	80,000	79,321
Wells Fargo Home Equity, Home Equity Loan Asset-Backed Certificates,

Series 2004-2, Cl. AI1B, 2.94% due 02/25/18	$164,513	$163,082
Other ABS - .13%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66% due 11/20/06 (a)	157,252	156,530
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2001-A6, Cl. A6, 5.65% due 06/16/08	230,000	231,890
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations,
Series 2000-A, Cl. B, 4.87% due 08/15/25 (a) (c) (f) (r)	455,016	3,413
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50% due 01/15/08	30,821	30,766
Student Loan ABS - .10%
Lehman XS Trust,
Series 2005-2, Cl. 2A1B, 5.18% due 08/25/35	312,951	314,041

Total Asset-Backed Securities (cost: $9,593,732)		9,099,729

Mortgage-Backed Obligations - 12.00%
Government-Sponsored Enterprises - 11.94%
Fannie Mae,
Unsec. Bonds, 7.25% due 05/15/30	270,000	356,207
Unsec. Nts., Zero Coupon due 10/05/07	2,440,000	2,234,720
Unsec. Nts., 4.25% due 07/15/07	740,000	738,127
Unsec. Nts., 6.625% due 09/15/09	265,000	284,775
3.25% due 07/31/06	475,000	470,868
4.50% due 10/01/20 (n)	2,258,000	2,210,722
5.00% due 02/01/18	240,699	240,330
5.00% due 06/01/18	324,420	323,790
5.00% due 10/01/35 (n)	2,914,000	2,852,078
5.00% due 11/01/34 (n)	1,180,000	1,153,818
5.50% due 10/01/20 (n)	1,446,000	1,466,786
5.50% due 02/01/33	577,851	578,119
5.50% due 03/01/33	132,292	132,353
5.50% due 04/01/33	529,628	529,874
5.50% due 06/01/33	711,230	711,560
5.50% due 08/01/33	394,016	394,198
5.50% due 10/01/33	43,065	43,085
5.50% due 12/01/33	409,292	409,482
5.50% due 01/01/34	210,285	210,383
5.50% due 10/01/35 (n)	3,107,000	3,105,058
6.00% due 07/01/16	91,421	94,055
6.00% due 11/01/17	281,246	289,351
6.00% due 09/01/19	582,817	599,612

6.00% due 07/01/20	$665,328	$684,768
6.00% due 11/01/32	260,963	265,489
6.00% due 10/01/35 (n)	2,880,000	2,927,699
6.00% due 11/01/19	957,000	983,019
6.50% due 05/01/29	37,925	39,159
6.50% due 10/01/30	45,818	47,321
6.50% due 11/01/31	424,443	438,768
6.50% due 10/01/34	132,504	136,528
6.50% due 10/01/35 (n)	2,057,000	2,116,781
6.50% due 11/01/34 (n)	1,857,000	1,909,809
7.00% due 11/01/17	284,599	297,515
7.25% due 01/15/10	500,000	552,305
8.50% due 07/01/32	7,279	7,908
Freddie Mac,
Unsec. Nts., 2.75% due 08/15/06	1,310,000	1,292,436
Unsec. Nts., 6.625% due 09/15/09	700,000	753,064
3.50% due 08/15/06	260,000	258,153
4.125% due 07/12/10	2,448,000	2,407,931
4.50% due 05/01/19	169,084	165,692
5.50% due 07/15/06	1,344,000	1,355,998
6.00% due 10/01/22	546,033	559,081
6.00% due 07/01/24	439,061	449,520
6.00% due 09/01/34	935,447	951,882
6.50% due 04/01/18	112,214	115,899
7.00% due 06/01/29	423,723	442,899
7.00% due 03/01/31	119,714	125,099
7.00% due 10/01/31	165,820	173,279
U.S. Government Agencies - .06%
Government National Mortgage Association,
7.00% due 03/15/28	111,563	117,450
7.00% due 07/15/28	66,450	69,957

Total Mortgage-Backed Obligations (cost: $39,434,451)		39,074,760

Government-Sponsored Enterprises (Non-Mortgage-Backed) - .99%
Fannie Mae,
Nts., 4.00% due 02/28/07	370,000	367,884
Unsec. Nts., 4.25% due 08/15/10	500,000	493,521
Unsec. Nts., 6.00% due 05/15/11	500,000	534,915
Federal Home Loan Bank,
Unsec. Nts., 3.50% due 11/15/07	165,000	161,959
Freddie Mac,
Nts., 3.625% due 09/15/06	1,115,000	1,107,435
Nts., 3.75% due 07/15/09 (EUR)	445,000	555,887

Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $3,222,196)		3,221,601

Collateralized Mortgage Obligations - 3.60%
Banc of America Commercial Mortgage, Inc.,
Series 2004-E, Cl. 2A9, 3.712% due 06/25/34	$49,934	$49,902
Series 2005-2, Cl. A4, 4.783% due 07/10/43	290,000	287,428
Series 2005-3, Cl. A2, 4.501% due 07/10/43	240,000	236,325
Banc of America Funding Corp.,
Series 2004-2, Cl. 2A1, 6.50% due 07/20/32	235,523	237,142
Banc of America Mtg. Securities,
Series 2004-6, Cl. A3, 4.512% due 12/10/42	190,000	185,721
Series 2004-8, Cl. 5A1, 6.50% due 05/25/32	176,684	179,942
Series 2005-E, Cl. 2A2, 4.989% due 06/25/35 (c)	61,340	61,191
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR7, Cl. A2, 4.945% due 02/11/41	90,000	89,928
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Cl. AF2, 4.922% due 08/25/35	367,000	367,229
Countrywide Alternative Loan Trust,
Series 2004-J9, Cl. 1A1, 4.01% due 10/25/34 (c)	92,047	92,069
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	485,512	492,794
Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	117,510	119,920
Fannie Mae,
Series 1996-35, Cl. Z, 7.00% due 07/25/26	275,642	283,809
Series 1998-63, Cl. PG, 6.00% due 03/25/27	17,606	17,585
Series 2001-51, Cl. OD, 6.50% due 10/25/31	294,795	304,378
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	521,000	527,062
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	246,000	248,564
Series 2003-4, Cl. S, 4.42% due 02/25/33 (c) (g)	188,350	19,503
Fannie Mae Whole Loan, Pass-Through Certificates,
Series 2004-W9, Cl. 2A2, 7.00% due 02/25/44	207,385	217,431
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 2001-50, Cl. NE, 6.00% due 08/25/30	53,181	53,465
Series 2001-70, Cl. LR, 6.00% due 09/25/30	62,921	63,544
Series 2001-72, Cl. NH, 6.00% due 04/25/30	41,199	41,401
Series 2001-74, Cl. PD, 6.00% due 05/25/30	15,532	15,592
Series 2002-77, Cl. WF, 4.19% due 12/18/32 (c)	52,284	52,594
Series 2002-94, Cl. MA, 4.50% due 08/25/09	16,481	16,446
Series 2003-10, Cl. HP, 5.00% due 02/25/18	340,000	338,761
Series 2004-101, Cl. BG, 5.00% due 01/25/20	212,000	211,776
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security,
Series 2002-28, Cl. SA, 3.97% due 04/25/32 (c) (g)	57,150	4,999
Series 2002-38, Cl. SO, 3.17% due 04/25/32 (c) (g)	88,737	6,117

Series 2002-39, Cl. SD, 4.211% due 03/18/32 (c) (g)	$89,238	$8,431
Series 2002-48, Cl. S, 4.17% due 07/25/32 (c) (g)	91,066	8,432
Series 2002-52, Cl. SL, 4.17% due 09/25/32 (c) (g)	56,705	5,323
Series 2002-53, Cl. SK, 4.27% due 04/25/32 (c) (g)	55,234	5,563
Series 2002-56, Cl. SN, 4.17% due 07/25/32 (c) (g)	125,544	11,553
Series 2002-77, Cl. IS, 4.311% due 12/18/32 (c) (g)	151,183	14,898
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-61, Cl. SH, 4.111% due 11/18/31 (c) (g)	359,258	32,256
Series 2005-40, Cl. SA, 2.87% due 05/25/35 (c) (g)	1,419,095	83,121
Series 2005-40, Cl. SB, 2.92% due 05/25/35 (c) (g)	467,197	27,003
Series 2005-71, Cl. SA, 2.92% due 08/25/25 (c) (g)	472,968	26,637
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 2001-63, Cl. SD, 4.111% due 12/18/31 (c) (g)	95,283	8,207
Series 2001-68, Cl. SC, 4.07% due 11/25/31 (c) (g)	68,178	6,622
Series 2001-81, Cl. S, 4.12% due 01/25/32 (c) (g)	73,486	6,797
Series 2002-77, Cl. SH, 4.311% due 12/18/32 (c) (g)	90,178	8,963
Series 2002-9, Cl. MS, 4.27% due 03/25/32 (c) (g)	108,950	10,509
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	69,297	13,471
Series 240, Cl. IO, 7.00% due 09/01/23 (g)	121,878	23,113
Series 247, Cl. 2, 7.50% due 10/01/23 (g)	400,441	78,141
Series 301, Cl. 2, 6.50% due 04/01/29 (g)	117,209	21,774
Series 319, Cl. 2, 6.50% due 02/01/32 (g)	66,813	13,833
Series 321, Cl. 2, 6.50% due 03/01/32 (g)	294,821	61,629
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	519,750	102,173
Series 324, Cl. 2, 6.50% due 06/01/32 (g)	410,886	81,897
Series 329, Cl. 2, 5.50% due 01/01/33 (g)	391,506	82,723
Series 333, Cl. 2, 5.50% due 03/01/33 (g)	774,733	165,982
Series 346, Cl. 2, 5.50% due 12/01/33 (g)	426,526	90,309
Series 350, Cl. 2, 5.50% due 02/01/34 (g)	953,331	201,413
First Union/Lehman Brothers/Bank of America, Commercial Mtg. Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56% due 11/18/35	141,691	147,005
Freddie Mac,
Series 2326, Cl. ZP, 6.50% due 06/15/31	98,524	101,440
Series 2456, Cl. BD, 6.00% due 03/15/30	52,687	52,855
Series 2970, Cl. DY, 5.50% due 05/15/25	310,000	311,092
Freddie Mac, Gtd. Mtg. Pass-Through Participation Certificates,
Series 151, Cl. F, 9.00% due 05/15/21	28,294	28,261
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Series 1669, Cl. G, 6.50% due 02/15/23	14,700	14,698
Series 2034, Cl. Z, 6.50% due 02/15/28	71,650	73,907
Series 2053, Cl. Z, 6.50% due 04/15/28	78,337	80,624
Series 2055, Cl. ZM, 6.50% due 05/15/28	114,661	117,763
Series 2080, Cl. Z, 6.50% due 08/15/28	76,373	78,245
Series 2387, Cl. PD, 6.00% due 04/15/30	105,026	105,791

Series 2498, Cl. PC, 5.50% due 10/15/14	$5,706	$5,708
Series 2500, Cl. FD, 4.47% due 03/15/32 (c)	39,356	39,646
Series 2526, Cl. FE, 4.17% due 06/15/29 (c)	43,912	44,118
Series 2551, Cl. FD, 4.17% due 01/15/33 (c)	33,252	33,490
Series 2583, Cl. KA, 5.50% due 03/15/22	203,593	204,246
Freddie Mac, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 3000, Cl. SE, 2.382% due 07/15/25 (c) (g)	746,483	35,618
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 177, Cl. IO, 7.00% due 07/01/26 (g)	182,616	35,952
Series 192, Cl. IO, 6.50% due 02/01/28 (g)	34,293	6,172
Series 200, Cl. IO, 6.50% due 01/01/29 (g)	41,045	7,692
Series 205, Cl. IO, 7.00% due 09/01/29 (g)	212,826	40,002
Series 2074, Cl. S, 4.911% due 07/17/28 (c) (g)	45,329	5,018
Series 2079, Cl. S, 4.911% due 07/17/28 (c) (g)	71,327	7,932
Series 208, Cl. IO, 7.00% due 06/01/30 (g)	192,465	36,342
Series 2526, Cl. SE, 4.33% due 06/15/29 (c) (g)	108,409	7,305
Series 2819, Cl. S, 3.83% due 06/15/34 (c) (g)	992,933	88,056
Series 2920, Cl. S, 2.93% due 01/15/35 (c) (g)	714,889	39,679
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Cl. A3, 4.578% due 06/10/48	80,000	78,558
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	140,000	140,191
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869% due 07/15/29	89,079	91,774
Series 2004-C3, Cl. A4, 4.547% due 12/10/41	120,000	117,492
Government National Mortgage Association, Interest-Only Stripped Mtg.-Backed Security,
Series 1998-19, Cl. SB, 4.93% due 07/16/28 (c) (g)	142,847	15,761
Series 1998-6, Cl. SA, 4.718% due 03/16/28 (c) (g)	87,791	8,904
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates,
Series 2005-GG3, Cl. A2, 4.305% due 08/10/42	170,000	166,647
GS Mortgage Securities Corp. II,
Series 2004-C1, Cl. A1, 3.659% due 10/10/28	137,905	134,294
GSR Mortgage Loan Trust,
Series 2004-12, Cl. 3A1, 4.494% due 12/25/34 (c)	62,482	62,280
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	60,000	59,391
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	210,000	209,488
Lehman Brothers/UBS Commercial Mortgage Trust,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	170,000	170,319
Lehman Structured Securities Corp., Mtg. Loan Obligations,
Series 2001-GE4, Cl. A, 232.09% due 10/25/30 (a)		—
Master Alternative Loan Trust, Collateralized Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6.00% due 07/25/34	284,202	287,429

Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 7.312% due 02/15/28 (a) (c)	$97,137	$96,956
Series 1997-XL1, Cl. G, 7.695% due 10/03/30 (a)	60,000	43,915
NC Finance Trust,
Series 1999-1, Cl. D, 8.75% due 01/25/29 (f)	54,708	14,771
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59% due 03/15/30	170,000	177,522
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306% due 10/06/15 (a)	191,000	211,680
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 8.301% due 01/20/28 (c) (f)	250,000	205,000
Structured Asset Securities Corp.,
Series 2005-4XS, Cl. 3A1, 5.18% due 03/25/35 (e)	344,800	345,261
Wachovia Bank Commercial Mtg. Trust,
Series 2005-C17, Cl. A2, 4.782% due 03/15/42	280,000	279,057
Series 2005-C20, Cl. A5, 5.087% due 07/15/42	170,000	170,497
Washington Mutual, Inc.,
Series 2005-AR5, Cl. A1, 4.684% due 05/25/35 (c)	257,514	257,647
Series 2005-AR8, Cl. 2AB1, 4.08% due 07/25/45 (c)	298,443	298,443
Wells Fargo, Mtg. Related Pass-Through Certificates,
Series 2004-DD, Cl. 2A1, 4.53% due 01/25/35 (c)	220,826	220,420
Series 2004-N, Cl. A10, 3.803% due 08/25/34	64,253	64,270
Series 2004-W, Cl. A2, 4.684% due 11/25/34 (c)	27,288	27,208

Total Collateralized Mortgage Obligations (cost: $12,248,086)		11,727,223

U.S. Government Obligations - 5.97%
Residual Funding Corp., Strip Principal,
Zero Coupon due 01/15/21	1,910,000	917,104
Tennessee Valley Authority,
Bonds, 4.65% due 06/15/35	165,000	156,816
Series A, Bonds, 6.79% due 05/23/12	4,050,000	4,545,931
U.S. Treasury Bonds,
5.50% due 08/15/28	146,000	164,045
6.25% due 05/15/30 (l) (q)	503,000	624,565
9.25% due 02/15/16 (q)	1,802,000	2,520,618
U.S. Treasury Notes,
2.50% due 09/30/06	1,780,000	1,752,187
2.50% due 10/31/06	915,000	899,381
3.625% due 06/30/07	255,000	252,570

3.625% due 06/15/10	$2,630,000	$2,563,429
5.75% due 08/15/10	1,150,000	1,226,501
6.50% due 02/15/10 (k)	3,324,000	3,621,860
U.S. Treasury STRIPS,
Zero Coupon due 02/15/16	310,000	195,042

Total U.S. Government Obligations (cost: $19,594,753)		19,440,049

Foreign Government Obligations - 28.13%
Argentina - 1.15%
Argentina (Republic of),
1.20% Bonds due 12/31/38 (EUR) (c)	450,000	217,533
1.33% Bonds due 12/31/38 (c)	1,230,000	485,850
2.00% Bonds due 09/30/14 (ARS) (f)	621,000	219,710
4.005% Bonds due 08/03/12 (c)	2,442,125	1,957,363
5.83% Unsec. Unsub. Bonds due 12/31/33 (ARS) (f)	857,377	385,212
Buenos Aires (Province of),
1.157% Bonds, Bonos de Consolidacion de Deudas, Series PBA1 due 04/01/07 (ARS) (f) (r)	14,314	6,229
Central Bank of Argentina,
2.00% Bonds due 02/04/18 (ARS) (f)	894,240	460,213
Australia - .87%
Queensland Treasury Corp.,
6.00% Unsec. Nts., Series 09G due 07/14/09 (AUD)	3,640,000	2,828,636
Austria - .72%
Austria (Republic of),
3.80% Nts. due 10/20/13 (EUR) (a)	1,840,000	2,336,352
Belgium - .80%
Belgium (Kingdom of),
5.75% Bonds, Series 28 due 03/28/08 (EUR)	1,400,000	1,818,257
6.25% Bonds, Series 26 due 03/28/07 (EUR)	620,000	788,432
Brazil - 1.63%
Brazil (Federal Republic of),
4.313% 15 yr. Bonds due 04/15/09 (c)	4,706	4,671
8.00% Bonds due 01/15/18	1,361,000	1,442,116
8.75% Bonds due 02/04/25	2,060,000	2,176,390
12.50% Bonds due 01/05/16 (BRL)	2,680,000	1,165,809
15.45% Bonds due 01/02/14 (a)	505,051	518,830
Bulgaria - .22%
Bulgaria (Republic of),
8.25% Bonds due 01/15/15 (a)	295,000	363,956
8.25% Bonds due 01/15/15	295,000	362,437
Cayman Islands - .38%
Pioneer 2002 Ltd.,

8.12% Sec. Nts., Series 2002-I, Cl. E-A due 06/15/06 (a) (c)	$250,000	$248,325
8.87% Nts., Series 2003-II, Cl. B due 06/15/06 (a) (c)	250,000	250,450
9.62% Sec. Nts., Series 2003-II, Cl. C due 06/15/06 (a) (c)	250,000	250,650
9.87% Sec. Nts., Series 2003-I, Cl. C-A due 06/15/06 (a) (c)	250,000	251,300
9.87% Sec. Nts., Series 2003-II, Cl. A due 06/15/06 (a) (c)	250,000	250,875
Colombia - .95%
Colombia (Republic of),
Zero Coupon Bonds due 08/03/20 (a)	1,679,662	467,158
8.125% Bonds due 05/21/24	1,035,000	1,110,037
8.25% Nts. due 12/22/14	322,000	360,801
11.75% Nts. due 03/01/10 (COP)	1,028,000,000	520,127
12.00% Bonds due 10/22/15 (COP)	1,165,000,000	622,895
Dominican Republic - .15%
Dominican Republic,
9.04% Unsec. Unsub. Bonds, Series REGS due 01/23/18	133,000	147,364
9.50% Unsec. Unsub. Bonds due 09/27/11 (a)	311,242	342,366
Egypt - .08%
Egypt (Republic of),
Zero Coupon Bonds due 01/17/06 (EGP)	1,470,000	248,956
El Salvador - .07%
El Salvador (Republic of),
7.625% Bonds due 09/21/34 (a)	200,000	222,000
Finland - .17%
Finland (Republic of),
2.75% Sr. Unsec. Unsub. Bonds due 07/04/06 (EUR)	80,000	96,707
5.00% Sr. Unsec. Unsub. Bonds due 07/04/07 (EUR)	355,000	446,682
Germany - 2.06%
Germany (Republic of),
3.75% Bonds, Series 03 due 07/04/13 (EUR)	2,300,000	2,911,368
4.00% Bonds, Series 139 due 02/16/07 (EUR)	360,000	443,263
4.50% Bonds, Series 140 due 08/17/07 (EUR)	620,000	775,204
5.25% Bonds due 01/04/11 (EUR)	1,910,000	2,577,584
Great Britain - 2.10%
United Kingdom,
4.00% Treasury Nts. due 03/07/09 (GBP)	3,895,000	6,839,533
Greece - .91%
Greece (Republic of),
3.70% Bonds due 07/20/15 (EUR)	2,405,000	2,976,139
Guatemala - .04%
Guatemala (Republic of),
10.25% Nts. due 11/08/11 (a)	80,000	97,700
10.25% Nts. due 11/08/11	30,000	36,705
Hungary - .09%

Hungary (Government of),
8.50% Bonds, Series 05/I due 10/12/05 (HUF)	$64,370,000	$310,257
Indonesia - .02%
Indonesia (Republic of),
6.75% Bonds due 03/10/14 (a)	30,000	29,550
7.25% Nts. due 04/20/15 (a)	50,000	49,875
Israel - .52%
Israel (State of),
5.50% U.S. Gtd. Aid Bonds due 12/04/23	510,000	545,917
7.50% Bonds, Series 2682 due 03/31/14 (ILS)	4,720,000	1,135,932
Italy - .48%
Italy (Republic of),
4.25% Treasury Bonds, Buoni del Tesoro Poliennali due 02/01/19 (EUR)	1,205,000	1,565,870
Japan - 3.93%
Japan (Government of),
1.40% 10 yr. Bonds, Series 239 due 06/20/12 (JPY)	1,438,000,000	12,810,098
Malaysia - .34%
Johor Corp., Malaysia (State of) Bonds,
1.00% Series P3 due 07/31/12 (MYR) (e) (f)	2,720,000	765,277
Malaysia (Government of),
4.72% Bonds, Series 2/05 due 09/30/15 (MYR)	1,260,000	353,362
Mexico - 1.77%
United Mexican States,
Zero Coupon Treasury Bills, Series BI due 10/13/05 (MXN)	2,920,000	268,213
6.75% Unsec. Unsub. Nts., Series 6BR due 06/06/06 (JPY)	63,000,000	579,125
7.50% Bonds due 01/14/12 (k)	770,000	863,940
7.50% Bonds due 04/08/33	280,000	324,800
8.00% Bonds, Series M20 due 12/07/23 (MXN)	8,570,000	736,059
8.00% Bonds, Series MI10 due 12/19/13 (MXN)	6,327,000	567,951
8.30% Bonds due 08/15/31	150,000	187,500
9.50% Bonds, Series MI10 due 12/18/14 (MXN)	7,285,100	715,600
10.00% Bonds, Series M20 due 12/05/24 (MXN)	4,930,000	507,500
10.50% Bonds, Series M10 due 07/14/11 (MXN)	9,550,000	997,974
Netherlands - .24%
Netherlands (Government of),
5.50% Bonds due 01/15/28 (EUR)	495,000	771,794
New Zealand - .42%
New Zealand (Government of),
Zero Coupon Bonds due 03/22/06 (NZD)	1,170,000	786,307
7.00% Bonds due 07/15/09 (NZD)	790,000	566,692
Nigeria - .02%
Nigeria (Federal Republic of),
5.092% Promissory Nts., Series RC due 01/05/10	65,590	56,026
Panama - .70%
Panama (Republic of),

8.125% Bonds due 04/28/34	$1,740,000	$1,974,900
9.375% Bonds due 04/01/29	245,000	311,150
Peru - 2.01%
Peru (Republic of),
Zero Coupon Sr. Nts. due 02/28/16	317,983	204,498
5.00% Past Due Interest Bonds due 03/07/17 (e)	820,000	809,750
7.34% Bonds due 08/12/16 (PEN)	3,850,000	1,186,652
7.35% Bonds due 07/21/25	460,000	482,816
7.84% Bonds due 08/12/20 (PEN)	5,440,000	1,776,741
8.375% Bonds due 05/03/16	110,000	128,700
8.60% Bonds due 08/12/17 (PEN)	1,180,000	385,396
8.75% Unsec. Unsub. Bonds due 11/21/33	270,000	326,025
9.00% Bonds, Series 2 due 01/31/12 (PEN)	450,000	151,399
9.91% Bonds due 05/05/15 (PEN)	2,580,000	915,534
12.25% Bonds, Series 8-1 due 08/10/11 (PEN)	486,000	185,973
Philippines - .35%
Philippines (Republic of),
8.00% Nts. due 01/15/16	200,000	200,750
8.25% Nts. due 01/15/14	133,000	137,821
8.375% Bonds due 02/15/11	131,000	136,731
9.50% Bonds due 02/02/30	319,000	340,532
11.50% Bonds, Series 5-57 due 01/27/10 (PHP)	13,340,000	243,877
12.375% Bonds, Series 5-56 due 10/28/09 (PHP)	3,920,000	72,847
Poland - .35%
Poland (Republic of),
Zero Coupon Bonds due 08/12/07 (PLN)	1,790,000	508,337
5.00% Bonds, Series DS1013 due 10/24/13 (PLN)	1,610,000	502,781
5.75% Bonds, Series WS0922 due 09/23/22 (PLN)	340,000	115,401
Portugal - .51%
Portugal (Republic of),
3.25% Obrigacoes Do Tesouro Medio Prazo Nts. due 07/15/08 (EUR)	600,000	735,835
4.875% Obrigacoes Do Tesouro Medio Prazo Nts. due 08/17/07 (EUR)	730,000	917,965
Russia - .65%
Ministry Finance of Russia,
3.00% Debs., Series VII due 05/14/11	680,000	605,268
Russian Federation,
3.00% Debs., Series V due 05/14/08	760,000	723,444
5.00% Unsec. Unsub. Bonds due 03/31/30 (a) (e)	691,250	793,209
South Africa - .83%
South Africa (Republic of),
8.00% Bonds, Series R204 due 12/21/18 (ZAR)	1,050,000	164,383
8.25% Bonds, R203 due 09/15/17 (ZAR)	1,000,000	159,558
10.50% Bonds, Series R186 due 12/21/26 (ZAR)	6,590,000	1,325,288
13.00% Bonds, Series R153 due 08/31/10 (ZAR)	2,800,000	531,564
13.50% Bonds, Series R157 due 09/15/15 (ZAR)	2,430,000	521,738

Spain - 1.20%
Spain (Kingdom of),
5.35% Bonds, Bonos y Obligacion del Estado due 10/31/11 (EUR)	$1,500,000	$2,055,649
5.75% Bonds, Bonos y Obligacion del Estado due 07/30/32 (EUR)	1,135,000	1,866,821
Turkey - .49%
Turkey (Republic of),
7.25% Nts. due 03/15/15	1,040,000	1,094,600
8.00% Nts. due 02/14/34	470,000	495,850
Venezuela - .91%
Venezuela (Republic of),
7.00% Nts. due 03/16/15 (EUR)	450,000	586,694
9.25% Bonds due 09/15/27	2,010,000	2,377,830

Total Foreign Government Obligations (cost: $89,084,499)		91,582,111

Loan Participations - .63%
Algeria (Republic of), Loan Participation Nts.,
4.809% due 03/04/10 (c) (f)	118,790	118,196
Deutsche Bank AG,
Indonesia (Republic of), Loan Participation Nts., 2.60% due 01/25/06 (c)	445,000	445,356
Kuznetski Capital for Bank of Moscow, Loan Participation Nts.,
7.375% due 11/26/10 (a) (f)	600,000	620,040
UBS Luxembourg SA for Sberbank, Sub. Loan Participation Nts.,
6.23% due 02/11/15	850,000	870,026

Total Loan Participations (cost: $1,985,965)		2,053,618

Corporate Bonds and Notes - 32.74%
Advertising - .19%
Lamar Media Corp.,
6.625% Sr. Sub. Nts due 08/15/15 (a)	154,000	156,695
R.H. Donnelley Corp.,
6.875% Sr. Nts. due 01/15/13	200,000	189,500
R.H. Donnelley Finance Corp. I,
10.875% Sr. Sub. Nts. due 12/15/12 (a)	100,000	112,250
Vertis, Inc.,
9.75% Sr. Sec. Nts. due 04/01/09	150,000	154,875

Aerospace & Defense - .34%
Alliant Techsystems, Inc.,
8.50% Sr. Unsec. Sub. Nts. due 05/15/11	$200,000	$210,500
BE Aerospace, Inc.,
8.00% Sr. Unsec. Sub. Nts., Series B due 03/01/08	100,000	100,000
8.50% Sr. Unsec. Nts. due 10/01/10	100,000	109,000
8.875% Sr. Unsec. Sub. Nts. due 05/01/11	113,000	118,650
L-3 Communications Corp.,
5.875% Sr. Sub. Nts. due 01/15/15	208,000	201,240
6.125% Sr. Sub. Nts. due 01/15/14	100,000	99,000
6.375% Sr. Sub. Nts. due 10/15/15 (a)	205,000	206,537
Titan Corp. (The),
8.00% Sr. Sub. Nts. due 05/15/11	50,000	55,000
Agriculture - .03%
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts. due 10/01/11	100,000	101,500
Air Freight & Couriers - .01%
AMR Corp.,
9.00% Debs. due 08/01/12	50,000	35,250
Airlines - .02%
ATA Holdings Corp.,
13.00% Sr. Unsec. Nts. due 02/01/09 (e) (r)	472,000	66,080
Apparel - .26%
Levi Strauss & Co.,
7.00% Nts. due 11/01/06	200,000	201,250
8.804% Sr. Nts. due 04/01/12 (c)	150,000	149,625
9.75% Sr. Nts. due 01/15/15	220,000	224,400
Oxford Industries, Inc.,
8.875% Sr. Nts. due 06/01/11	100,000	104,000
Quiksilver, Inc.,
6.875% Sr. Nts. due 04/15/15 (a)	105,000	100,800
Russell Corp.,
9.25% Sr. Unsec. Nts. due 05/01/10	75,000	75,750
Auto Manufacturers - .09%
Navistar International Corp.,
6.25% Sr. Nts. due 03/01/12	80,000	76,000
7.50% Sr. Nts. due 06/15/11	200,000	202,000
Auto Parts & Equipment - .48%
Dura Operating Corp.,
9.00% Sr. Unsec. Sub. Nts., Series D due 05/01/09	300,000	208,500
Eagle-Picher, Inc.,
9.75% Sr. Nts. due 09/01/13 (r)	150,000	111,000
Goodyear Tire & Rubber Co. (The),
7.857% Unsec. Nts. due 08/15/11	275,000	266,062
9.00% Sr. Nts. due 07/01/15 (a)	230,000	226,550
Rexnord Corp.,
10.125% Sr. Unsec. Sub. Nts. due 12/15/12	50,000	54,750

Tenneco Automotive, Inc.,
8.625% Sr. Sub. Nts. due 11/15/14	$300,000	$302,250
10.25% Sr. Sec. Nts. due 07/15/13	50,000	55,875
TRW Automotive, Inc.,
9.375% Sr. Nts. due 02/15/13	45,000	48,825
11.00% Sr. Sub. Nts. due 02/15/13	32,000	36,080
UIS, Inc.,
9.375% Sr. Sub. Nts. due 06/15/13	50,000	49,750
Visteon Corp.,
7.00% Sr. Unsec. Nts. due 03/10/14	75,000	65,062
8.25% Sr. Nts. due 08/01/10	150,000	142,500
Banks - .81%
Dresdner Bank AG Ukreximbank,
8.75% Nts. due 02/10/10	280,000	293,650
HSBC Bank PLC,
Zero Coupon Sr. Unsec. Nts. due 07/08/09	770,000	535,920
Zero Coupon Sr. Unsec. Nts. due 01/12/10	1,020,000	615,570
Zero Coupon Sr. Unsec. Nts. due 03/09/09	770,000	503,580
ING Bank NV,
11.89% Nts. due 12/30/09 (UAH) (a) (f)	1,638,000	371,388
Inter-American Development Bank,
3.95% Nts. due 01/25/12 (COP)	389,071,429	175,020
6.26% Nts. due 12/08/09 (BRL) (c)	300,000	127,315
Beverages - .09%
Argentine Beverages Financial Trust,
7.375% Bonds due 03/22/12 (a) (f)	175,000	175,000
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts. due 01/15/12	100,000	105,625
Building Materials - .12%
Associated Materials, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 04/15/12	75,000	72,562
Dayton Superior Corp.,
13.00% Sr. Unsec. Sub. Nts. due 06/15/09	50,000	40,000
Goodman Global Holding Co., Inc.,
7.875% Sr. Sub. Nts. due 12/15/12 (a)	160,000	144,800
NTK Holdings, Inc.,
0%/10.75% Sr. Disc. Nts. due 03/01/14 (d)	250,000	140,000
Chemicals - .95%
Crompton Corp.,
9.875% Sr. Nts. due 08/01/12	125,000	142,344
Equistar Chemicals LP,
8.75% Sr. Unsec. Nts. due 02/15/09	150,000	156,000
Equistar Chemicals LP/Equistar Funding Corp.,
10.125% Sr. Nts. due 09/01/08	13,000	13,975
10.625% Sr. Nts. due 05/01/11	150,000	163,500
Huntsman Corp. LLC,
11.50% Sr. Nts. due 07/15/12	99,000	113,107
11.625% Sr. Unsec. Nts. due 10/15/10	3,000	3,427

Huntsman Corp./ICI Chemical Co. PLC,
10.125% Sr. Unsec. Sub. Nts. due 07/01/09	$304,000	$312,740
Huntsman International LLC,
7.375% Sr. Sub. Nts. due 01/01/15 (a)	300,000	287,250
9.875% Sr. Unsec. Nts. due 03/01/09	525,000	554,531
IMC Global, Inc.,
10.875% Sr. Nts. due 08/01/13	13,000	15,340
Innophos, Inc.,
8.875% Sr. Sub. Nts. due 08/15/14 (a)	150,000	153,375
ISP Holdings, Inc.,
10.625% Sr. Sec. Nts. due 12/15/09	100,000	105,750
Lyondell Chemical Co.,
9.50% Sec. Nts. due 12/15/08	13,000	13,617
9.625% Sr. Sec. Nts., Series A due 05/01/07	200,000	210,000
10.50% Sr. Sec. Nts. due 06/01/13	125,000	141,250
Millennium America, Inc.,
9.25% Sr. Nts. due 06/15/08	50,000	53,750
PCI Chemicals Canada, Inc.,
10.00% Sr. Sec. Nts. due 12/31/08	27,619	29,000
PolyOne Corp.,
10.625% Sr. Nts. due 05/15/10	163,000	167,890
Resolution Performance Products LLC/RPP Capital Corp.,
8.00% Sr. Sec. Nts. due 12/15/09	100,000	103,000
13.50% Sr. Sub. Nts. due 11/15/10	50,000	53,125
Rhodia SA,
10.25% Sr. Nts. due 06/01/10	95,000	100,462
Rockwood Specialties Group, Inc.,
7.50% Sr. Sub. Nts. due 11/15/14 (a)	50,000	48,500
Sterling Chemicals, Inc.,
10.00% Sr. Sec. Nts. due 12/19/07 (f)	75,008	74,258
Sterling Chemicals, Inc., Escrow Shares,
Zero Coupon Sr. Sub. Nts. due 08/15/06 (f) (m)	200,000	—
Westlake Chemical Corp.,
8.75% Sr. Unsec. Nts. due 07/15/11	66,000	71,115
Coal - .14%
Foundation PA Coal Co.,
7.25% Gtd. Sr. Nts. due 08/01/14	200,000	208,500
Massey Energy Co.,
6.625% Sr. Nts. due 11/15/10	50,000	51,000
Peabody Energy Corp.,
6.875% Sr. Nts., Series B due 03/15/13	200,000	209,000
Commercial Services - .61%
Alderwoods Group, Inc.,
7.75% Sr. Nts. due 09/15/12	150,000	157,500
Comforce Operating, Inc.,
12.00% Sr. Nts., Series B due 12/01/07 (f)	50,000	49,875
Corrections Corp. of America,

6.25% Sr. Nts. due 03/15/13	$155,000	$153,450
7.50% Sr. Nts. due 05/01/11	100,000	103,125
DynCorp International LLC,
9.50% Sr. Sub. Nts. due 02/15/13 (a)	195,000	203,775
Great Lakes Dredge & Dock Corp.,
7.75% Sr. Sub. Nts. due 12/15/13	70,000	64,225
Iron Mountain, Inc.,
7.75% Sr. Unsec. Sub. Nts. due 01/15/15	100,000	101,500
Mail-Well I Corp.,
7.875% Sr. Sub. Nts. due 12/01/13	400,000	386,000
9.625% Sr. Unsec. Nts. due 03/15/12	100,000	107,250
Quintiles Transnational Corp.,
10.00% Sr. Sub. Nts. due 10/01/13	100,000	112,500
United Rentals North America, Inc.,
7.00% Sr. Sub. Nts. due 02/15/14	600,000	556,500
Computers - .18%
Seagate Technology HDD Holdings,
8.00% Sr. Unsec. Nts. due 05/15/09	100,000	105,000
Sungard Data Systems, Inc.,
9.125% Sr. Unsec. Nts. due 08/15/13 (a)	315,000	326,419
10.25% Sr. Sub. Nts. due 08/15/15 (a)	145,000	146,812
Cosmetics & Personal Care - .02%
Elizabeth Arden, Inc.,
7.75% Sr. Sub. Nts. due 01/15/14	75,000	76,312
Diversified Financial Services - 5.70%
AES Red Oak LLC,
8.54% Sr. Sec. Bonds, Series A due 11/30/19 (f)	280,409	314,057
Affinia Group, Inc.,
9.00% Sr. Sub. Nts. due 11/30/14 (a)	75,000	58,500
Alamosa Delaware, Inc.,
8.50% Sr. Sec. Nts. due 01/31/12	200,000	213,500
11.00% Sr. Unsec. Nts. due 07/31/10	13,000	14,657
12.50% Sr. Unsec. Nts. due 02/01/11	300,000	339,000
American Commercial Lines/ACL Finance Corp.,
9.50% Sr. Nts. due 02/15/15	45,000	48,600
Arbor I Ltd.,
19.37% Nts. due 06/15/06 (a) (c)	250,000	252,225
BCP Crystal Holdings Corp.,
9.625% Sr. Sub. Nts. due 06/15/14	277,000	308,162
Cascadia Ltd.,
6.915% Nts. due 06/13/08 (a) (c) (f)	250,000	250,500
CCM Merger, Inc.,
8.00% Nts. due 08/01/13 (a)	40,000	40,350
Credit Suisse First Boston, Inc.,
Zero Coupon Nts., Series A due 07/05/06 (TRY)	480,000	314,821
Crystal U.S. Holdings, Inc.,
0%/10.50% Sr. Disc. Nts., Series B due 10/01/14 (d)	190,000	133,000

Dow Jones CDX High Yield Index,
8.25% Pass-Through Certificates, Series 4-T1 due 06/29/10 (a)	$9,000,000	$8,943,750
10.50% Pass-Through Certificates, Series 3-4 due 12/29/09 (a)	500,000	490,937
E*Trade Financial Corp.,
7.375% Sr. Nts. due 09/15/13 (a)	47,000	47,470
8.00% Nts. due 06/15/11 (a)	135,000	139,387
Emblem Finance Co. Ltd.,
7.07% Kingdom of Swaziland Credit Linked Nts. due 06/20/10 (a) (c)	420,000	420,900
Ford Motor Credit Co.,
5.625% Nts. due 10/01/08	350,000	330,737
5.80% Sr. Nts. due 01/12/09	200,000	186,616
General Motors Acceptance Corp.,
5.85% Sr. Unsub. Nts. due 01/14/09	200,000	186,237
6.875% Nts. due 09/15/11	100,000	90,961
7.25% Nts. due 03/02/11	350,000	325,460
Global Cash Access LLC/Global Cash Finance Corp.,
8.75% Sr. Sub. Nts. due 03/15/12	150,000	161,250
JP Morgan Jersey Ltd.,
Zero Coupon Medium-Term Nts. due 01/02/15 (BRL)	2,670,000	327,648
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts. due 05/15/11	300,000	294,000
Morgan Stanley,
Zero Coupon Nts. due 05/20/10 (a)	750,000	816,750
Ongko International Finance Co. BV,
10.50% Sec. Nts. due 03/29/10 (a) (f) (m)(r)	40,000	—
Petroleum Export Ltd./Cayman SPV,
5.265% Sr. Nts. due 06/15/11 (a)	1,355,000	1,366,856
Rainbow National Services LLC,
8.75% Gtd. Sr. Nts. due 09/01/12 (a)	300,000	319,875
Redwood Capital V Ltd.,
8.265% Nts. due 01/09/07 (a) (c) (f)	250,000	249,875
Sensus Metering Systems, Inc.,
8.625% Sr. Sub. Nts. due 12/15/13	250,000	230,000
UCAR Finance, Inc.,
10.25% Sr. Unsec. Nts. due 02/15/12	100,000	107,250
Universal City Development Partners,
11.75% Sr. Nts. due 04/01/10	100,000	113,000
Universal City Florida Holding Co.,
8.375% Sr. Nts. due 05/01/10	50,000	51,875
8.443% Sr. Nts. due 05/01/10 (c)	50,000	51,875
VTB Capital SA,
6.25% Sr. Nts. due 07/02/35 (a)	980,000	1,020,425
Electric - 1.62%
AES Corp. (The),
8.75% Sr. Sec. Nts. due 05/15/13 (a)	150,000	164,250

Calpine Canada Energy Finance, ULC,
8.50% Sr. Unsec. Nts. due 05/01/08	$375,000	$224,062
Calpine Corp.,
9.90% Sr. Sec. Nts. due 07/15/07 (a) (c)	384,160	293,882
CITGO Trustees Cayman Ltd.,
8.50% Nts. due 12/21/14 (a) (f)	200,000	204,500
CMS Energy Corp.,
7.50% Sr. Nts. due 01/15/09	13,000	13,617
7.75% Sr. Nts. due 08/01/10	50,000	53,750
8.50% Sr. Nts. due 04/15/11	100,000	111,250
Edison Mission Energy,
9.875% Sr. Unsec. Nts. due 04/15/11	100,000	118,500
Eletropaulo Metropolitana,
19.125% Nts. due 06/28/10 (BRL) (a) (f)	395,000	190,324
FPL Energy National Wind Power,
5.608% Sec. Nts. due 03/10/24 (a)	90,000	89,446
6.125% Sec. Nts. due 03/25/19 (a)	53,565	52,868
Midwest Generation LLC,
8.75% Sr. Sec. Nts. due 05/01/34	700,000	779,625
Mirant Mid-Atlantic LLC, Mtg. Related Pass-Through Certificates,
8.625% Nts., Series A due 06/30/12	130,232	135,442
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
7.375% Sr. Sec. Nts. due 09/01/10	100,000	103,750
8.50% Sr. Sec. Nts. due 09/01/10	50,000	53,625
Northwestern Corp.,
5.875% Sec. Nts. due 11/01/14	30,000	30,307
NRG Energy, Inc.,
8.00% Sr. Nts. due 12/15/13	389,000	414,285
Reliant Resources, Inc.,
9.25% Sr. Sec. Nts. due 07/15/10	463,000	502,355
9.50% Sr. Sec. Nts. due 07/15/13	200,000	221,000
Sierra Pacific Resources,
6.75% Sr. Nts. due 08/15/17 (a) (f)	193,000	193,482
TECO Energy, Inc.,
7.20% Nts. due 05/01/11	350,000	371,000
Texas Genco LLC/Texas Genco Financing Corp.,
6.875% Sr. Nts. due 12/15/14 (a)	475,000	483,312
TXU Corp.,
5.55% Sr. Nts. due 11/15/14	500,000	474,663
Electrical Components & Equipment - .15%
Flextronics International Ltd.,
6.25% Sr. Sub. Nts. due 11/15/14	400,000	398,000
General Cable Corp.,
9.50% Sr. Nts. due 11/15/10	100,000	105,250
Electronics - .11%
Sanmina-SCI Corp.,
6.75% Sr. Nts. due 03/01/13	210,000	199,500

Stoneridge, Inc.,
11.50% Sr. Unsec. Nts. due 05/01/12	$150,000	$159,000
Entertainment - 1.38%
AMC Entertainment, Inc.,
8.00% Sr. Unsec. Sub. Nts. due 03/01/14	300,000	264,000
9.50% Sr. Unsec. Sub. Nts. due 02/01/11	70,000	66,500
American Casino & Entertainment Properties LLC,
7.85% Sr. Sec. Nts. due 02/01/12	200,000	206,250
Carmike Cinemas, Inc.,
7.50% Sr. Sub. Nts. due 02/15/14	200,000	173,500
Cinemark USA, Inc.,
9.00% Sr. Sub. Nts. due 02/01/13	100,000	103,250
0%/9.75% Sr. Nts. due 03/15/14 (d)	400,000	280,000
Gaylord Entertainment Co.,
8.00% Sr. Nts. due 11/15/13	100,000	105,000
Intrawest Corp.,
7.50% Sr. Nts. due 10/15/13	250,000	255,937
Isle of Capri Casinos, Inc.,
7.00% Sr. Sub. Nts. due 03/01/14	200,000	191,750
9.00% Sr. Unsec. Nts. due 03/15/12	275,000	291,500
Loews Cineplex Entertainment Corp.,
9.00% Sr. Nts. due 08/01/14	175,000	170,187
Mohegan Tribal Gaming Authority,
6.125% Sr. Nts. due 02/15/13	75,000	74,625
6.375% Sr. Sub. Nts. due 07/15/09	100,000	100,000
6.875% Sr. Nts. due 02/15/15	210,000	214,200
8.00% Sr. Unsec. Sub. Nts. due 04/01/12	200,000	211,000
Penn National Gaming, Inc.,
6.75% Sr. Sub. Nts. due 03/01/15	80,000	78,400
6.875% Sr. Sub. Nts. due 12/01/11	100,000	100,500
8.875% Sr. Sub. Nts. due 03/15/10	300,000	316,500
Pinnacle Entertainment, Inc.,
8.25% Sr. Sub. Nts. due 03/15/12	325,000	325,000
Six Flags, Inc.,
8.875% Sr. Nts. due 02/01/10	200,000	198,000
9.625% Sr. Nts. due 06/01/14	113,000	111,305
9.75% Sr. Nts. due 04/15/13	100,000	98,500
Vail Resorts, Inc.,
6.75% Sr. Sub. Nts. due 02/15/14	300,000	299,250
WMG Holdings Corp.,
0%/9.50% Sr. Disc. Nts. due 12/15/14 (d)	373,000	261,100
Environmental Control - .36%
Allied Waste North America, Inc.,
7.25% Sr. Nts. due 03/15/15 (a)	100,000	98,500
7.375% Sr. Sec. Nts., Series B due 04/15/14	400,000	376,000
8.875% Sr. Nts., Series B due 04/01/08	200,000	208,500
9.25% Sr. Nts., Series B due 09/01/12	300,000	324,750

Imco Recycling, Inc.,
10.375% Sr. Sec. Nts. due 10/15/10	$150,000	$165,375
Financial Services - .05%
JP Morgan Chase Bank N.A.,
Zero Coupon Credit Linked Sr. Nts., Series 2005-46 due 09/02/15 (a)	359,777	154,416
Food - .45%
American Seafoods Group LLC,
10.125% Sr. Unsec. Sub. Nts. due 04/15/10	100,000	107,000
Burns Philp Capital Pty. Ltd.,
9.75% Sr. Sub. Nts. due 07/15/12	100,000	112,000
Del Monte Corp.,
6.75% Sr. Sub. Nts. due 02/15/15 (a)	60,000	60,300
8.625% Sr. Sub. Nts. due 12/15/12	100,000	107,500
Doane Pet Care Co.,
9.75% Sr. Unsec. Sub. Nts. due 05/15/07	100,000	99,500
10.75% Sr. Unsec. Nts. due 03/01/10	225,000	245,250
Dole Food Co., Inc.,
8.625% Sr. Nts. due 05/01/09	153,000	159,885
8.875% Sr. Unsec. Nts. due 03/15/11	18,000	18,675
Domino’s, Inc.,
8.25% Sr. Sub. Nts. due 07/01/11	255,000	267,750
Smithfield Foods, Inc.,
7.625% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	103,500
United Biscuits Finance PLC,
10.75% Sr. Sub. Nts. due 04/15/11 (GBP)	100,000	188,292
Forest Products & Paper - .52%
Abitibi-Consolidated, Inc.,
8.55% Unsec. Nts. due 08/01/10	75,000	76,312
Appleton Papers, Inc.,
8.125% Sr. Nts. due 06/15/11	150,000	147,000
Boise Cascade LLC,
7.125% Sr. Sub. Nts. due 10/15/14	150,000	142,125
Buckeye Technologies, Inc.,
8.50% Sr. Nts. due 10/01/13	50,000	50,750
Fort James Corp.,
6.875% Sr. Nts. due 09/15/07	200,000	206,000
Georgia-Pacific Corp.,
8.125% Sr. Unsec. Nts. due 05/15/11	200,000	221,000
9.375% Sr. Unsec. Nts. due 02/01/13	300,000	334,500
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts. due 11/15/07 (r)	250,000	115,000
Jefferson Smurfit Group PLC,
11.50% Sr. Nts. due 10/01/15 (EUR) (a)	50,974	54,315
Mercer International, Inc.,
9.25% Sr. Nts. due 02/15/13	110,000	93,500
Norske Skog Canada Ltd.,
7.375% Sr. Nts. due 03/01/14	200,000	190,000

Tembec Industries, Inc.,
8.50% Sr. Nts. due 02/01/11	$13,000	$8,482
Western Forest Products, Inc.,
15.00% Nts. due 07/28/09 (a) (f)	41,000	40,180
Gas - .02%
SEMCO Energy, Inc.,
7.125% Sr. Nts. due 05/15/08	50,000	50,939
Health Care - Products - .36%
Beverly Enterprises, Inc.,
7.875% Sr. Sub. Nts. due 06/15/14	100,000	110,750
Community Health Systems, Inc.,
6.50% Sr. Sub. Nts. due 12/15/12	150,000	150,375
Fresenius Medical Care Capital Trust II,
7.875% Nts. due 02/01/08	100,000	104,000
Fresenius Medical Care Capital Trust III,
7.375% Sr. Sub. Nts. due 02/01/08 (EUR)	10,000	6,610
Fresenius Medical Care Capital Trust IV,
7.875% Trust Preferred Nts. due 06/15/11	400,000	430,000
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts. due 02/15/12	150,000	152,250
Medquest, Inc.,
11.875% Sr. Unsec. Sub. Nts., Series B due 08/15/12	200,000	211,000
Health Care - Services - 1.43%
Ameripath, Inc.,
10.50% Sr. Unsec. Sub. Nts. due 04/01/13	100,000	104,000
Coventry Health Care, Inc.,
6.125% Sr. Nts. due 01/15/15	75,000	76,875
DaVita, Inc.,
6.625% Sr. Nts. due 03/15/13	160,000	162,000
7.25% Sr. Nts. due 03/15/15	325,000	329,469
Extendicare Health Services, Inc.,
6.875% Sr. Sub. Nts. due 05/01/14	150,000	147,750
9.50% Sr. Unsec. Sub. Nts. due 07/01/10	100,000	106,500
Genesis HealthCare Corp.,
8.00% Sr. Sub. Nts. due 10/15/13	50,000	53,875
HCA, Inc.,
6.30% Sr. Unsec. Nts. due 10/01/12	500,000	496,990
6.375% Nts. due 01/15/15	600,000	593,611
Healthsouth Corp.,
7.625% Unsec. Nts. due 06/01/12	500,000	467,500
8.375% Sr. Nts. due 10/01/11	110,000	104,775
10.75% Sr. Sub. Nts. due 10/01/08	63,000	61,582
Magellan Health Services, Inc.,
9.375% Sr. Nts., Series A due 11/15/08	186,764	196,336
PacifiCare Health Systems,
10.75% Sr. Unsec. Unsub. Nts. due 06/01/09	195,000	211,087
Rotech Healthcare, Inc.,
9.50% Sr. Unsec. Nts. due 04/01/12	175,000	187,250

Select Medical Corp.,
7.625% Sr. Nts. due 02/01/15	$255,000	$244,162
Tenet Healthcare Corp.,
6.375% Sr. Unsec. Nts. due 12/01/11	130,000	121,225
7.375% Nts. due 02/01/13	13,000	12,317
9.875% Sr. Nts. due 07/01/14	325,000	339,625
Triad Hospitals, Inc.,
7.00% Sr. Nts. due 05/15/12	50,000	51,375
7.00% Sr. Sub. Nts. due 11/15/13	270,000	273,375
Universal Hospital Services, Inc.,
10.125% Sr. Nts. due 11/01/11	100,000	102,500
US Oncology, Inc.,
9.00% Sr. Nts. due 08/15/12	100,000	108,000
10.75% Sr. Nts. due 08/15/14	100,000	112,000
Health Care Supplies - .02%
Psychiatric Solutions,
7.75% Sr. Sub. Nts. due 07/15/15 (a)	75,000	77,437
Holding Companies - Diversified - .37%
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts. due 01/15/14	100,000	94,500
JSG Funding PLC,
7.75% Sr. Sub. Nts. due 04/01/15	215,000	182,750
Kansas City Southern Railway Co. (The),
7.50% Sr. Unsec. Nts. due 06/15/09	100,000	104,750
MDP Acquisitions PLC,
9.625% Sr. Unsec. Nts. due 10/01/12	100,000	100,500
Nell AF Sarl,
8.375% Sr. Nts. due 08/15/15 (a)	505,000	493,638
Stena AB,
7.00% Sr. Unsec. Nts. due 12/01/16	100,000	92,500
7.50% Sr. Nts. due 11/01/13	77,000	74,883
9.625% Sr. Unsec. Nts. due 12/01/12	50,000	54,250
Home Builders - .43%
Beazer Homes USA,
8.375% Sr. Unsec. Nts. due 04/15/12	75,000	79,125
D.R. Horton, Inc.,
9.375% Sr. Unsec. Sub. Nts. due 03/15/11	100,000	105,986
9.75% Sr. Sub. Nts. due 09/15/10	75,000	85,352
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 04/01/12	175,000	184,625
KB Home,
8.625% Sr. Sub. Nts. due 12/15/08	250,000	265,736
9.50% Sr. Unsec. Sub. Nts. due 02/15/11	100,000	105,843
Meritage Homes Corp.,
6.25% Sr. Nts. due 03/15/15	180,000	164,700
Standard Pacific Corp.,
9.25% Sr. Sub. Nts. due 04/15/12	100,000	107,000

WCI Communities, Inc.,
9.125% Sr. Sub. Nts. due 05/01/12	$175,000	$180,250
William Lyon Homes, Inc.,
10.75% Sr. Unsec. Nts. due 04/01/13	100,000	107,750
Home Furnishings - .05%
Sealy Mattress Co.,
8.25% Sr. Sub. Nts. due 06/15/14	175,000	175,875
Household Products & Wares - .17%
Church & Dwight Co., Inc.,
6.00% Sr. Sub. Nts. due 12/15/12	100,000	97,500
Playtex Products, Inc.,
8.00% Sr. Sec. Nts. due 03/01/11	300,000	314,250
9.375% Sr. Unsec. Sub. Nts. due 06/01/11	150,000	156,563
Insurance - .16%
Conseco, Inc., Escrow Shares,
10.75% Sr. Unsec. Nts. due 06/15/09 (f) (m)	100,000	—
Foundation Re Ltd.,
7.897% Nts. due 11/24/08 (a) (c)	250,000	247,500
Residential Reinsurance Ltd.,
12.32% Nts., Series B due 06/06/08 (a) (c) (f)	300,000	285,000
Internet - .00%
Exodus Communications, Inc.,
10.75% Sr. Nts. due 12/15/09 (EUR) (f) (r)	84,655	255
NorthPoint Communications Group, Inc.,
12.875% Sr. Unsec. Sub. Nts. due 02/15/10 (f) (m) (r)	40,035	—
Teligent, Inc.,
11.50% Sr. Nts. due 12/01/07 (f) (m) (r)	100,000	—
Iron & Steel - .43%
AK Steel Corp.,
7.75% Sr. Unsec. Nts. due 06/15/12	363,000	334,868
7.875% Sr. Unsec. Nts. due 02/15/09	50,000	48,500
Ispat Inland ULC,
9.75% Sr. Sec. Nts. due 04/01/14 (f)	227,000	263,320
Oregon Steel Mills, Inc.,
10.00% Unsec. Nts. due 07/15/09	300,000	323,250
Steel Dynamics, Inc.,
9.50% Sr. Unsec. Nts. due 03/15/09	175,000	185,938
United States Steel Corp.,
9.75% Sr. Nts. due 05/15/10	84,000	92,190
10.75% Sr. Nts. due 08/01/08	130,000	146,250
Leisure Time - .14%
Leslie’s Poolmart,
7.75% Sr. Nts. due 02/01/13	75,000	75,750
NCL Corp.,
11.625% Sr. Nts. due 07/15/14 (a)	150,000	158,250
Premier Cruise Ltd.,
11.00% Sr. Nts. due 03/15/08 (a) (f) (m) (r)	50,000	—
Royal Caribbean Cruises Ltd.,
8.75% Sr. Unsec. Unsub. Nts. due 02/02/11	200,000	224,500

Lodging - 1.21%
Aztar Corp.,
9.00% Sr. Unsec. Sub. Nts. due 08/15/11	$250,000	$265,625
Boyd Gaming Corp.,
8.75% Sr. Unsec. Sub. Nts. due 04/15/12	175,000	188,563
HMH Properties, Inc.,
7.875% Sr. Sec. Nts. due 08/01/08	45,000	45,563
Kerzner International Ltd.,
6.75% Sr. Sub. Nts. due 10/01/15 (a)	155,000	150,156
Mandalay Resort Group,
10.25% Sr. Unsec. Sub. Nts., Series B due 08/01/07	100,000	107,500
MGM Mirage, Inc.,
6.625% Sr. Unsec. Nts. due 07/15/15 (a)	100,000	98,875
8.375% Sr. Unsec. Sub. Nts. due 02/01/11	500,000	537,500
9.75% Gtd. Sr. Sub. Nts. due 06/01/07	350,000	372,750
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts. due 03/15/10	100,000	108,750
9.375% Sr. Unsec. Sub. Nts. due 02/15/07	400,000	422,000
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts. due 05/01/12	500,000	545,000
Station Casinos, Inc.,
6.50% Sr. Unsec. Sub. Nts. due 02/01/14	500,000	500,000
6.875% Sr. Sub. Nts. due 03/01/16 (a)	80,000	81,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
6.625% Nts. due 12/01/14	550,000	525,938
Machinery - Construction & Mining - .06%
Terex Corp.,
7.375% Sr. Nts. due 01/15/14	100,000	101,000
9.25% Sr. Unsec. Sub. Nts. due 07/15/11	100,000	107,500
Machinery - Diversified - .06%
Douglas Dynamics LLC,
7.75% Sr. Nts. due 01/15/12 (a)	100,000	100,000
NMHG Holding Co.,
10.00% Unsec. Nts. due 05/15/09	100,000	107,000
Media - 2.74%
Adelphia Communications Corp.,
10.25% Sr. Unsec. Sub. Nts. due 06/15/11 (r)	200,000	152,000
10.875% Sr. Unsec. Nts. due 10/01/10 (r)	200,000	149,000
Albritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts. due 12/15/12	150,000	148,875
American Media Operations, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 01/15/11	75,000	66,375
10.25% Sr. Unsec. Sub. Nts., Series B due 05/01/09	200,000	195,000
Block Communications, Inc.,
9.25% Sr. Sub. Nts. due 04/15/09	175,000	185,500
Charter Communications Holdings I LLC,

0%/11.75% Sr. Nts. due 05/15/14 (a) (d)	$450,000	$321,750
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.,
8.375% Sr. Nts., Second Lien due 04/30/14 (a)	1,100,000	1,105,500
Corus Entertainment, Inc.,
8.75% Sr. Sub. Nts. due 03/01/12	175,000	187,469
CSC Holdings, Inc.,
7.625% Sr. Unsec. Unsub. Nts., Series B due 04/01/11	335,000	329,138
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts. due 11/15/09	100,000	108,750
Dex Media West LLC/Dex Media Finance Co.,
5.875% Sr. Nts. due 11/15/11	300,000	297,000
8.50% Sr. Nts., Series B due 08/15/10	100,000	105,750
9.875% Sr. Sub. Nts., Series B due 08/15/13	196,000	216,335
Dex Media, Inc.,
8.00% Nts. due 11/15/13	825,000	847,688
DirecTV Holdings LLC,
8.375% Sr. Nts. due 03/15/13	377,000	411,401
EchoStar DBS Corp.,
6.625% Sr. Nts. due 10/01/14	475,000	470,250
9.125% Sr. Nts. due 01/15/09	425,000	447,313
Emmis Operating Co.,
6.875% Sr. Sub. Nts. due 05/15/12	300,000	298,875
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts. due 12/01/10	213,000	194,895
Lin Television Corp.,
6.50% Sr. Sub. Nts. due 05/15/13	200,000	189,500
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Nts. due 06/15/13	50,000	54,750
Mediacom Broadband LLC,
8.50% Sr. Nts. due 10/15/15 (a)	90,000	86,850
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts. due 01/15/13	313,000	310,653
MediaNews Group, Inc.,
6.375% Sr. Sub. Nts. due 04/01/14	500,000	480,000
News America Holdings, Inc.,
8.875% Sr. Unsec. Nts. due 04/26/23	185,000	235,815
PRIMEDIA, Inc.,
8.00% Sr. Nts. due 05/15/13	200,000	201,500
8.875% Sr. Unsec. Nts. due 05/15/11	13,000	13,618
Radio One, Inc.,
8.875% Sr. Unsec. Sub. Nts., Series B due 07/01/11	300,000	318,750
Shaw Communications, Inc.,
8.54% Unsec. Unsub. Nts. due 09/30/27 (CAD)	80,000	73,028
Sinclair Broadcast Group, Inc.,
8.00% Sr. Sub. Nts. due 03/15/12	600,000	614,250
8.75% Sr. Sub. Nts. due 12/15/11	100,000	105,000

Metal Fabrication & Hardware - .08%
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts. due 06/15/12	$300,000	$246,000
Mining - .49%
Alrosa Finance SA,
8.875% Nts. due 11/17/14 (a)	400,000	474,000
8.875% Nts. due 11/17/14	200,000	237,420
Century Aluminum Co.,
7.50% Sr. Unsec. Nts. due 08/15/14	250,000	257,500
Compass Minerals Group, Inc.,
10.00% Sr. Sub. Nts. due 08/15/11	45,000	48,825
Jorgensen (Earle M.) Co.,
9.75% Sr. Unsec. Nts. due 06/01/12	100,000	108,500
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B due 10/15/06 (r)	250,000	243,125
Novelis, Inc.,
7.25% Sr. Nts. due 02/15/15 (a)	230,000	217,350
Miscellaneous - Manufacturing - .25%
Blount, Inc.,
8.875% Sr. Sub. Nts. due 08/01/12	125,000	133,125
Jacuzzi Brands, Inc.,
9.625% Sr. Nts. due 07/01/10	78,000	82,680
KI Holdings, Inc.,
0%/9.875% Sr. Nts. due 11/15/14 (d)	100,000	68,250
Koppers, Inc.,
9.875% Sr. Sec. Nts. due 10/15/13	150,000	165,750
TD Funding Corp.,
8.375% Sr. Sub. Nts. due 07/15/11	200,000	209,500
Trinity Industries, Inc.,
6.50% Sr. Nts. due 03/15/14	150,000	147,750
Oil & Gas - 1.78%
Belden & Blake Corp.,
8.75% Sr. Sec. Nts. due 07/15/12	150,000	156,750
Chesapeake Energy Corp.,
6.375% Sr. Nts. due 06/15/15	100,000	100,500
6.875% Sr. Unsec. Nts. due 01/15/16	224,000	229,600
Clayton Williams Energy, Inc.,
7.75% Sr. Nts. due 08/01/13 (a)	60,000	58,650
Delta Petroleum Corp.,
7.00% Sr. Nts. due 04/01/15	45,000	42,975
Forest Oil Corp.,
7.75% Sr. Unsec. Nts. due 05/01/14	175,000	185,938
Frontier Oil Corp.,
6.625% Sr. Nts. due 10/01/11	75,000	77,344
Gazprom International SA,
7.201% Sr. Unsec. Bonds due 02/01/20	2,095,000	2,287,950
Newfield Exploration Co.,
6.625% Sr. Sub. Nts. due 09/01/14	400,000	416,000

Pemex Project Funding Master Trust,
7.375% Unsec. Unsub. Nts. due 12/15/14	$270,000	$299,700
8.50% Unsec. Unsub. Nts. due 02/15/08	130,000	140,400
9.125% Unsec. Unsub. Nts. due 10/13/10	200,000	234,000
Plains Exploration & Production Co.,
7.125% Sr. Nts. due 06/15/14	100,000	105,250
Premcor Refining Group, Inc.,
6.75% Sr. Nts. due 05/01/14	150,000	159,750
9.50% Sr. Unsec. Nts. due 02/01/13	200,000	225,500
Range Resources Corp.,
6.375% Sr. Sub. Nts. due 03/15/15	80,000	80,600
7.375% Sr. Sub. Nts. due 07/15/13	100,000	106,000
Stone Energy Corp.,
6.75% Sr. Sub. Nts. due 12/15/14	310,000	304,575
Tesoro Petroleum Corp.,
8.00% Sr. Sec. Nts. due 04/15/08	350,000	364,875
9.625% Sr. Sub. Nts. due 04/01/12	13,000	14,316
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts. due 05/01/12	200,000	203,500
Oil & Gas Services - .41%
Hanover Compressor Co.,
8.625% Sr. Nts. due 12/15/10	100,000	107,750
Hanover Equipment Trust 2001,
8.50% Sr. Sec. Nts., Series A due 09/01/08	44,000	45,760
Tengizchevroil LLP,
6.124% Sr. Sec. Nts. due 11/15/14 (a)	790,000	807,775
Titan Petrochemicals Group Ltd.,
8.50% Sr. Unsec. Nts. due 03/18/12 (a)	286,000	275,275
Universal Compression, Inc.,
7.25% Sr. Unsec. Nts. due 05/15/10	100,000	103,500
Packaging & Containers - .95%
Berry Plastics Corp.,
10.75% Sr. Sub. Nts. due 07/15/12	200,000	215,000
Crown European Holdings SA,
9.50% Sr. Sec. Nts. due 03/01/11	100,000	109,500
10.875% Sr. Sec. Nts. due 03/01/13	50,000	58,000
Graham Packaging Co.,
8.50% Sr. Nts. due 10/15/12	50,000	49,750
9.875% Sub. Nts. due 10/15/14	100,000	96,000
Graphic Packaging International,
8.50% Sr. Nts. due 08/15/11	250,000	245,000
9.50% Sr. Sub. Nts. due 08/15/13	100,000	94,000
Jefferson Smurfit Corp.,
7.50% Sr. Unsec. Unsub. Nts. due 06/01/13	100,000	90,000
Owens-Brockway Glass Container, Inc.,
7.75% Sr. Sec. Nts. due 05/15/11	250,000	260,000
8.25% Sr. Unsec. Nts. due 05/15/13	213,000	221,520
8.75% Sr. Sec. Nts. due 11/15/12	250,000	270,000

8.875% Sr. Sec. Nts. due 02/15/09	$100,000	$105,000
Pliant Corp.,
11.625% Sr. Nts. due 06/15/09 (a)	170,196	180,408
Solo Cup Co.,
8.50% Sr. Sub. Nts. due 02/15/14	200,000	177,000
Stone Container Corp.,
7.375% Sr. Nts. due 07/15/14	100,000	89,000
8.375% Sr. Unsec. Nts. due 07/01/12	500,000	475,000
9.25% Sr. Unsec. Nts. due 02/01/08	50,000	51,000
9.75% Sr. Unsec. Nts. due 02/01/11	100,000	101,500
Tekni-Plex, Inc.,
8.75% Sr. Sec. Nts. due 11/15/13 (a)	126,000	107,730
10.875% Sr. Sec. Nts. due 08/15/12 (a)	45,000	48,150
12.75% Sr. Sub. Nts., Series B due 06/15/10	100,000	55,500
Pharmaceuticals - .10%
Sybron Dental Specialties, Inc.,
8.125% Unsec. Sub. Nts. due 06/15/12	150,000	160,500
Valeant Pharmaceuticals International,
7.00% Sr. Nts. due 12/15/11	150,000	147,750
Pipelines - 1.24%
Dynegy Holdings, Inc.,
6.875% Sr. Unsec. Unsub. Nts. due 04/01/11	30,000	29,325
8.75% Sr. Nts. due 02/15/12	134,000	145,390
10.125% Sr. Sec. Nts. due 07/15/13 (a)	400,000	446,000
El Paso Corp.,
7.875% Sr. Unsec. Nts. due 06/15/12	463,000	479,205
El Paso Production Holding Co.,
7.75% Sr. Nts. due 06/01/13	625,000	653,125
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Nts. due 09/15/15 (a)	30,000	30,075
Southern Natural Gas Co.,
7.35% Nts. due 02/15/31	100,000	102,089
8.00% Sr. Unsub. Nts. due 03/01/32	200,000	220,826
Tennessee Gas Pipeline Co.,
7.50% Unsec. Nts. due 04/01/17	750,000	808,277
Williams Cos. (The), Inc.,
7.125% Nts. due 09/01/11	100,000	104,750
7.625% Nts. due 07/15/19	400,000	433,000
8.75% Unsec. Nts. due 03/15/32	500,000	590,000
Real Estate Investment Trusts - .34%
Felcor Lodging LP,
9.00% Sr. Nts. due 06/01/11	213,000	231,638
Host Marriott LP,
6.375% Sr. Nts. due 03/15/15	180,000	174,600
9.50% Sr. Nts. due 01/15/07	100,000	104,625
La Quinta Properties, Inc.,
7.00% Sr. Sec. Nts. due 08/15/12	75,000	77,063

MeriStar Hospitality Corp.,
9.125% Sr. Unsec. Nts. due 01/15/11	$313,000	$331,780
Trustreet Properties, Inc.,
7.50% Sr. Nts. due 04/01/15	135,000	138,038
7.50% Sr. Nts. due 04/01/15 (a)	60,000	61,350
Retail - .66%
Apcoa, Inc.,
9.25% Sr. Unsec. Sub. Nts. due 03/15/08	50,000	49,000
Asbury Automotive Group, Inc.,
9.00% Sr. Sub. Nts. due 06/15/12	100,000	100,500
AutoNation, Inc.,
9.00% Sr. Unsec. Nts. due 08/01/08	200,000	216,000
Carrols Corp.,
9.00% Sr. Sub. Nts. due 01/15/13 (a)	45,000	45,675
Finlay Fine Jewelry Corp.,
8.375% Sr. Unsec. Nts. due 06/01/12	50,000	42,313
Jean Coutu Group, Inc.,
7.625% Sr. Nts. due 08/01/12	100,000	101,750
8.50% Sr. Sub. Nts. due 08/01/14	200,000	199,000
Neiman-Marcus Group, Inc.,
9.00% Sr. Nts. due 10/15/15 (a)	480,000	481,200
10.375% Sr. Sub. Nts. due 10/15/15 (a)	240,000	238,800
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts. due 11/01/11	50,000	55,000
Rent-A-Center,
7.50% Sr. Sub. Nts., Series B due 05/01/10	50,000	47,563
Rite Aid Corp.,
8.125% Sr. Sec. Nts. due 05/01/10	150,000	153,000
9.50% Sr. Sec. Nts. due 02/15/11	50,000	53,000
Saks, Inc.,
8.25% Sr. Unsec. Nts. due 11/15/08	300,000	316,500
9.875% Unsec. Nts. due 10/01/11	50,000	55,250
Savings & Loans - .07%
Western Financial Bank,
9.625% Unsec. Sub. Nts. due 05/15/12	200,000	229,000
Semiconductors - .22%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts. due 11/01/12	375,000	384,375
Amkor Technology, Inc.,
9.25% Sr. Unsec. Sub. Nts. due 02/15/08	230,000	215,625
Freescale Semiconductor, Inc.,
7.125% Sr. Unsec. Nts. due 07/15/14	100,000	106,500
Software - .04%
NDCHealth Corp.,
10.50% Sr. Unsec. Sub. Nts. due 12/01/12	100,000	114,500

Telecommunications - 3.37%
American Cellular Corp.,
10.00% Sr. Nts., Series B due 08/01/11	$110,000	$119,900
American Tower Corp.,
7.50% Sr. Nts. due 05/01/12	200,000	212,000
American Tower Escrow Corp.,
Zero Coupon Unsec. Disc. Nts. due 08/01/08	200,000	154,000
AT&T Corp.,
9.05% Sr. Unsec. Nts. due 11/15/11	261,000	293,951
9.75% Sr. Nts. due 11/15/31	200,000	253,250
CellNet Data Systems, Inc.,
14.00% Sr. Unsec. Disc. Nts. due 10/01/07 (f) (m) (r)	45,000	—
Cincinnati Bell, Inc.,
7.00% Sr. Nts. due 02/15/15	155,000	149,575
Citizens Communications Co.,
6.25% Sr. Nts. due 01/15/13	130,000	124,800
10.125% Gtd. Sr. Nts. due 06/15/13	450,000	506,250
Dobson Cellular Systems Corp.,
8.375% Sec. Nts. due 11/01/11	50,000	52,625
Dobson Communications Corp.,
8.10% Sr. Nts. due 10/15/12 (a) (c)	45,000	44,381
8.875% Sr. Nts. due 10/01/13	227,000	227,000
Intelsat Bermuda Ltd.,
8.625% Sr. Nts. due 01/15/15 (a)	300,000	306,000
IWO Holdings, Inc.,
7.349% Sec. Nts. due 01/15/12 (c)	40,000	41,600
Level 3 Communications, Inc.,
9.125% Sr. Unsec. Nts. due 05/01/08 (f)	225,000	183,375
Lucent Technologies, Inc.,
6.45% Unsub. Unsec. Debs. due 03/15/29	600,000	525,000
MCI, Inc.,
6.908% Sr. Unsec. Nts. due 05/01/07	217,000	218,628
7.688% Sr. Unsec. Nts. due 05/01/09	450,000	466,875
Metromedia Fiber Network, Inc.,
10.00% Sr. Unsec. Nts., Series B due 11/15/08 (m) (r)	150,000	—
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D due 08/01/15	1,140,000	1,220,445
Nextel Partners, Inc.,
8.125% Sr. Nts. due 07/01/11	100,000	108,000
12.50% Sr. Unsec. Nts. due 11/15/09	137,000	146,248
Nextlink Communications, Inc., Escrow Shares,
9.00% Sr. Unsec. Nts. due 03/15/08 (f) (m) (r)	100,000	—
10.75% Sr. Unsec. Nts. due 11/15/08 (f) (m) (r)	50,000	—
12.25% Sr. Unsec. Disc. Nts. due 06/01/09 (f) (m) (r)	150,000	—
Orbcomm Global LP, Escrow Shares,
14.00% Sr. Nts. due 08/15/06 (f) (m)	75,000	—
Orion Network Systems, Inc.,
12.50% Sr. Disc. Nts. due 01/15/07 (f) (r)	200,000	112,000

PanAmSat Corp.,
9.00% Sr. Unsec. Nts. due 08/15/14	$327,000	$344,985
PanAmSat Holding Corp.,
0%/10.375% Sr. Nts. due 11/01/14 (d)	75,000	51,750
Qwest Capital Funding, Inc.,
7.90% Unsec. Nts. due 08/15/10	238,000	236,215
Qwest Corp.,
8.875% Nts. due 03/15/12	500,000	546,250
Qwest Services Corp.,
13.50% Sec. Nts. due 12/15/10	900,000	1,030,500
14.00% Sec. Nts. due 12/15/14	500,000	606,250
Rogers Wireless Communications, Inc.,
7.50% Sr. Sec. Nts. due 03/15/15	250,000	269,375
8.00% Sr. Sub. Nts. due 12/15/12	150,000	158,438
Rural Cellular Corp.,
8.25% Sr. Sec. Nts. due 03/15/12	150,000	157,500
9.625% Sr. Sub. Nts., Series B due 05/15/08	50,000	50,250
9.75% Sr. Sub. Nts. due 01/15/10	213,000	215,130
9.875% Sr. Nts. due 02/01/10	100,000	105,000
SBA Communications Corp.,
8.50% Sr. Nts. due 12/01/12	200,000	217,500
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts. due 12/15/11 (d)	363,000	329,423
Time Warner Telecom, Inc.,
10.125% Sr. Unsec. Nts. due 02/01/11	150,000	154,500
Time Warner Telecommunications Holdings, Inc.,
9.25% Sr. Nts. due 02/15/14	255,000	258,188
Triton PCS, Inc.,
8.50% Sr. Nts. due 06/01/13	230,000	219,075
U.S. Unwired, Inc.,
10.00% Sr. Sec. Nts. due 06/15/12	125,000	143,750
UbiquiTel Operating Co.,
9.875% Sr. Nts. due 03/01/11	300,000	333,000
Valor Telecommunications Enterprises LLC/Finance Corp.,
7.75% Sr. Nts. due 02/15/15	75,000	72,750
Textiles - .19%
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 02/15/10	175,000	168,875
INVISTA,
9.25% Sr. Nts. due 05/01/12 (a)	415,000	451,313
Transportation - .16%
CP Ships Ltd.,
10.375% Sr. Unsec. Nts. due 07/15/12	150,000	170,250
Greenbrier Cos., Inc.,
8.375% Sr. Nts. due 05/15/15	140,000	145,600
Horizon Lines LLC,
9.00% Sr. Nts. due 11/01/12	100,000	107,125

Navigator Gas Transport PLC,
10.50% First Priority Ship Mtg. Nts. due 06/30/07 (a) (f) (r)	$11,000	$11,729
Petroleum Helicopters, Inc.,
9.375% Sr. Nts. due 05/01/09	75,000	79,688
Venture Capital - .06%
Arch Western Finance LLC,
6.75% Sr. Nts. due 07/01/13	200,000	204,000

Total Corporate Bonds and Notes (cost: $105,579,889)		106,607,917

		market value
	shares	(note 1)

Common Stocks - 1.30%
Allegheny Energy, Inc. (b)	2,130	$65,434
Amerada Hess Corp.	500	68,750
American Electric Power Co., Inc.	1,740	69,078
Anadarko Petroleum Corp.	710	67,983
Apache Corp.	930	69,927
Ashland, Inc.	1,100	60,764
Autodesk, Inc.	1,520	70,589
Broadwing Corp. (b)	139	694
Burlington Resources, Inc.	880	71,562
Centex Corp.	970	62,643
Charles River Laboratories International, Inc. (b)	760	33,151
Chesapeake Energy Corp.	47	1,798
Chesapeake Energy Corp.	66	2,525
ChevronTexaco Corp.	1,059	68,549
Chubb Corp.	750	67,162
Cigna Corp.	570	67,180
Classic Holdco LLC - Class U (f) (m)	66	—
CMS Energy Corp. (b)	4,080	67,116
ConocoPhillips	990	69,211
Conseco, Inc. (b)	4,662	98,415
Covad Communications Group, Inc. (b)	4,132	4,380
Cummins, Inc.	750	65,992
D.R. Horton, Inc.	1,720	62,298
Devon Energy Corp.	1,070	73,445
Dobson Communications Corp. - Class A (b)	6,436	49,428
Duke Energy Corp.	2,260	65,924
Edison International	1,440	68,083
EOG Resources, Inc.	1,000	74,900
Equinix, Inc. (b)	495	20,617
Express Scripts, Inc. (b)	1,120	69,664
Federated Department Stores, Inc.	980	65,533
Goodyear Tire & Rubber Co. (The) (b)	4,040	62,984
Halliburton Co.	1,020	69,890

Humana, Inc. (b)	1,380	$66,074
Huntsman Corp. (b) (f) (m)**	1,957	36,346
ICO Global Communication Holdings Ltd. (b)	3,007	15,125
KB Home	890	65,148
Kinder Morgan, Inc.	670	64,427
Leap Wireless International, Inc. (b)	618	21,754
Lehman Brothers Holdings, Inc.	600	69,888
Liberty Global, Inc. - Class A (b)	1,151	31,169
Liberty Global, Inc. - Class C (b)	1,151	29,638
Loews Corp.	740	68,383
Marathon Oil Corp.	1,002	69,068
MCI, Inc.	407	10,326
Motorola, Inc.	2,940	64,945
National City Corp.	1,790	59,858
National-Oilwell Varco, Inc. (b)	1,030	67,774
Novell, Inc. (b)	9,580	71,371
NTL, Inc. (b)	3,845	256,846
Nucor Corp.	1,150	67,838
Occidental Petroleum Corp.	790	67,490
Office Depot, Inc. (b)	2,170	64,449
Orbital Sciences Corp. (b)	279	3,488
Orion Network Systems, Inc. (f)	34,000	40,120
Paxson Communications Corp., Escrow Shares (b) (h)	53,100	—
Phelps Dodge Corp.	600	77,958
Pioneer Cos., Inc. (b)	1,786	42,971
Prandium, Inc. (b) (f)	3,625	73
Pulte Homes, Inc.	1,500	64,380
Purina Mills, Inc., Escrow Shares	50,000	—
Reebok International Ltd.	1,170	66,187
Sears Holdings Corp. (b)	500	62,210
Sempra Energy	1,460	68,708
Southern Pacific Funding Corp., Liquidating Trust (b) (f) (m)	52,418	—
St. Paul Travelers Cos. (The), Inc.	1,530	68,651
Sterling Chemicals, Inc. (b) (f)	266	6,384
Sunoco, Inc.	850	66,470
Telewest Global, Inc. (b)	5,680	130,356
TVMAX Holdings, Inc. (b) (f)	250	275
TXU Corp.	640	72,243
United States Steel Corp.	1,510	63,948
UnumProvident Corp.	3,380	69,290
USA Mobility, Inc. (b)	245	6,610
Valero Energy Corp.	600	67,836
Viatel Holding Ltd. (Bermuda) (b) (f)	451	1
Vornado Realty Trust	750	64,965
Western Forest Products, Inc. (b)	8,485	19,371
Whirlpool Corp.	850	64,404
WRC Media Corp. (a) (b) (f)	270	5
XO Communications, Inc. (b)	255	653

Total Common Stocks (cost: $4,698,600)		4,231,143

Preferred Stocks - .11%
BankUnited Capital Trust 10.25% Capital Securities, 12/31/26 (f)	100,000	$109,000
Dobson Communications Corp. 6.00% Cvt. Series F, Non-Vtg. (a) (b)	111	19,283
e.spire Communications, Inc. 12.75% Jr. Redeemable, Non-Vtg. (b) (f) (h)	620	—
Eagle-Picher Holdings, Inc. 11.75% Cum. Exchangeable, Series B, Non-Vtg. (b) (e) (f)	10	1,000
ICG Holdings, Inc. 14.25% Exchangeable, Non-Vtg. (b) (f) (h) (m)	43	—
Paxson Communications Corp. 13.25% Cum. Jr. Exchangeable, Non-Vtg. (b) (f) (h)	5	34,000
PTV, Inc. 10.00% Cum., Series A, Non-Vtg.	3	4
Rural Cellular Corp. 11.375% Cum. Sr., Series B, Non-Vtg. (b) (h)	19	23,655
Sovereign Real Estate Investment Trust 12.00% Non-Cum, Series A (a) (b) (f)	114	167,580

Total Preferred Stocks (cost: $407,358)		354,522

	units

Rights, Warrants and Certificates - .05%
American Tower Corp. Wts., Exp. 08/01/08 (a) (b)	200	70,335
ASAT Finance LLC Wts., Exp. 11/01/06 (a) (b) (f) (m)	50	—
COLO.com, Inc. Wts., Exp. 03/15/10 (a) (b) (f) (m)	50	—
Equinix, Inc. Wts., Exp. 12/01/07 (a) (b) (i)	50	—
HF Holdings, Inc. Wts., Exp. 09/27/09 (b) (f) (m)	361	—
ICO Global Communication Holdings Ltd. Wts., Exp. 05/16/06 (b) (f)	755	23
Insilco Corp. Wts., Exp. 08/15/07 (b) (f) (m)	20	—
Long Distance International, Inc. Wts., Exp. 04/15/08 (b) (f) (m)	50	—
Loral Space & Communications Ltd. Wts., Exp. 01/15/07 (b) (f) (m)	100	—
Ntelos, Inc. Wts., Exp. 08/15/10 (a) (b) (f) (m)	50	—
Pathmark Stores, Inc. Wts., Exp. 09/19/10 (b)	970	388
PLD Telekom, Inc. Wts., Exp. 06/01/06 (b)	50	—
Price Communications Corp. Wts., Exp. 08/01/07 (b)	516	—
Sterling Chemicals, Inc. Wts., Exp. 12/31/07 (b) (f) (m)	429	216
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 04/15/20 (b) (f)	2,800	78,400
Verado Holdings, Inc. Cl. B Wts., Exp. 04/15/08 (b) (f) (m)	75	51

XO Communications, Inc., (b) (f)
Cl. A Wts., Exp. 01/16/10	508	$178
Cl. B Wts., Exp. 01/16/10	380	91
Cl. C Wts., Exp 01/16/10	380	84

Total Rights, Warrants and Certificates (cost: $44,249)		149,766

	face amount or units (i & j)

Structured Instruments - 9.70%
Aries Vermoegensverwaltungs GmbH,
Russia (Government of) Credit Linked Nts., Series B, 7.75% due 10/25/09 (a) (EUR)	$250,000	354,346
Russia (Government of) Credit Linked Nts., Series C, 9.60% due 10/25/14	1,750,000	2,309,825
Bank of America Corp.,
Russia (Government of) Credit Linked Nts., Zero Coupon due 08/18/08 (RUB)	60,000,000	1,816,833
Citigroup Global Markets Holdings, Inc.,
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 07/03/07 (a)	695,029	564,516
Brazil (Federal Republic of) Unsec. Credit Liked Nts., 18.41% due 10/04/05 (a)	306,558	329,320
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10.00% due 01/05/10 (a) (BRL)	2,566,000	983,465
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.80% due 01/03/08 (BRL)	655,211	207,934
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 19.85% due 01/02/09 (BRL)	752,072	206,836
Brazil (Fedreal Republic of) Unsec. Credit Linked Nts., 20.40% due 01/05/10 (a) (BRL)	841,827	202,973
Colombia (Republic of) Credit Linked Nts., Series II, 15.00% due 04/27/12 (a) (COP)	186,420,823	114,682
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 03/15/07 (a) (COP)	826,805	922,384
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/27/12 (a) (COP)	315,900,000	194,336
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/27/12 (a) (COP)	352,348,809	676,797
Colombia (Republic of) Unsec. Credit Linked Nts., Series B, 15.00% due 04/27/12 (a) (COP)	405,000,000	249,148
Columbia (Republic of) Credit Linked Nts., 11.00% due 07/24/20 (a) (COP)	160,740	193,467
Dominican Republic Credit Linked Nts., Zero Coupon due 03/10/06 (a)	220,008	236,407
Dominican Republic Credit Linked Nts., Zero Coupon due 03/31/06 (a)	174,119	180,086
Dominican Republic Credit Linked Nts., Zero Coupon due 05/02/06 (a)	208,541	206,941

Dominican Republic Credit Linked Nts., Zero Coupon due 07/10/06 (a)	$278,746	$252,226
Dominican Republic Credit Linked Nts., Zero Coupon due 03/12/07 (a)	236,557	237,905
Dominican Republic Unsec. Credit Linked Nts., Zero Coupon due 03/03/06 (a)	404,266	437,982
Dominican Republic Unsec. Credit Linked Nts., Zero Coupon due 04/27/06 (a)	70,201	70,203
Dominican Republic Unsec. Credit Linked Nts., Zero Coupon due 05/15/06 (a)	182,758	178,677
Egypt (The Arab Republic of) Pounds Unsec. Credit Linked Nts., Zero Coupon due 02/09/06 (a)	1,968,000	331,225
Egypt (The Arab Republic of) Pounds Unsec. Credit Linked Nts., 8.00% due 10/28/05 (EGP)	1,350,000	232,908
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., Zero Coupon due 12/29/05 (a)	470,000	79,893
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., Zero Coupon due 01/12/06 (a)	1,540,000	260,910
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., Zero Coupon due 09/19/06 (a)	206,349	207,306
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94% due 01/04/10 (a) (UAH)	72,877	72,454
Credit Suisse First Boston Corp.,
U.S. Dollar/South African Rand Linked Nts., Series FBI43, 1.196% due 05/23/22 (c)	245,000	240,173
Credit Suisse First Boston Corp. (Cayman),
Turkey (Republic of) Credit Linked Nts., Series EMG 7, 15.00% due 02/10/10 (TRY)	1,013,000	803,814
Credit Suisse First Boston International,
Lukoil Credit Linked Nts., Series Fbi 105, 7.25% due 11/19/09 (RUB)	9,640,000	345,591
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10.00% due 12/31/10 (RUB)	8,645,000	348,228
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11.00% due 04/23/09 (RUB)	8,895,000	355,363
OAO Gazprom Credit Linked Nts., 8.11% due 01/21/07 (RUB)	9,335,000	336,388
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94% due 12/30/09 (UAH)	745,000	173,951
Credit Suisse First Boston, Inc. (Nassau Branch),
Turkey (Republic of) Credit Linked Nts., 20.00% due 10/18/07	120,000	139,814
Turkey (Republic of) Credit Linked Nts., Series EM 872, 22.88% due 10/20/05 (c)	190,450	153,860
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20.00% due 10/18/07 (TRY)	582,230	554,833
Turkey (Republic of) Credit Linked Nts., Series EMG 4, 18.70% due 07/06/06 (TRY)	650,323	431,337
Turkey (Republic of) Credit Linked Nts., Series NAS 316, Zero Coupon due 02/23/06	207,000	268,657
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94% due 12/30/09 (UAH)	224,000	52,302

Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94% due 12/30/09 (UAH)	$1,460,000	$340,897
Deutsche Bank AG,
Argentina (Republic of) Credit Linked Nts., Zero Coupon due 12/21/11 (ARS)	940,000	767,030
Brazil (Federal Republic of) Credit Linked Nts., Series E, Zero Coupon due 03/03/10	600,000	377,520
Campania Total Return Linked Nts., Zero Coupon due 07/30/10 (c) (EUR)	1,800,000	2,177,386
Egypt (The Arab Republic of) Total Return Linked Nts., Zero Coupon due 01/17/06 (a)	322,624	320,140
Egypt (The Arab Republic of) Treasury Bills Total Return Linked Nts., Zero Coupon due 03/09/06 (EGP)	790,000	132,010
European Investment Bank Russian Federation Credit Linked Nts., Zero Coupon due 01/19/10 (a)	240,000	190,584
Indonesia (Republic of) Credit Linked Nts., 9.50% due 06/22/15	280,000	212,044
Indonesia (Republic of) Credit Linked Nts., 14.25% due 06/22/13	294,400	295,901
Moscow (City of) Credit Linked Nts., 10.00% due 03/30/10 (RUB)	8,285,000	327,639
Philippines (Republic of) Credit Linked Nts., 12.00% due 01/20/09 (PHP)	8,080,000	151,942
Philippines (Republic of) Linked Nts., 12.375% due 11/01/09 (PHP)	15,700,000	294,468
Philippines (Republic of) Linked Nts., 12.375% due 02/24/15 (PHP)	2,770,000	50,822
Romania (The State of) Credit Linked Nts., 11.49% due 12/07/06 (RON)	262,880	99,430
Russian Federation Credit Linked Nts., 8.40% due 12/02/09 (RUB)	6,685,000	247,171
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05% due 08/25/10 (f)	125,000	125,237
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05% due 02/25/11 (f)	125,000	125,237
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05% due 08/25/11 (f)	125,000	125,237
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05% due 02/27/12 (f)	125,000	125,238
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05% due 08/28/12 (f)	125,000	125,238
Ukraine (Republic of) Credit Linked Nts., 5.592% due 05/16/07 (UAH)	770,000	153,298
Ukraine (Republic of) Credit Linked Nts., 10.208% due 07/01/09 (f) (UAH)	1,109,600	194,455
Ukraine (Republic of) Credit Linked Nts., 11.70% due 05/31/06 (UAH)	588,000	121,477
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	92,000	21,486
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	325,000	75,901

Ukraine (Republic of) Credit Linked Nts., Series A, Zero Coupon due 05/16/07 (UAH)	$770,000	$153,298
Videocon International Ltd. Credit Linked Nts, 4.95% due 12/29/09	590,000	591,003
JP Morgan Chase Bank,
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 01/02/15 (BRL)	1,250,600	153,467
Brazil (Federal Republic of) Credit Linked Nts., 12.08% due 01/02/15 (BRL)	3,730,000	457,725
Brazil (Federal Republic of) Credit Linked Nts., 12.68% due 06/01/13 (BRL)	2,010,000	347,588
Lehman Brothers International,
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90% due 02/08/10 (RON)	279,800	101,482
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20.00% due 10/17/07	611,171	575,905
Lehman Brothers Special Financing, Inc.,
Romania (The State of) Treasury Bills Total Return Linked Nts., 6.50% due 03/08/10 (RON)	754,500	257,063
Romania (The State of) Treasury Bills Total Return Linked Nts., 6.75% due 03/10/08 (RON)	880,000	302,156
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.25% due 04/18/10 (RON)	71,000	24,753
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.50% due 03/05/07 (RON)	118,000	41,265
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.75% due 04/18/08 (RON)	240,000	80,479
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90% due 02/11/08 (RON)	640,300	227,476
Morgan Stanley Capital Services, Inc.,
Philippines (Republic of) Credit Linked Nts., Zero Coupon due 09/20/15 (a)	3,350,000	3,350,000
UBS AG,
Israel (State of) Credit Linked Nts., 7.50% due 04/05/14 (ILS)	1,742,800	432,808
OAO Gazprom III Credit Linked Nts., 7.33% due 07/05/06 (c)	760,000	787,333

Total Structured Instruments (cost: $29,919,658)		31,577,885

	expiration	strike	contracts/face
	date	price	subject to call/put

Options Purchased - .00%
Mexican Peso Put (f)	10/05	11.449	360,000	—

Total Options Purchased (cost: $0)				0

	expiration	strike		contracts/face
	date	price		subject to call/put

Swaptions Purchased - .03%
Chase Mxn Swaption	12/05	9.42	MXN	32,600,000	$58,729
Deutsche Bank Swaption	10/05	0.794	BRL	1,640,000	8
Goldman Mxn Swaption	10/05	9.40	MXN	16,300,000	1,602
Goldman Mxn Swaption	11/05	9.02	MXN	19,600,000	1,279
Goldman Mxn Swaption	12/05	9.32	MXN	19,255,000	2,569
JP Morgan Mxn Swaption	12/05	9.23	MXN	19,500,000	22,607
UBS Aud Swaption (f)	02/06	5.665	AUD	4,470,000	8,016

Total Swaptions Purchased (cost: $142,833)					94,810

				face amount

Short-Term Investments - 5.31%
Triparty Repurchase Agreement dated September 30, 2005 with Investors Bank & Trust Co., effective yield of 2.04% due October 3, 2005, collateralized by U.S. Treasury Bonds, 3.625%, May 15, 2013, with a value of $12,683,473				$12,434,777	12,434,777
U.S. Treasury Bills, 3.295% due 10/06/05				4,850,000	4,837,127

Total Short-Term Investments (cost: $17,271,904)					17,271,904

Total Securities (cost: $333,228,173) - 103.35%					336,487,038
Other Assets and Liabilities, Net - (3.35)%					(10,909,822)
Net Assets - 100.00%					$325,577,216

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas U.S. Government and Mortgage Securities Fund

		market value
	face amount	(note 1)
Asset-Backed Securities - 2.17%
Commercial MBS - 1.08%
Countrywide Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 3.956% due 02/25/36 (c)	$1,930,000	$1,930,151
Residential Asset Mortgage Products, Inc.,
Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	820,000	815,081
Home Equity - .15%
Chase Funding Mtg. Loan Asset-Backed Certificates,
Series 2004-1, Cl. 1A2, 2.427% due 06/25/19	377,978	376,645
Student Loan ABS - .94%
Lehman XS Trust,
Series 2005-2, Cl. 2A1B, 5.18% due 08/25/35	1,457,459	1,462,535
Series 2005-4, Cl. 2A1B, 5.17% due 10/25/35	920,000	924,025
Total Asset-Backed Securities (cost: $5,513,903)		5,508,437

Mortgage-Backed Obligations - 101.94%
Government-Sponsored Enterprises - 101.58%
Fannie Mae,
4.50% due 05/01/19	8,621,749	8,448,753
4.50% due 10/01/20 (n)	3,667,000	3,590,220
5.00% due 06/01/18	16,821,589	16,788,902
5.00% due 10/01/35 (n)	44,965,000	44,009,494
5.00% due 11/01/34 (n)	7,583,000	7,414,748
5.50% due 09/01/17-12/01/33	86,243,836	86,481,547
5.50% due 10/01/35 (n)	5,742,000	5,738,411
6.00% due 12/01/16-11/01/32	35,220,207	35,889,301
6.00% due 09/01/17 (k)	2,638,705	2,714,705
6.00% due 10/01/35 (n)	2,959,000	3,008,007
6.00% due 11/01/19	5,683,000	5,837,509
6.50% due 11/01/31-10/01/34	20,779,611	21,431,385
6.50% due 11/01/34 (n)	8,250,000	8,484,613
7.50% due 12/01/17-01/01/30	1,209,161	1,282,153
8.00% due 12/01/24-02/01/28	1,698,400	1,819,447
8.50% due 08/01/14-03/01/27	538,174	584,729
9.00% due 06/01/21-04/01/25	318,722	350,312
9.50% due 10/01/20-11/01/20	3,817	4,234
Freddie Mac,
6.00% due 10/01/32	804,775	818,959
6.50% due 04/01/18	556,915	575,201
7.00% due 12/01/23-05/01/29	410,637	429,802
7.50% due 02/01/23-05/01/24	1,043,473	1,109,382
8.00% due 06/01/24-11/01/26	377,934	404,053
8.50% due 10/01/21-08/01/26	157,821	171,927
9.00% due 08/01/19-10/01/24	211,185	230,885
9.50% due 09/01/16-05/01/21	31,001	33,799
10.00% due 08/01/17-08/01/20	5,521	6,157
10.50% due 12/01/18-05/01/20	19,470	21,884
U.S. Government Agencies - .36%
Government National Mortgage Association,
7.50% due 10/15/22-03/15/24	739,781	790,354
8.00% due 04/15/23-06/15/25	119,032	127,551
8.50% due 07/15/16	2,619	2,841
Total Mortgage-Backed Obligations (cost: $260,342,296)		258,601,265

1

Collateralized Mortgage Obligations - 26.13%
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Cl. A4, 4.783% due 07/10/43	$1,400,000	$1,387,583
Series 2005-3, Cl. A2, 4.501% due 07/10/43	1,140,000	1,121,067
Banc of America Mtg. Securities,
Series 2005-E, Cl. 2A2, 4.989% due 06/25/35 (c)	306,702	305,955
Countrywide Alternative Loan Trust,
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	2,170,442	2,202,998
Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	2,551,201	2,603,528
Fannie Mae,
Series 2002-74, Cl. KF, 4.18% due 03/25/17 (c)	3,552,140	3,560,518
Series 2002-83, Cl. FC, 4.23% due 06/25/15 (c)	5,000,000	5,017,650
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	508,000	513,910
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	1,993,000	2,013,770
Series 2003-28, Cl. KG, 5.50% due 04/25/23	1,564,000	1,605,981
Series 2005-71, Cl. DB, 4.50% due 08/25/25	4,000,000	3,815,753
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-65, Cl. S, 4.07% due 11/25/31 (c) (g)	1,588,494	145,194
Series 2005-40, Cl. SA, 2.87% due 05/25/35 (c) (g)	7,883,860	461,783
Series 2005-40, Cl. SB, 2.92% due 05/25/35 (c) (g)	7,701,050	445,104
Series 2005-63, Cl. SA, 2.87% due 10/25/31 (c) (g)	440,263	23,120
Series 2005-71, Cl. SA, 2.92% due 08/25/25 (c) (g)	2,251,329	126,794
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	2,979,339	579,156
Series 294, Cl. 2, 7.00% due 02/01/28 (g)	3,054,945	599,225
Series 321, Cl. 2, 6.50% due 03/01/32 (g)	352,997	73,790
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	3,367,590	662,006
Series 331, Cl. 9, 6.50% due 02/01/33 (g)	4,171,934	827,894
Series 333, Cl. 2, 5.50% due 03/01/33 (g)	1,617,395	346,518
Series 338, Cl. 2, 5.50% due 06/01/33 (g)	1,910,596	409,552
Series 350, Cl. 2, 5.50% due 02/01/34 (g)	5,536,094	1,169,625
Fannie Mae, Principal-Only Stripped Mtg.-Backed Security,
Series 322, Cl. 1, Zero Coupon due 04/01/32	923,783	757,030
Freddie Mac,
Series 2016, Cl. G, 6.50% due 04/15/28	563,307	580,133
Series 2058, Cl. TE, 6.50% due 05/15/28	554,249	570,058
Series 2072, Cl. A, 6.50% due 07/15/28	2,023,454	2,070,561
Series 2078, Cl. PE, 6.50% due 08/15/28	1,045,888	1,076,068
Series 2173, Cl. Z, 6.50% due 07/15/29	1,115,913	1,151,604
Series 2326, Cl. ZP, 6.50% due 06/15/31	49,262	50,720
Series 2504, Cl. FP, 4.27% due 03/15/32 (c)	889,465	897,731
Series 2515, Cl. FP, 4.17% due 10/15/32 (c)	3,285,763	3,303,314
Series 2534, Cl. EF, 4.12% due 05/15/22 (c)	9,125,220	9,173,148
Series 2550, Cl. FI, 4.12% due 11/15/32 (c)	3,640,908	3,659,711
Series 2551, Cl. EA, 4.00% due 12/15/12	1,337,817	1,335,439
Series 2613, Cl. BM, 2.25% due 04/15/16	3,764,235	3,746,957
Series 2970, Cl. DY, 5.50% due 05/15/25	1,390,000	1,394,896
Freddie Mac, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2136, Cl. SG, 3.882% due 03/15/29 (c) (g)	4,751,872	372,111
Series 2399, Cl. SG, 4.182% due 12/15/26 (c) (g)	2,934,723	256,571
Series 2493, Cl. S, 4.33% due 09/15/29 (c) (g)	354,764	32,607
Series 3000, Cl. SE, 2.382% due 07/15/25 (c) (g)	3,515,083	167,722
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 183, Cl. IO, 7.00% due 04/01/27 (g)	1,988,059	388,457
Series 217, Cl. IO, 6.50% due 02/01/32 (g)	976,067	200,273
Series 218, Cl. IO, 6.00% due 02/01/32 (g)	881,305	166,932
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	660,000	660,900
Government National Mortgage Association,
Series 2001-33, Cl. PA, 5.50% due 04/20/31	115,664	115,694
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	280,000	276,505
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	950,000	947,682

2

Lehman Brothers/UBS Commercial Mortgage Trust,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	$790,000	$791,099
Wachovia Bank Commercial Mtg. Trust,
Series 2005-C20, Cl. A5, 5.087% due 07/15/42	790,000	792,311
Washington Mutual, Inc.,
Series 2005-AR8, Cl. 2AB1, 4.08% due 07/25/45 (c)	1,338,178	1,338,178
Total Collateralized Mortgage Obligations (cost: $66,824,404)		66,292,886

Short-Term Investments - 1.50%

Federal Home Loan Bank, Disc. Nts., 3.18% due 10/3/2005	3,800,000	3,799,329
Total Short-Term Investments (cost: $3,799,329)		3,799,329

Total Securities (cost: $336,479,932) - 131.74%		334,201,917
Other Assets and Liabilities, Net - (31.74)%		(80,513,655)
Net Assets - 100.00%		$253,688,262

The accompanying notes are an integral part of these statements of investments.

3

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas California Municipal Money Fund

	face amount	market value (note 1)

Commercial Paper - 10.36%
General Obligations - 10.36%
Regents of University of California,
2.65% due 01/19/06	$1,500,000	$1,502,069
State Infrastructure & Economic Development Bank,
2.75% due 02/08/06	600,000	602,396
Statewide Communities Development Authority,
2.75% due 10/05/05	1,200,000	1,200,271
Ventura County Public Finance Authority,
2.85% due 10/03/05	1,700,000	1,716,194
Total Commercial Paper (cost: $5,020,930)		5,020,930

Fixed Rate Bonds and Notes - 9.34%
Anaheim, COP, 1993 Refinancing Projects,
AMBAC Insured, 2.67% due 08/01/19	1,300,000	1,300,000
Freemont, Tax and Revenue Anticipation Nts.,
3.00% due 10/06/05	400,000	400,076
Fremont Unified High School District, Tax and Revenue Anticipation Nts.,
4.00% due 07/06/06	1,800,000	1,818,971
Los Altos School District, Tax and Revenue Anticipation Nts.,
4.00% due 07/06/06	1,000,000	1,010,540
Total Fixed Rate Bonds and Notes (cost: $4,529,587)		4,529,587
Variable Rate Demand Notes * - 79.93%
Alameda County, Industrial Development Authority Revenue,
Tool Family Partnership, AMT, 2.69% due 07/01/27	800,000	800,000
Bay Area Toll Authority, Toll Bridge Revenue,
Series A, AMBAC Insured, 2.67% due 04/01/36	1,100,000	1,100,000
Big Bear Lake, Industrial Revenue,
Southwest Gas Corp. Project, Series A, AMT, 2.75% due 12/01/28	1,400,000	1,400,000
Concord, Multi-Family Mortgage Revenue,
2.72% due 07/15/18	1,250,000	1,250,000
Grant, Joint Union High School District,
Bridge Funding Program, FSA Insured, 2.72% due 07/01/37	300,000	300,000
Irvine Ranch, Water District,
2.77% due 04/01/33	700,000	700,000
Irvine, Revenue,
Series A, 2.77% due 09/02/30	600,000	600,000
Irvine, Unified School District, Special Tax Refunding, Community Facilities District 01-1,
2.77% due 09/01/38	200,000	200,000
Los Angeles County, Community Development Commission,
Willowbrook Partnership, 2.63% due 11/01/15	1,500,000	1,500,000
Los Angeles, COP, Unified School District,
Belmont Learning Complex, Series A, 2.59% due 12/01/17	400,000	400,000
Los Angeles, Wastewater System Revenue,
Series A, FGIC Insured, 2.15% due 12/01/31	600,000	600,000
Modesto, Multi-Family Housing Revenue,
Shadowbrook Apartments, Series A, FNMA Insured, 2.70% due 05/15/31	1,000,000	1,000,000
Oakland, COP,
Capital Equipment Project, 2.71% due 12/01/15	500,000	500,000

1

Orange County, Airport Development,
Aliso Creek/Aliso-Holly Oaks Partners, 2.69% due 11/01/22	$1,600,000	$1,600,000
Pittsburg, Redevelopment Agency,
AMBAC Insured, 2.74% due 09/01/35	500,000	500,000
Pollution Control Financing Authority, Pacific Control Revenue,
Pacific Gas & Electric Corp., 2.80% due 11/01/26	2,420,000	2,420,000
Riverside County, Multi-Family Mortgage Revenue,
Mountain View Apts., Series A, 2.69% due 08/01/25	675,000	675,000
Sacramento, Sanitation District Financing Authority Revenue,
Series C, 2.67% due 12/01/30	1,500,000	1,500,000
San Francisco, City & County Redevelopment Agency,
2.39% due 12/01/17	1,900,000	1,900,000
San Jose, Financing Authority Lease Revenue,
Hayes Mansion, Series D, AMBAC Insured, 2.71% due 07/01/26	1,050,000	1,050,000
Southern California Public Power Authority, Transmission Project Revenue,
Series B, FSA Insured, 2.70% due 07/01/23	2,500,000	2,500,000
State Department of Water Resources, Power Supply Revenue,
Series B-3, 2.78% due 05/01/22	1,100,000	1,100,000
Series C-12, 2.67% due 05/01/22	600,000	600,000
State Economic Recovery,
2.78% due 07/01/23	1,200,000	1,200,000
State Health Facilities Financing Authority Revenue,
Adventist Health System, Series B, 2.80% due 09/01/25	400,000	400,000
State Health Facilities Financing Authority,
MBIA Insured, 2.54% due 10/01/21	300,000	300,000
Multiple Obligors, MBIA Insured, 2.75% due 07/01/16	800,000	800,000
State Infrastructure & Economic Development Bank Revenue,
J Paul Getty Trust, Series A, 2.25% due 04/01/33	1,100,000	1,100,000
State Pollution Control Financing Authority,
Pacific Gas & Electric Corp., AMT, 2.88% due 11/01/26	1,400,000	1,400,000
State, General Obligation, Kindergarten-University,
Series A-1, 2.80% due 05/01/34	200,000	200,000
Series B-1, 2.80% due 05/01/34	5,600,000	5,600,000
Statewide Communities Development Authority,
Robert Louis Stevenson, 2.72% due 02/01/31	1,250,000	1,250,000
Solid Waste Facilities Revenue, Chevron USA, Inc. Project, AMT, 2.75% due 12/15/24	1,600,000	1,600,000
Tulare, Health Care District, Health Facilities Revenue,
2.74% due 12/01/32	700,000	700,000
Total Variable Rate Demand Notes * (cost: $38,745,000)		38,745,000
Total Securities (cost: $48,295,517) - 99.63%		48,295,517
Other Assets and Liabilities, Net - .37%		176,998
Net Assets - 100.00%		$48,472,515

The accompanying notes are an integral part of these statements of investments.

2

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas Money Market Fund

	face amount	market value (note 1)

Commercial Paper - 34.26%
Commercial Services - 2.71%
Salvation Army Eastern Trust,
3.40% due 10/04/05	$2,500,000	$2,500,000
Diversified Financial Services - 18.70%
AIG Funding, Inc.,
3.50% due 11/07/05	1,000,000	996,402
3.60% due 01/04/06	1,000,000	990,500
American Express Credit Corp.,
3.72% due 10/14/05	4,000,000	3,994,626
General Electric Capital Corp.,
3.55% due 10/24/05	1,500,000	1,496,598
3.71% due 11/17/05	2,000,000	1,990,313
HBOS Treasury Services,
3.65% due 10/19/05	500,000	499,087
Prudential Funding LLC,
3.60% due 10/11/05	3,800,000	3,796,200
UBS Finance Delaware LLC,
3.57% due 10/03/05	3,500,000	3,499,306
Insurance - 4.19%
ING America Insurance Holdings,
3.77% due 12/08/05	3,900,000	3,872,228
Municipal - 4.33%
Duke University,
3.74% due 10/12/05	4,000,000	3,995,429
Oil & Gas - 4.33%
Chevron Funding Corp.,
3.70% due 10/03/05	4,000,000	3,999,178
Total Commercial Paper (cost: $31,629,867)		31,629,867

Certificates of Deposit - 16.76%
BNP Paribas, NY Branch, Yankee, 3.77% due 11/23/05	3,000,000	3,000,000
Credit Suisse First Boston, NY Branch, Yankee,
2.45% due 10/07/05	2,775,000	2,774,400
3.74% due 11/01/05	700,000	700,048
Dexia Credit Local S.A., Yankee, 3.91% due 12/27/05	3,000,000	2,999,874
Fortis Bank, NY Branch, 3.33% due 10/26/05	500,000	499,833

Lloyds Bank Plc, NY Branch, Yankee, 3.30% due 10/16/05	1,000,000	999,999
Toronto-Dominion Bank, 3.52% due 12/29/05	1,500,000	1,499,996
Wells Fargo Bank NA, 3.76% due 10/31/05	3,000,000	3,000,025
Total Certificates of Deposit (cost: $15,474,175)		15,474,175

Fixed Rate Bonds and Notes - 17.81%
Alaska, Housing Finance Corp.,
3.58% due 10/04/05	1,510,000	1,509,549
3.75% due 12/06/05	1,300,000	1,291,063
Camden County, New Jersey, Impact Authority Revenue,
4.22% due 08/03/06	1,700,000	1,700,000
Denver, Colorado, COP, City & County School District No. 1, School Facilities Lease Revenue,
6.70% due 12/15/05	2,000,000	2,011,267
Maine, General Obligation,
5.00% due 06/22/06	530,000	533,687

1

Michigan, Multi-Family Revenue,
3.65% due 10/04/05	$3,000,000	$3,000,000
Regents of the University of Michigan, University Revenue,
3.80% due 12/08/05	800,000	800,000
Texas, Public Finance Authority Revenue,
3.684% due 10/11/05	3,000,000	2,999,972
Transportation Agency of Northern California,
3.75% due 12/01/05	2,600,000	2,600,000
Total Fixed Rate Bonds and Notes (cost: $16,445,538)		16,445,538

Government-Sponsored Enterprises (Non-Mortgage-Backed) - 5.74%
Federal Home Loan Discount Note,
3.20% due 10/03/05	5,300,000	5,299,058
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $5,299,058)		5,299,058
Variable Rate Demand Notes * - 22.16%
Cleveland, Ohio, Airport System Revenue,
Series E, 3.86% due 01/01/20	2,000,000	2,000,000
New Jersey, Economic Development Authority Revenue,
MSNBC/CNBC, Series B, 3.514% due 10/01/21	2,500,000	2,500,000
New York, State Dormitory Authority Revenue,
Series A, MBIA Insured, 3.85% due 12/15/14	2,425,000	2,425,000
New York, State Housing Finance Agency Revenue,
Kew Gardens, Series B, 3.82% due 05/15/36	2,000,000	2,000,000
Oakland-Alameda County, California,
3.68% due 10/07/05	2,500,000	2,500,000
Rochester, New York, Institute of Technology,
Series A, 3.94% due 11/01/21	900,000	900,000
Sacramento County, California, Taxable Pension,
Series C, 3.85% due 08/03/22	1,400,000	1,400,000
Texas, Grand Prairie Sports Facilities Development Corp., Inc., Sales Tax Revenue,
Series A, 4.30% due 09/15/10	1,500,000	1,500,000
Washington, Housing Finance Commission, Multi-Family Revenue,
Cambridge Apartments, Series B, 3.89% due 03/15/39	2,530,000	2,530,000
Mallard Lakes, Series B, 3.93% due 05/15/35	400,000	400,000
Renton Center, Series B, 3.88% due 12/01/40	2,310,000	2,310,000
Total Variable Rate Demand Notes * (cost: $20,465,000)		20,465,000
Total Securities (cost: $89,313,638) - 96.73%		89,313,638
Other Assets and Liabilities, Net - 3.27%		3,019,860
Net Assets - 100.00%		$92,333,498

The accompanying notes are an integral part of these statements of investments.

2

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas U.S. Treasury Money Fund

	face amount	market value (note 1)
U.S. Government Obligations - 105.99%
U.S. Treasury Bills,
2.50% due 10/06/05	$11,520,000	$11,516,000
Total U.S. Government Obligations (cost: $11,516,000)		11,516,000
Total Securities (cost: $11,516,000) - 105.99%		11,516,000
Other Assets and Liabilities, Net - (5.99)%		(650,759)
Net Assets - 100.00%		$10,865,241

The accompanying notes are an integral part of these statements of investments.

1

*                                         Variable rate demand notes are tax-exempt obligations which contain a floating or variable rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates.  The interest may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).

**                                  Security is under a no-trade restriction ending August 16, 2006.

(a)                                  Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2005, the value of these securities amounted to $231,768 or 0.08% of net assets in the Global Growth Fund, $1,208,528 or 2.25% of net assets in the American Enterprise Bond Fund and $45,980,102 or 14.12% of net assets in the Strategic Income Fund.

(b)                                 Non-income producing security.

(c)                                  Represents the current interest rate for a variable rate security.

(d)                                 Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(e)                                  Represents the current interest rate for an increasing rate security.

(f)                                    Identifies issues considered to be illiquid.  See Note 6 of Notes to Statements of Investments in Securities and Net Assets.

(g)                                 Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-through).

(h)                                 Interest or dividend is paid in kind.

(i)                                     Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future.  For units which represent debt securities, face amount disclosed represents total underlying principal.

(j)                                     Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombia Pesos

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

HUF - Hungary Forint

ILS - Israeli Shekel

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romania New Lei

RUB - Russian Ruble

TRY - Turkish Lira

UAH - Ukraine Hryvna

USD - United States Dollar

ZAR - South African Rand

(k)                                  Securities in Strategic Income Fund and U.S. Government and Mortgage Securities Fund with an aggregate market value of $2,714,705 and $1,054,122, respectively, are held in collateralized accounts to cover initial margin requirements for open futures purchases and sales contracts.

(l)                                     Securities in Strategic Income Fund with an aggregate market value of $618,357 are held in collateralized accounts to cover outstanding forward currency exchange contracts. See Note 3 of Notes to Statements of Investments in Securities and Net Assets.

(m)                               Fair-valued security.  See Note 1 of Notes to Statements of Investments in Securities and Net Assets.

(n)                                 When-issued security to be delivered and settled after September 30, 2005.

(o)                                 All or part of this security position is on loan at September 30, 2005.  The total value of securities on loan at September 30, 2005 is $224,992 for Balanced Fund, $1,442,777 for Global Growth Fund, and $4,815,432 for Value Fund.

(p)                                 This security was purchased with cash collateral held from securities lending.

(q)                                 Securities with an aggregate market value of $2,238,062 have been designated to cover the following outstanding written call options and swaptions in the Strategic Income Fund:

	Number of Options Subject to Call/Put	Expiration Date	Exercise Price/Strike Price	Premium Received	Market Value (See Note 1)	Unrealized Appreciation (Depreciation)
Written Options:
Mexican Peso Call	360	10/12/05	11.449 MXN	$—	$4,433	$(4,433)

	Notional Amount
Written Swaptions:
UBS AG US Dollar Call Swaption (f)(1)	$3,350,000	2/09/06	4.74 USD	13,735	18,226	(4,491)
				$13,735	$22,659	$(8,924)

(1) An option on an interest swap. If exercised, the fund will pay the strike rate in order to receive the 3 Month USD-LIBOR-BBA.

(r)                                    Issuer is in default.

(s)                                  The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

	Market Value	Percent
Country:
United States	$118,837,823	41.08%
Great Britain	37,468,529	12.95
Japan	29,035,840	10.04
France	19,454,811	6.73
Sweden	14,787,422	5.11
Germany	7,992,357	2.76
Canada	7,546,958	2.61
Korea, Republic of (South)	7,363,445	2.54
Brazil	6,475,158	2.24
Switzerland	6,252,148	2.16
Bermuda	6,238,682	2.16
Netherlands	5,928,690	2.05
Mexico	5,142,052	1.78
Hong Kong	4,018,865	1.39
Taiwan	1,644,123	0.57
India	1,623,777	0.56
Australia	1,582,706	0.55
Norway	1,533,387	0.53
Singapore	1,478,905	0.51
Italy	1,417,392	0.49
Finland	1,331,371	0.46
Portugal	1,307,694	0.45
Spain	802,096	0.28
	$289,264,231	100.00%

ADR = American Depositary Receipt

AMBAC = AMBAC Indemnity Corporation

AMT = Alternative Minimum Tax

COP = Certificate of Participation

FGIC = Financial Guarantee Insurance Corporation

FSA = Financial Security Assurance Inc.

GDR = Global Depositary Receipt

MBIA = Municipal Bond Investors Assurance

ATLAS FUNDS

Notes to Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

1.  Investment Valuation/Other Investment Policies

Atlas Funds, a Delaware business trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940 (“1940 Act”), as amended, offering sixteen portfolios. The Trust currently consists of the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Fund of Funds, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas American Enterprise Bond Fund, the Atlas California Municipal Bond Fund, the Atlas National Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, the Atlas Money Market Fund, and the Atlas U.S. Treasury Money Fund (individually, a “Fund”, or collectively, the “Funds”).  All Funds are diversified with the exception of the Atlas Fund of Funds, the Atlas California Municipal Bond Fund and the Atlas California Municipal Money Fund which are non-diversified.

The Atlas S&P 500 Index Fund is a “feeder” fund in a “master-feeder” structure.  As such, the Fund invests all of its assets in a separate mutual fund known as the “Master Portfolio”. The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund’s investment value in the Master Portfolio, which reflects the Fund’s ownership in the net assets of the Master Portfolio, is 4.93% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The Master Portfolio Schedule of Investments is included elsewhere in this report and should be read in conjunction with the Statement of Investments in Securities and Net Assets of the Atlas S&P 500 Index Fund.

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their Statements of Investments in Securities and Net Assets.  The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.                                       Investment Valuation: Fixed-income securities are valued by pricing services approved by the Trustees.  Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities.  For the securities for which market quotations are not readily available, approved pricing services provide values based on a computerized matrix system or appraisal, in each case based on the information concerning market transactions and quotations from recognized securities dealers.  The methods used by the pricing services are reviewed by the Trust officers under the general supervision of the Trustees.

Short-term securities have a remaining maturity of 13 months or less.  Securities of Money Fund portfolios, which consist of short-term securities, have a weighted average maturity of 90 days or less.  All of the short-term securities are valued at amortized cost, which approximates market value.  If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the closing bid price.

Equity securities listed or traded on an exchange are stated at the recorded closing sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day.  Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the NASDAQ Automated Quotation System is valued at the NASDAQ official closing price on the valuation date.

Investment securities (including restricted securities) for which market quotations are not readily available are priced at their fair value by Atlas Advisers, Inc., the investment adviser (the “Adviser”) to the Funds. Foreign securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined by the Adviser in good faith using consistently applied procedures under the supervision of the Board of Trustees.

Atlas Fund of Funds’ investments are valued at the net asset value of each underlying Atlas fund determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

b.                                      Security Transactions:  Security transactions are recorded on the date securities are purchased or sold (trade date).

c.                                     Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities.  The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of September 30, 2005, the Atlas Strategic Income Fund held securities in default with an aggregate market value of $970,390, representing 0.30% of the Fund’s net assets.

d.                                    Municipal Bonds or Notes with “Puts”: The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a “put”.  In determining the weighted average maturity of the Money Funds’ portfolios, municipal bonds and notes with put options will be deemed to mature on the last day on which the put may be exercisable.

e.                                     Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand.  For purposes of calculating the portfolio’s weighted average maturity, the notes are generally assumed to mature on the next interest reset date.

f.                                     To-Be-Announced Securities: The Funds may trade portfolio securities on a “to-be-announced” (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which generally occurs 15 to 45 days subsequent to purchase.  TBA’s are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.  Pursuant to regulation, a Fund will set aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of September 30, 2005 amounted to $12,723,888, $18,860,495 and $78,890,337 for the Atlas American Enterprise Bond Fund, Atlas Strategic Income Fund and the Atlas U.S. Government and Mortgage Securities Fund, respectively.

g.                                      Options: Premiums received from written call or put options, including swaptions, are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option is not exercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly.

h.                                      Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (“forward contracts”) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates.  A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

The valuation of forward contracts is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

Securities are held in segregated accounts to cover net exposure on outstanding forward contracts.

Credit and market risks are associated with forward contracts and represent the potential default of the counterparty to the contract as well as unanticipated movements in the value of a foreign currency relative to the U.S. dollar, respectively.

i.                                          Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

j.                                          Structured Notes: The Atlas Strategic Income Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in “index-linked” notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note’s market value relative to the change in the underlying foreign currency exchange rate or underlying index. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2005, the market value of these securities comprised 8.70% of the Fund’s net assets. The Fund also hedges a portion of the foreign currency exposure generated by these securities. (See Note 3).

k.                                       Securities Lending:  The Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund may lend their securities to approved borrowers to earn additional income.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As of September 30, 2005, the Atlas Balanced Fund, the Atlas Global Growth Fund and the Atlas Value Fund had securities on loan with aggregate market values of $224,992, $1,442,777, and $4,815,432, respectively. Although the risks associated with securities lending are mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

2.  Unrealized Appreciation/Depreciation - Tax Basis

As of September 30, 2005, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000’s):

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund
Unrealized appreciation	$2,528	$9,572	$9,067	$73,658
Unrealized depreciation	$(1,121)	$(486)	$(287)	$(3,331)
Net unrealized appreciation (depreciation)	$1,407	$9,086	$8,780	$70,327
Cost of securities for federal income tax purposes	$46,672	$49,482	$82,067	$218,938

	Growth Opportunities Fund	Strategic Growth Fund	Value Fund	American Enterprise Bond Fund
Unrealized appreciation	$65,036	$12,005	$9,112	$43
Unrealized depreciation	$(7,612)	$(1,709)	$(1,942)	$(669)
Net unrealized appreciation (depreciation)	$57,424	$10,296	$7,170	$(626)
Cost of securities for federal income tax purposes	$367,960	$70,770	$90,659	$69,315

1

	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund
Unrealized appreciation	$19,558	$5,891	$9,751	$706
Unrealized depreciation	$(701)	$(212)	$(7,047)	$(3,047)
Net unrealized appreciation (depreciation)	$18,857	$5,679	$2,704	$(2,341)
Cost of securities for federal income tax purposes	$454,442	$151,506	$333,783	$336,542

	California Municipal Money Fund	Money Market Fund	U.S Treasury Money Fund
Unrealized appreciation	$—	$—	$—
Unrealized depreciation	$—	$—	$—
Net unrealized appreciation (depreciation)	$—	$—	$—
Cost of securities for federal income tax purposes	$48,296	$89,314	$11,516

3.  Forward Contracts

As of September 30, 2005, the Atlas Strategic Income Fund had open foreign currency contracts as follows:

	Settlement Date	Contract Amount (000’s)		Market Value as of 9/30/05	Unrealized Gain (Loss)
Contracts to Purchase:
Argentinean Peso	02/02/06-10/06/05	3,600	ARS	$1,234,064	$3,034
Australian Dollar	12/05/05	1,700	AUD	1,294,737	5,090
Brazilian Real	10/13/05-1/05/10	27,661	BRL	11,200,027	2,142,833
British Pound Sterling	10/17/05-03/09/06	5,260	GBP	9,294,845	(30,892)
Canadian Dollar	10/03/05-10/21/05	2,050	CAD	1,766,806	15,317
Chilean Peso	10/06/05-12/22/05	340	CLP	642,053	9,043
Euro Dollar	10/11/05-11/23/05	30,695	EUR	37,024,530	(840,003)
Indian Rupee	11/09/05-12/20/05	14,570	INR	332,629	7,188
Indonesian Rupiah	10/03/05-01/04/06	15,115,000	IDR	1,447,752	22,480
Japanese Yen	10/03/05-03/09/06	5,156,000	JPY	45,714,227	(1,865,198)
Mexican Peso	10/25/05	8,740	MXN	810,911	(1,508)
Norwegian Krona	10/24/05	8,060	NOK	1,232,588	(29,708)
Polish Zloty	10/11/05-11/15/05	4,125	PLN	1,265,298	(11,672)
Russian Ruble	10/27/05	9,415	RUB	330,998	8,457
Slovakia Koruny	11/14/05-12/21/05	45,700	SKK	1,421,003	(30,358)
Swiss Franc	10/21/05-11/21/05	12,555	CHF	9,750,022	(58,659)
Turkish Lira	11/07/05-02/01/08	3,267	TRL	2,086,222	238,752
				$126,848,712	(415,804)
Contracts to Sell:
Argentinean Peso	10/06/05	2,452	ARS	$842,217	10,723
Australian Dollar	12/05/05	4,140	AUD	3,153,065	(81,185)
Brazilian Real	10/13/05-03/07/06	6,493	BRL	2,855,858	(134,886)
British Pound Sterling	10/17/05-03/09/06	6,050	GBP	10,691,468	502,042
Canadian Dollar	10/03/05-02/17/06	440	CAD	379,331	(2,830)
Euro Dollar	10/11/05-03/09/06	40,835	EUR	49,260,942	856,905
Indonesian Rupiah	11/29/05-01/04/06	12,065,000	IDR	1,151,060	(18,000)
Japanese Yen	10/03/05-03/09/06	5,295,000	JPY	46,950,960	1,119,577
Polish Zloty	10/11/05-11/15/05	4,125	PLN	1,265,298	(62,830)
South African Rand	10/11/05-11/15/05	6,530	ZAR	1,026,180	(83,282)
Swiss Franc	11/21/05	5,585	CHF	4,343,835	127,492
Turkish Lira	11/01/05-02/08/06	2,302	TRL	1,662,047	(51,798)
				$123,582,261	2,181,928
Net unrealized gain					$1,766,124

2

4.  Futures Contracts

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to enhance income, or as a temporary substitute for purchases or sales of actual securities.  These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or securities equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the accompanying Statements of Investments in Securities and Net Assets.

The risks associated with futures contracts and related options include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

As of September 30, 2005, the Atlas American Enterprise Bond Fund had open futures contracts as follows:

	Expiration Date	Number of Contracts	Market Value as of 9/30/2005	Unrealized Gain (Loss)

Contracts to Purchase:
U.S. Long Bonds	12/05	32	$3,661,000	$(89,211)
			$3,661,000	(89,211)

Contracts to Sell:
U.S. Treasury Notes, 2 Yr.	12/05	58	$11,941,656	66,040
U.S. Treasury Notes, 5 Yr.	12/05	5	534,297	2,922
U.S. Treasury Notes, 10 Yr.	12/05	10	1,099,219	14,391
			$13,575,172	83,353
Net unrealized gain				$(5,858)

3

As of September 30, 2005, the Atlas Strategic Income Fund had open futures contracts as follows:

	Expiration Date	Number of Contracts	Market Value as of 9/30/2005	Unrealized Gain (Loss)

Contracts to Purchase:
Austrialian SPI 200	12/05	6	$531,157	$12,972
Euro Amsterdam Index	12/05	6	583,049	9,848
Euro CAC40	12/05	3	166,188	3,207
S&P/MIB Index	12/05	3	628,596	7,963
Japan Government Mini Bonds, 10 Yr.	12/05	5	606,529	(367)
FTSE 100 Index	12/05	1	96,966	(265)
U.S. Long Bonds	12/05	17	1,944,906	(22,813)
U.S. Treasury Notes, 10 Yr.	12/05	26	2,857,969	(12,681)
			$7,415,360	(2,136)

Contracts to Sell:
Dax Index	12/05	1	$152,502	(5,001)
Euro-Bundesobligation	12/05	6	885,157	2,234
Nikkei 225 Index	12/05	6	716,891	(32,791)
Nasdaq 100 Index	12/05	34	1,097,520	(8,500)
S&P 500 Index	12/05	16	4,937,200	15,800
United Kingdom Long Gilt	12/05	1	199,307	352
U.S. Treasury Notes, 2 Yr.	12/05	112	23,059,750	37,316
U.S. Treasury Notes, 5 Yr.	12/05	60	6,411,563	37,462
			$37,459,890	46,872
Net unrealized gain				$44,736

As of September 30, 2005, the Atlas U.S. Government and Mortgage Securities Fund had open futures contracts as follows:

	Expiration Date	Number of Contracts	Market Value as of 9/30/2005	Unrealized Gain (Loss)
Contracts to Purchase:
U.S. Long Bonds	12/05	67	$7,665,219	$(181,327)
			$7,665,219	(181,327)

Contracts to Sell:
U.S. Treasury Notes, 2 Yr.	12/05	228	$46,943,063	208,185
U.S. Treasury Notes, 5 Yr.	12/05	34	7,693,875	45,647
U.S. Treasury Notes, 10 Yr.	12/05	107	11,761,641	181,242
			$66,398,579	435,074
Net unrealized gain				$253,747

4

5.  Options Transactions

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies.  These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

The Bond and Stock Funds may sell put and covered call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase.  The Bond and Stock Funds may also make offsetting transactions to close open positions.

The Bond and Stock Funds may write a put option as an alternative to purchasing a security.  A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price.  Writing a call option obligates the Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.

The Bond Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are valued daily based on quotations from brokers.

Premiums received are recorded as a liability that is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction.  When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid.  If an option expires or is cancelled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

Securities designated to cover outstanding call options are noted in the Statements of Investments in Securities and Net Assets where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments in Securities and Net Assets.

The risk in writing a call option is that the Fund foregoes the opportunity to realize profit if the value of the underlying security increases and the option is exercised.  The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised.  Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not.  Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts.

Written option and swaption transactions in the Atlas Strategic Income Fund for the nine months ended September 30, 2005 were as follows:

	Call Options			Put Options
	Number of Options/ Swaptions		Amount of Premiums	Number of Options/ Swaptions	Amount of Premiums
Options outstanding at December 31, 2004	780		$1,681	5,975,400	$39,391
Options written	10,710,760		39,644	4,165,000	38,533
Options closed or expired	(7,361,180)		(27,590)	(10,140,400)	(77,924)
Options exercised	0		0	0	0
Options outstanding at September 30, 2005	3,350,360	(1)	$13,735	0	$0

(1)          Includes 3,350,000 USD notional amount of swaption contracts.

5

6.  Illiquid and Restricted Securities

The Funds may invest in securities that are illiquid or restricted.  Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days.  A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof would exceed 10% of its net assets.  Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. At September 30, 2005, the value of illiquid securities and the resulting percentage of net assets amounted to $231,768 or 0.08% in the Atlas Global Growth Fund and $6,915,822 or 2.12% in the Atlas Strategic Income Fund.  Certain Funds own restricted securities that have been determined to be liquid.  These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

7.  Swap Agreements

The Bond Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e. to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are valued daily based upon quotations from brokers. The change in value, if any, is recorded as unrealized gain or loss.  Payments received or made at the end of the measurement period are recorded as an increase or decrease to income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for an agreement, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be an unfavorable change in interest rates.

As of September 30, 2005, the Atlas Strategic Income Fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps

3,490,000 USD	6/20/07	Agreement with Citigroup Global Markets Holdings, Inc. dated 6/16/05 to pay 0.70% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Russian Federation, 5.00% due 3/31/30.	$(36,024)

6

1,990,000 USD	6/20/10	Agreement with Citigroup Global Markets Holdings, Inc. dated 6/16/05 to pay 1.09% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Russian Federation, 5.00% due 3/31/30.	61,524

305,000 USD	4/20/07	Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 month USD-LIBOR-BBA+3.75% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	318,375

305,000 USD	10/20/07	Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 month USD-LIBOR-BBA+4.00% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	323,900

75,000 USD	6/6/06	Agreement with JP Morgan dated 3/8/02 to pay 2.00% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Kingdom of Jordan, 6.00% due 12/23/23.	(246)

320,000 USD	10/9/13	Agreement with JP Morgan dated 10/8/03 to pay 2.40% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Russian Federation, 2.50% due 3/31/30.	(34,986)

415,000 USD	11/11/06	Agreement with Lehman Brothers dated 11/10/04 to receive 1.87% per year times the notional amount. The Fund pays the notional amount upon a default of Republic of Turkey, 11.875% due 1/15/30.	6,108

1,200,000 USD	8/20/09	Agreement with Lehman Brothers dated 8/6/04 to pay 6.15% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Federal Republic of Brazil, 12.25% due 3/6/30.	(171,507)

190,000 USD	11/11/09	Agreement with Lehman Brothers dated 11/10/04 to pay 3.15% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Turkey, 11.875% due 1/15/30.	(9,674)

570,000 USD	2/20/15	Agreement with Morgan Stanley dated 1/25/05 to pay 3.22% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Turkey, 11.875% due 1/15/30.	(17,002)

350,000 USD	8/20/15	Agreement with Morgan Stanley dated 7/29/05 to pay 3.70% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Colombia, 10.375% due 1/28/33.	(22,179)

505,000 USD	10/20/09	Agreement with UBS AG dated 10/15/04 to pay 4.50% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Federal Republic of Brazil, 12.25% due 3/6/30.	(44,014)

1,380,000 USD	4/20/10	Agreement with UBS AG dated 3/22/05 to receive 3.80% per year times the notional amount. The Fund pays the notional amount upon a default of Federal Republic of Brazil, 12.25% due 3/6/30.	81,348

Interest Rate Swaps

479,000,000 USD	2/17/10	Agreement with Citigroup Global Markets, Inc. dated 2/16/05 to receive the notional amount multiplied by 4.34% and to pay the notional amount multiplied by the 3 month Floating Rate KRW-CD-KSDA.	(3,605)

460,000 PLN	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/22/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	(1,129)

736,000 USD	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/23/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	8,723

7

165,000,000 KRW	8/26/10	Agreement with Citigroup Global Markets, Inc. dated 8/29/05 to receive the notional amount multiplied by 4.575% and to pay the notional amount multiplied by the KRW 91 day CD Rate.	(159)

36,475,000 USD	1/15/09	Agreement with Deutsche Bank AG dated 1/13/04 to receive the notional amount multiplied by the INR-MIBOR-OIS-COMPOUND and to pay the notional amount multiplied by 4.88%.	42,023

19,150,000 USD	8/19/09	Agreement with Deutsche Bank AG dated 8/17/04 to receive the notional amount multiplied by the TWD-TELERATE 6165 and to pay the notional amount multiplied by 2.585%.	(12,019)

4,000,000 USD	5/12/14	Agreement with Deutsche Bank AG dated 5/10/04 to receive the notional amount multiplied by 5.32% and to pay the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA.	174,913

1,370,000 EUR	3/8/15	Agreement with Deutsche Bank AG dated 3/8/05 to receive the notional amount multiplied by 3.83% and to pay the notional amount multiplied by the 6 month EUR-EURIBOR-TELERATE.	105,787

1,880,000 USD	3/8/15	Agreement with Deutsche Bank dated 3/8/05 to receive the notional amount multiplied by the 3 month USD-LIBOR-BBA and to pay the notional amount multiplied by 4.816%.	(13,988)

600,000 USD	5/13/15	Agreement with Deutsche Bank AG dated 5/11/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	(69,270)

330,000 USD	6/23/15	Agreement with Deutsche Bank AG dated 6/21/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	(24,974)

1,230,000 PLN	7/01/10	Agreement with First Boston dated 7/01/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month WIBOR.	3,115

3,270,000 MXN	7/9/15	Agreement with First Boston dated 7/21/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the MXN-TIIE-FLT.	(16,156)

572,970 USD	1/2/07	Agreement with Goldman Sachs dated 2/3/05 to receive the notional amount multiplied by 17.72% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	773

1,114,000 BRL	1/2/07	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	1,683

446,580 BRL	1/2/08	Agreement with Goldman Sachs dated 2/1/05 to receive the notional amount multiplied by 17.17% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	1,580

545,820 BRL	1/2/08	Agreement with Goldman Sachs dated 2/1/05 to receive the notional amount multiplied by 17.17% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	1,940

5,656,195 BRL	1/2/08	Agreement with Goldman Sachs dated 6/17/05 to receive the notional amount multiplied by 17.18% and to pay the notional amount multiplied by the BRL floating BRR-CDI-COMPOUNDED.	19,036

925,006 BRL	1/2/08	Agreement with Goldman Sachs dated 4/12/05 to receive the notional amount multiplied by 18.16% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	2,484

7,770,000 USD	12/31/09	Agreement with Goldman Sachs dated 1/6/05 to receive the notional amount multiplied by 9.84% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	358

8

3,890,000 USD	1/5/10	Agreement with Goldman Sachs dated 1/10/05 to receive the notional amount multiplied by 9.74% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	164

3,464,870 MXN	1/14/15	Agreement with Goldman Sachs dated 1/12/05 to receive the notional amount multiplied by 5.1% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	556

3,487,500 MXN	1/20/15	Agreement with Goldman Sachs dated 1/18/05 to receive the notional amount multiplied by 5.08% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	1,967

3,120,000 USD	1/30/15	Agreement with Goldman Sachs dated 2/11/05 to receive the notional amount multiplied by 10.22% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	253

1,500,000 USD	3/5/15	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	78

3,350,000 MXN	5/8/15	Agreement with Goldman Sachs dated 5/19/05 to receive the notional amount multiplied by the 28 day floating MXN-TIIE-FX and to pay the notional amount multiplied by 10.70%.	(135)

2,825,000 MXN	5/29/15	Agreement with Goldman Sachs dated 6/9/05 to receive the notional amount multiplied by the MXN floating MXN-TIIE-FX and to pay the notional amount multiplied by 10.43%.	25

2,825,000 MXN	6/1/15	Agreement with Goldman Sachs dated 6/10/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the 28 day floating MXN-TIIE-BANXICO.	(72)

2,840,000 MXN	6/4/15	Agreement with Goldman Sachs dated 6/16/05 to receive the notional amount multiplied by 9.98% and to pay the notional amount multiplied by the MXN floating MXN-TIIE-FX.	(52)

1,630,000 MXN	6/24/15	Agreement with Goldman Sachs dated 7/6/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	5

1,950,000 MXN	8/31/20	Agreement with Goldman Sachs dated 9/19/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(5)

5,900,000 MXN	8/26/25	Agreement with Goldman Sachs dated 9/20/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	32

3,600,000 MXN	8/28/25	Agreement with Goldman Sachs dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(6)

99,000,000 HUF	7/14/08	Agreement with JP Morgan dated 7/10/03 to receive the notional amount multiplied by 7.00% and to pay the notional amount multiplied by the 6 month Floating Rate HUF-BUBOR-REUTERS.	9,271

725,000 USD	4/30/14	Agreement with JP Morgan dated 4/28/04 to receive the notional amount multiplied by 4.94% and to pay the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA.	12,944

11,000,000 USD	5/6/14	Agreement with JP Morgan dated 5/4/04 to receive the notional amount multiplied by 4.985% and to pay the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA.	225,009

4,890,000 MXN	11/16/14	Agreement with JP Morgan dated 11/15/04 to receive the notional amount multiplied by 10.88% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	48,651

9

3,200,000 MXN	8/17/15	Agreement with JP Morgan dated 8/29/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	10,995

1,560,000 GBP	2/17/08	Agreement with Lehman Brothers dated 8/18/05 to receive the notional amount multiplied by 4.52% and to pay the notional amount multiplied by the 6 month GBP-LIBOR-BBA.	2,942

1,640,000 PLN	7/5/10	Agreement with Lehman Brothers dated 7/5/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month WIBOR.	(2,236)

3,230,000 MXN	7/9/15	Agreement with Lehman Brothers dated 7/21/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the MXN-TIIE-FLT.	15,110

370,000 GBP	2/17/16	Agreement with Lehman Brothers dated 8/18/05 to receive the notional amount multiplied by the 6 month GBP-LIBOR-BBA and to pay the notional amount multiplied by 4.5975%.	(877)

3,200,000 USD	11/10/05	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 2.32%.	5,106

5,800,000 USD	11/10/05	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 2.32%.	9,488

1,225,000 BRL	1/2/07	Agreement with Morgan Stanley dated 7/7/05 to receive the notional amount multiplied by 17.59% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	1,067

597,007 BRL	1/2/08	Agreement with Morgan Stanley dated 2/24/05 to receive the notional amount multiplied by 16.88% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	(422)

1,820,000 ZAR	5/18/10	Agreement with Morgan Stanley dated 5/18/05 to receive the notional amount multiplied by the ZAR-LIBOR 8.14% and to pay the notional amount multiplied by 6.936%.	(339)

Total Return Swaps

1,260,000 USD	12/1/05	Agreement with UBS AG dated 5/25/05 to receive the notional amount multiplied by the return on the Lehman Brothers Investment Grade CMBS Index and to pay the notional amount multiplied by the 1 month Floating Rate USD-LIBOR-BBA.	(14,102)

Net unrealized gain			$1,002,155

10

S&P 500 INDEX MASTER PORTFOLIO

The S&P 500 Stock Fund (the “Fund), a series of Atlas Funds, invests substantially all of its assets in a series of Master Investment Portfolio, the S&P 500 Index Master Portfolio (the “Master Portfolio”), and owns a pro rata interest in the Master Portfolio’s net assets. At September 30, 2005, the value of the Fund’s investment in the Master Portfolio was $116,068,419, which represents 4.93% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security	Shares	Value

COMMON STOCKS—99.16%
ADVERTISING—0.18%
Interpublic Group of Companies Inc. (1)	88,605	$1,031,362
Omnicom Group Inc.	38,295	3,202,611
		4,233,973

AEROSPACE & DEFENSE—1.92%
Boeing Co. (The)	172,778	11,740,265
General Dynamics Corp. (2)	42,299	5,056,845
Goodrich (B.F.) Co.	25,488	1,130,138
L-3 Communications Holdings Inc. (2)	24,933	1,971,452
Lockheed Martin Corp.	77,031	4,701,972
Northrop Grumman Corp.	75,126	4,083,098
Raytheon Co.	94,935	3,609,429
Rockwell Collins Inc.	37,105	1,792,914
United Technologies Corp.	215,762	11,185,102
		45,271,215

AGRICULTURE—1.79%
Altria Group Inc.	437,116	32,219,820
Archer-Daniels-Midland Co.	136,798	3,373,439
Monsanto Co.	56,504	3,545,626
Reynolds American Inc.	18,292	1,518,602
UST Inc. (2)	34,490	1,443,751
		42,101,238

AIRLINES—0.09%
Southwest Airlines Co.	147,648	2,192,573
		2,192,573

APPAREL—0.39%
Coach Inc. (1)	79,906	2,505,852
Jones Apparel Group Inc.	24,979	711,901
Liz Claiborne Inc. (2)	22,475	883,717
Nike Inc. Class B	40,533	3,310,735
Reebok International Ltd.	11,484	649,650
VF Corp. (2)	19,205	1,113,314
		9,175,169

AUTO MANUFACTURERS—0.44%
Ford Motor Co. (2)	389,806	3,843,487
General Motors Corp.	118,960	3,641,366
Navistar International Corp. (1)	13,643	442,442
PACCAR Inc.	35,984	2,442,954
		10,370,249

1

AUTO PARTS & EQUIPMENT—0.18%
Cooper Tire & Rubber Co. (2)	13,263	$202,526
Dana Corp. (2)	31,143	293,056
Delphi Corp.	116,584	321,772
Goodyear Tire & Rubber Co. (The) (1) (2)	36,495	568,957
Johnson Controls Inc.	40,472	2,511,288
Visteon Corp.	26,822	262,319
		4,159,918

BANKS—5.95%
AmSouth Bancorp (2)	73,614	1,859,490
Bank of America Corp.	846,261	35,627,588
Bank of New York Co. Inc. (The)	163,797	4,817,270
BB&T Corp. (2)	115,201	4,498,599
Comerica Inc.	35,147	2,070,158
Compass Bancshares Inc. (2)	26,079	1,195,201
Fifth Third Bancorp	117,018	4,298,071
First Horizon National Corp.	26,213	952,843
Huntington Bancshares Inc. (2)	48,390	1,087,323
KeyCorp	86,058	2,775,371
M&T Bank Corp. (2)	17,239	1,822,335
Marshall & Ilsley Corp. (2)	44,077	1,917,790
Mellon Financial Corp. (2)	87,917	2,810,706
National City Corp. (2)	120,453	4,027,948
North Fork Bancorp Inc. (2)	100,571	2,564,561
Northern Trust Corp. (2)	39,576	2,000,567
PNC Financial Services Group	61,153	3,548,097
Regions Financial Corp. (2)	96,836	3,013,536
State Street Corp.	69,591	3,404,392
SunTrust Banks Inc.	76,292	5,298,479
Synovus Financial Corp.	65,482	1,815,161
U.S. Bancorp (2)	384,818	10,805,689
Wachovia Corp.	332,161	15,807,542
Wells Fargo & Co.	355,497	20,821,459
Zions Bancorporation	18,898	1,345,727
		140,185,903

BEVERAGES—2.16%
Anheuser-Busch Companies Inc.	163,511	7,037,513
Brown-Forman Corp. Class B (2)	17,869	1,063,920
Coca-Cola Co. (The)	437,931	18,914,240
Coca-Cola Enterprises Inc.	64,690	1,261,455
Constellation Brands Inc. (1)	41,090	1,068,340
Molson Coors Brewing Co. Class B	12,400	793,724
Pepsi Bottling Group Inc.	30,073	858,584
PepsiCo Inc.	351,657	19,942,468
		50,940,244

BIOTECHNOLOGY—1.31%
Amgen Inc. (1)	259,839	20,701,373
Biogen Idec Inc. (1) (2)	71,333	2,816,227
Chiron Corp. (1) (2)	23,484	1,024,372
Genzyme Corp. (1) (2)	53,993	3,868,059
MedImmune Inc. (1) (2)	51,704	1,739,840
Millipore Corp. (1)	10,776	677,703
		30,827,574

2

BUILDING MATERIALS—0.26%
American Standard Companies Inc.	38,520	$1,793,106
Masco Corp.	90,487	2,776,141
Vulcan Materials Co.	21,470	1,593,289
		6,162,536

CHEMICALS—1.38%
Air Products & Chemicals Inc. (2)	47,114	2,597,866
Ashland Inc.	15,539	858,374
Dow Chemical Co. (The) (2)	203,071	8,461,969
Du Pont (E.I.) de Nemours and Co.	209,414	8,202,746
Eastman Chemical Co.	17,049	800,792
Ecolab Inc. (2)	39,504	1,261,363
Engelhard Corp.	24,979	697,164
Hercules Inc. (1) (2)	23,233	283,907
International Flavors & Fragrances Inc.	17,862	636,602
PPG Industries Inc. (2)	35,701	2,113,142
Praxair Inc.	67,996	3,259,048
Rohm & Haas Co.	31,182	1,282,516
Sherwin-Williams Co. (The)	24,491	1,079,318
Sigma-Aldrich Corp. (2)	14,259	913,432
		32,448,239

COMMERCIAL SERVICES—0.89%
Apollo Group Inc. Class A (1)	31,116	2,065,791
Block (H & R) Inc.	68,417	1,640,640
Cendant Corp.	220,145	4,543,793
Convergys Corp. (1) (2)	29,325	421,400
Donnelley (R.R.) & Sons Co.	45,081	1,671,153
Equifax Inc.	27,277	953,058
McKesson Corp.	64,836	3,076,468
Moody’s Corp.	53,694	2,742,690
Paychex Inc.	70,849	2,627,081
Robert Half International Inc.	35,511	1,263,836
		21,005,910

COMPUTERS—3.89%
Affiliated Computer Services Inc. Class A (1)	26,357	1,439,092
Apple Computer Inc. (1)	174,697	9,365,506
Computer Sciences Corp. (1)	38,804	1,835,817
Dell Inc. (1)	504,870	17,266,554
Electronic Data Systems Corp.	109,077	2,447,688
EMC Corp. (1)	507,384	6,565,549
Gateway Inc. (1)	61,610	166,347
Hewlett-Packard Co.	603,321	17,616,973
International Business Machines Corp.	336,091	26,961,220
Lexmark International Inc. (1)	24,925	1,521,671
NCR Corp. (1)	38,969	1,243,501
Network Appliance Inc. (1)	77,270	1,834,390
Sun Microsystems Inc. (1)	717,008	2,810,671
Unisys Corp. (1)	70,955	471,141
		91,546,120

3

COSMETICS & PERSONAL CARE—2.22%
Alberto-Culver Co.	16,413	$734,482
Avon Products Inc.	99,002	2,673,054
Colgate-Palmolive Co.	109,315	5,770,739
Gillette Co. (The)	189,851	11,049,328
Procter & Gamble Co. (2)	538,189	32,000,718
		52,228,321

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	36,547	1,567,866
Grainger (W.W.) Inc.	16,314	1,026,477
		2,594,343

DIVERSIFIED FINANCIAL SERVICES—7.90%
American Express Co.	261,304	15,009,302
Bear Stearns Companies Inc. (The)	23,643	2,594,819
Capital One Financial Corp.	60,747	4,830,601
CIT Group Inc.	42,997	1,942,604
Citigroup Inc. (2)	1,088,972	49,570,005
Countrywide Financial Corp.	125,100	4,125,798
E*TRADE Financial Corp. (1)	77,740	1,368,224
Federal Home Loan Mortgage Corp.	145,470	8,213,236
Federal National Mortgage Association	203,779	9,133,375
Federated Investors Inc. Class B	18,566	616,948
Franklin Resources Inc.	31,561	2,649,862
Goldman Sachs Group Inc. (The)	97,904	11,903,168
Janus Capital Group Inc. (2)	46,983	678,904
JP Morgan Chase & Co.	739,832	25,102,500
Lehman Brothers Holdings Inc.	57,247	6,668,131
MBNA Corp.	264,751	6,523,465
Merrill Lynch & Co. Inc.	195,526	11,995,520
Morgan Stanley	228,690	12,335,539
Providian Financial Corp. (1)	61,806	1,092,730
Schwab (Charles) Corp. (The)	220,529	3,182,233
SLM Corp.	87,854	4,712,489
T. Rowe Price Group Inc. (2)	27,253	1,779,621
		186,029,074

ELECTRIC—3.34%
AES Corp. (The) (1)	137,238	2,254,820
Allegheny Energy Inc. (1) (2)	34,102	1,047,613
Ameren Corp.	42,826	2,290,763
American Electric Power Co. Inc.	82,682	3,282,475
Calpine Corp. (1) (2)	118,002	305,625
CenterPoint Energy Inc.	64,845	964,245
Cinergy Corp.	41,772	1,855,095
CMS Energy Corp. (1) (2)	45,862	754,430
Consolidated Edison Inc. (2)	51,361	2,493,577
Constellation Energy Group Inc.	36,748	2,263,677
Dominion Resources Inc.	71,721	6,178,047
DTE Energy Co. (2)	37,346	1,712,688
Duke Energy Corp. (2)	194,959	5,686,954
Edison International	68,516	3,239,436
Entergy Corp.	43,880	3,261,162
Exelon Corp. (2)	141,156	7,543,377
FirstEnergy Corp.	69,377	3,615,929
FPL Group Inc.	82,882	3,945,183
PG&E Corp.	78,443	3,078,888

4

Pinnacle West Capital Corp.	20,685	$911,795
PPL Corp.	79,776	2,579,158
Progress Energy Inc.	52,799	2,362,755
Public Service Enterprise Group Inc.	50,269	3,235,313
Southern Co. (The) (2)	157,164	5,620,185
TECO Energy Inc. (2)	43,483	783,564
TXU Corp.	50,517	5,702,359
Xcel Energy Inc. (2)	84,562	1,658,261
		78,627,374

ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
American Power Conversion Corp.	36,920	956,228
Emerson Electric Co.	86,939	6,242,220
Molex Inc. (2)	31,447	839,006
		8,037,454

ELECTRONICS—0.50%
Agilent Technologies Inc. (1)	103,934	3,403,839
Applera Corp. - Applied Biosystems Group	40,939	951,422
Fisher Scientific International Inc. (1) (2)	25,597	1,588,294
Jabil Circuit Inc. (1)	37,021	1,144,689
PerkinElmer Inc.	26,933	548,625
Sanmina-SCI Corp. (1)	108,801	466,756
Solectron Corp. (1)	203,435	795,431
Symbol Technologies Inc.	50,291	486,817
Tektronix Inc.	18,334	462,567
Thermo Electron Corp. (1)	33,865	1,046,429
Waters Corp. (1)	24,306	1,011,130
		11,905,999

ENGINEERING & CONSTRUCTION—0.05%
Fluor Corp.	18,182	1,170,557
		1,170,557

ENTERTAINMENT—0.08%
International Game Technology Inc. (2)	71,646	1,934,442
		1,934,442

ENVIRONMENTAL CONTROL—0.16%
Allied Waste Industries Inc. (1) (2)	48,743	411,878
Waste Management Inc.	118,216	3,382,160
		3,794,038

FOOD—1.50%
Albertson’s Inc. (2)	77,386	1,984,951
Campbell Soup Co.	39,731	1,181,997
ConAgra Foods Inc.	108,856	2,694,186
General Mills Inc.	76,987	3,710,773
Heinz (H.J.) Co.	72,459	2,647,652
Hershey Co. (The)	39,072	2,200,144
Kellogg Co.	54,476	2,512,978
Kroger Co. (1)	152,245	3,134,725
McCormick & Co. Inc. NVS	27,996	913,509
Safeway Inc.	94,302	2,414,131
Sara Lee Corp.	164,982	3,126,409
SUPERVALU Inc.	28,452	885,426

5

Sysco Corp. (2)	133,185	$4,178,013
Tyson Foods Inc. Class A	52,640	950,152
Wrigley (William Jr.) Co.	38,209	2,746,463
		35,281,509

FOREST PRODUCTS & PAPER—0.53%
Georgia-Pacific Corp.	54,652	1,861,447
International Paper Co.	103,154	3,073,989
Louisiana-Pacific Corp.	22,749	629,920
MeadWestvaco Corp. (2)	38,592	1,065,911
Plum Creek Timber Co. Inc.	38,612	1,463,781
Temple-Inland Inc. (2)	23,660	966,511
Weyerhaeuser Co.	51,521	3,542,069
		12,603,628

GAS—0.25%
KeySpan Corp.	36,569	1,345,008
Nicor Inc. (2)	9,040	379,951
NiSource Inc.	57,176	1,386,518
Peoples Energy Corp. (2)	7,851	309,172
Sempra Energy (2)	53,839	2,533,663
		5,954,312

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	16,884	1,386,008
Snap-On Inc.	11,953	431,742
Stanley Works (The)	15,602	728,301
		2,546,051

HEALTH CARE - PRODUCTS—3.54%
Bard (C.R.) Inc.	22,098	1,459,131
Bausch & Lomb Inc.	11,257	908,215
Baxter International Inc.	130,998	5,222,890
Becton, Dickinson & Co.	52,551	2,755,249
Biomet Inc.	52,423	1,819,602
Boston Scientific Corp. (1)	125,330	2,928,962
Guidant Corp.	69,445	4,784,066
Johnson & Johnson	626,544	39,647,704
Medtronic Inc.	255,019	13,674,119
St. Jude Medical Inc. (1)	76,689	3,589,045
Stryker Corp.	61,659	3,047,804
Zimmer Holdings Inc. (1)	52,029	3,584,278
		83,421,065

HEALTH CARE - SERVICES—1.88%
Aetna Inc.	61,012	5,255,574
Coventry Health Care Inc. (1)	22,553	1,940,009
HCA Inc.	95,098	4,557,096
Health Management Associates Inc. Class A (2)	51,839	1,216,661
Humana Inc. (1)	34,101	1,632,756
Laboratory Corp. of America Holdings (1)	28,352	1,381,026
Manor Care Inc. (2)	16,523	634,648
Quest Diagnostics Inc.	35,520	1,795,181
Tenet Healthcare Corp. (1) (2)	98,229	1,103,112
UnitedHealth Group Inc.	265,981	14,948,132
WellPoint Inc. (1)	129,187	9,794,958
		44,259,153

6

HOME BUILDERS—0.30%
Centex Corp. (2)	26,955	$1,740,754
Horton (D.R.) Inc.	57,200	2,071,784
KB Home (2)	16,642	1,218,194
Pulte Homes Inc. (2)	45,702	1,961,530
		6,992,262

HOME FURNISHINGS—0.06%
Maytag Corp.	16,534	301,911
Whirlpool Corp. (2)	14,002	1,060,932
		1,362,843

HOUSEHOLD PRODUCTS & WARES—0.49%
Avery Dennison Corp. (2)	23,169	1,213,824
Clorox Co. (The)	31,910	1,772,281
Fortune Brands Inc. (2)	30,689	2,495,936
Kimberly-Clark Corp.	100,243	5,967,466
		11,449,507

HOUSEWARES—0.05%
Newell Rubbermaid Inc.	57,755	1,308,151
		1,308,151

INSURANCE—4.81%
ACE Ltd.	60,625	2,853,619
AFLAC Inc.	105,563	4,782,004
Allstate Corp. (The)	138,304	7,646,828
Ambac Financial Group Inc. (2)	22,418	1,615,441
American International Group Inc.	546,572	33,865,601
AON Corp.	66,929	2,147,082
Chubb Corp.	41,719	3,735,936
CIGNA Corp.	27,091	3,192,945
Cincinnati Financial Corp. (2)	36,690	1,536,944
Hartford Financial Services Group Inc. (2)	63,013	4,862,713
Jefferson-Pilot Corp.	28,281	1,447,139
Lincoln National Corp.	36,230	1,884,685
Loews Corp.	28,810	2,662,332
Marsh & McLennan Companies Inc.	112,570	3,421,002
MBIA Inc. (2)	28,141	1,705,907
MetLife Inc.	159,245	7,935,178
MGIC Investment Corp.	19,538	1,254,340
Principal Financial Group Inc.	59,412	2,814,346
Progressive Corp. (The)	41,487	4,346,593
Prudential Financial Inc.	108,037	7,298,980
SAFECO Corp. (2)	26,390	1,408,698
St. Paul Travelers Companies Inc.	142,163	6,378,854
Torchmark Corp. (2)	21,874	1,155,603
UNUMProvident Corp.	62,475	1,280,738
XL Capital Ltd. Class A	29,497	2,006,681
		113,240,189

INTERNET—1.07%
eBay Inc. (1)	234,483	9,660,700
Monster Worldwide Inc. (1) (2)	25,485	782,644

7

Symantec Corp. (1)	252,077	$5,712,065
Yahoo! Inc. (1)	264,841	8,962,219
		25,117,628

IRON & STEEL—0.15%
Allegheny Technologies Inc.	18,419	570,621
Nucor Corp.	33,161	1,956,167
United States Steel Corp. (2)	23,944	1,014,028
		3,540,816

LEISURE TIME—0.37%
Brunswick Corp.	20,368	768,485
Carnival Corp. (2)	91,386	4,567,472
Harley-Davidson Inc. (2)	58,261	2,822,163
Sabre Holdings Corp.	27,157	550,744
		8,708,864

LODGING—0.38%
Harrah’s Entertainment Inc.	38,599	2,516,269
Hilton Hotels Corp.	70,042	1,563,337
Marriott International Inc. Class A	36,436	2,295,468
Starwood Hotels & Resorts Worldwide Inc. (2)	45,763	2,616,271
		8,991,345

MACHINERY—0.61%
Caterpillar Inc.	142,472	8,370,230
Cummins Inc. (2)	9,732	856,319
Deere & Co. (2)	51,022	3,122,546
Rockwell Automation Inc.	38,154	2,018,347
		14,367,442

MANUFACTURING—5.46%
Cooper Industries Ltd.	19,432	1,343,528
Danaher Corp.	50,487	2,717,715
Dover Corp. (2)	42,523	1,734,513
Eastman Kodak Co. (2)	60,286	1,466,758
Eaton Corp. (2)	31,195	1,982,442
General Electric Co.	2,232,932	75,182,820
Honeywell International Inc.	179,999	6,749,963
Illinois Tool Works Inc.	44,259	3,643,843
Ingersoll-Rand Co. Class A	70,921	2,711,310
ITT Industries Inc. (2)	19,482	2,213,155
Leggett & Platt Inc. (2)	39,496	797,819
Pall Corp.	26,011	715,303
Parker Hannifin Corp.	25,131	1,616,175
Textron Inc.	28,102	2,015,475
3M Co.	161,091	11,817,636
Tyco International Ltd.	426,148	11,868,222
		128,576,677

MEDIA—3.30%
Clear Channel Communications Inc.	114,145	3,754,229
Comcast Corp. Class A (1)	462,407	13,585,518
Dow Jones & Co. Inc.	12,968	495,248
Gannett Co. Inc.	51,408	3,538,413
Knight Ridder Inc. (2)	14,528	852,503

8

McGraw-Hill Companies Inc. (The)	78,629	$3,777,337
Meredith Corp.	9,211	459,537
New York Times Co. Class A (2)	30,438	905,531
News Corp. Class A	517,500	8,067,825
Time Warner Inc.	988,537	17,902,405
Tribune Co.	56,477	1,914,006
Univision Communications Inc. Class A (1) (2)	49,404	1,310,688
Viacom Inc. Class B	333,684	11,014,909
Walt Disney Co. (The)	423,217	10,212,226
		77,790,375

MINING—0.57%
Alcoa Inc.	183,572	4,482,828
Freeport-McMoRan Copper & Gold Inc. (2)	37,196	1,807,354
Newmont Mining Corp.	93,871	4,427,895
Phelps Dodge Corp.	20,375	2,647,324
		13,365,401

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	48,084	2,007,026
Xerox Corp. (1) (2)	201,726	2,753,560
		4,760,586

OIL & GAS—8.65%
Amerada Hess Corp. (2)	16,997	2,337,088
Anadarko Petroleum Corp.	49,728	4,761,456
Apache Corp.	69,196	5,204,923
Burlington Resources Inc.	80,197	6,521,620
Chevron Corp.	474,288	30,700,662
ConocoPhillips	293,140	20,493,417
Devon Energy Corp.	95,842	6,578,595
EOG Resources Inc.	50,500	3,782,450
Exxon Mobil Corp.	1,328,107	84,387,919
Kerr-McGee Corp.	24,244	2,354,335
Marathon Oil Corp.	77,021	5,309,058
Murphy Oil Corp.	34,470	1,719,019
Nabors Industries Ltd. (1) (2)	33,091	2,376,927
Noble Corp.	28,722	1,966,308
Occidental Petroleum Corp.	84,156	7,189,447
Rowan Companies Inc.	22,793	808,924
Sunoco Inc.	28,702	2,244,496
Transocean Inc. (1)	69,166	4,240,567
Valero Energy Corp.	64,327	7,272,811
XTO Energy Inc.	75,968	3,442,870
		203,692,892

OIL & GAS SERVICES—1.23%
Baker Hughes Inc.	71,672	4,277,385
BJ Services Co.	67,734	2,437,747
Halliburton Co. (2)	106,991	7,331,023
National Oilwell Varco Inc. (1)	36,442	2,397,884
Schlumberger Ltd. (2)	123,862	10,451,476
Weatherford International Ltd. (1)	29,498	2,025,333
		28,920,848

9

PACKAGING & CONTAINERS—0.12%
Ball Corp.	22,810	$838,039
Bemis Co. Inc. (2)	22,337	551,724
Pactiv Corp. (1)	31,251	547,518
Sealed Air Corp. (1)	17,332	822,577
		2,759,858

PHARMACEUTICALS—5.90%
Abbott Laboratories	327,319	13,878,326
Allergan Inc.	27,492	2,518,817
AmerisourceBergen Corp.	21,820	1,686,686
Bristol-Myers Squibb Co.	411,789	9,907,643
Cardinal Health Inc.	89,825	5,698,498
Caremark Rx Inc. (1)	94,681	4,727,422
Express Scripts Inc. (1)	31,219	1,941,822
Forest Laboratories Inc. (1)	71,478	2,785,498
Gilead Sciences Inc. (1)	95,923	4,677,205
Hospira Inc. (1)	33,546	1,374,380
King Pharmaceuticals Inc. (1)	50,576	777,859
Lilly (Eli) & Co.	238,743	12,777,525
Medco Health Solutions Inc. (1)	64,019	3,510,162
Merck & Co. Inc.	462,317	12,579,646
Mylan Laboratories Inc.	45,748	881,106
Pfizer Inc.	1,552,409	38,763,653
Schering-Plough Corp. (2)	310,750	6,541,288
Watson Pharmaceuticals Inc. (1) (2)	21,801	798,135
Wyeth	282,403	13,066,787
		138,892,458

PIPELINES—0.30%
Dynegy Inc. Class A (1) (2)	65,268	307,412
El Paso Corp.	138,458	1,924,566
Kinder Morgan Inc.	20,368	1,958,587
Williams Companies Inc.	120,298	3,013,465
		7,204,030

REAL ESTATE INVESTMENT TRUSTS—0.69%
Apartment Investment & Management Co. Class A (2)	19,981	774,863
Archstone-Smith Trust	44,470	1,773,019
Equity Office Properties Trust (2)	86,325	2,823,691
Equity Residential	60,348	2,284,172
ProLogis	51,828	2,296,499
Public Storage Inc.	17,753	1,189,451
Simon Property Group Inc. (2)	38,875	2,881,415
Vornado Realty Trust	24,773	2,145,837
		16,168,947

RETAIL—5.75%
AutoNation Inc. (1)	39,108	780,987
AutoZone Inc. (1)	11,963	995,920
Bed Bath & Beyond Inc. (1)	62,163	2,497,709
Best Buy Co. Inc.	85,792	3,734,526
Big Lots Inc. (1) (2)	23,954	263,254
Circuit City Stores Inc. (2)	36,099	619,459
Costco Wholesale Corp.	100,819	4,344,291
CVS Corp.	171,054	4,962,277
Darden Restaurants Inc.	29,073	882,947

10

Dillard’s Inc. Class A (2)	14,592	$304,681
Dollar General Corp.	67,332	1,234,869
Family Dollar Stores Inc. (2)	34,532	686,151
Federated Department Stores Inc.	55,771	3,729,407
Gap Inc. (The)	123,328	2,149,607
Home Depot Inc.	450,732	17,190,918
Kohl’s Corp. (1)	72,501	3,638,100
Limited Brands Inc. (2)	74,679	1,525,692
Lowe’s Companies Inc.	164,156	10,571,646
McDonald’s Corp.	263,159	8,813,195
Nordstrom Inc.	47,279	1,622,615
Office Depot Inc. (1)	66,460	1,973,862
OfficeMax Inc.	14,729	466,467
Penney (J.C.) Co. Inc.	53,228	2,524,072
RadioShack Corp. (2)	28,094	696,731
Sears Holdings Corp. (1)	21,488	2,673,537
Staples Inc.	154,549	3,294,985
Starbucks Corp. (1)	80,825	4,049,333
Target Corp.	186,254	9,672,170
Tiffany & Co.	29,749	1,183,118
TJX Companies Inc.	97,900	2,004,992
Walgreen Co.	215,249	9,352,569
Wal-Mart Stores Inc.	526,651	23,077,847
Wendy’s International Inc. (2)	24,220	1,093,533
Yum! Brands Inc. (2)	59,973	2,903,293
		135,514,760

SAVINGS & LOANS—0.52%
Golden West Financial Corp.	54,203	3,219,116
Sovereign Bancorp Inc.	75,952	1,673,982
Washington Mutual Inc.	185,139	7,261,152
		12,154,250

SEMICONDUCTORS—3.31%
Advanced Micro Devices Inc. (1)	83,686	2,108,887
Altera Corp. (1)	78,202	1,494,440
Analog Devices Inc.	78,306	2,908,285
Applied Materials Inc.	341,478	5,791,467
Applied Micro Circuits Corp. (1) (2)	65,144	195,432
Broadcom Corp. Class A (1)	60,057	2,817,274
Freescale Semiconductor Inc. Class B (1)	85,115	2,007,012
Intel Corp.	1,283,287	31,633,025
KLA-Tencor Corp.	41,514	2,024,223
Linear Technology Corp.	64,485	2,423,991
LSI Logic Corp. (1) (2)	81,761	805,346
Maxim Integrated Products Inc.	68,948	2,940,632
Micron Technology Inc. (1)	129,381	1,720,767
National Semiconductor Corp.	72,261	1,900,464
Novellus Systems Inc.	28,989	727,044
NVIDIA Corp. (1)	35,370	1,212,484
PMC-Sierra Inc. (1)	37,789	332,921
QLogic Corp. (1)	18,824	643,781
Teradyne Inc. (1)	41,121	678,497
Texas Instruments Inc.	342,587	11,613,699
Xilinx Inc.	73,425	2,044,886
		78,024,557

11

SOFTWARE—3.97%
Adobe Systems Inc.	103,356	$3,085,177
Autodesk Inc.	47,987	2,228,516
Automatic Data Processing Inc.	122,091	5,254,797
BMC Software Inc. (1)	45,869	967,836
Citrix Systems Inc. (1)	35,676	896,895
Computer Associates International Inc. (2)	98,430	2,737,338
Compuware Corp. (1)	80,692	766,574
Electronic Arts Inc. (1)	63,848	3,632,313
First Data Corp.	162,402	6,496,080
Fiserv Inc. (1)	39,598	1,816,360
IMS Health Inc.	47,355	1,191,925
Intuit Inc. (1)	38,382	1,719,897
Mercury Interactive Corp. (1)	18,007	713,077
Microsoft Corp.	1,941,615	49,957,754
Novell Inc. (1)	79,715	593,877
Oracle Corp. (1)	796,172	9,864,571
Parametric Technology Corp. (1)	56,526	393,986
Siebel Systems Inc. (2)	109,508	1,131,218
		93,448,191

TELECOMMUNICATIONS—5.88%
ADC Telecommunications Inc. (1)	24,147	552,000
Alltel Corp. (2)	80,339	5,230,871
Andrew Corp. (1) (2)	33,562	374,216
AT&T Corp.	168,668	3,339,626
Avaya Inc. (1)	91,612	943,604
BellSouth Corp.	385,781	10,146,040
CenturyTel Inc.	27,183	950,861
CIENA Corp. (1)	117,825	311,058
Cisco Systems Inc. (1)	1,345,911	24,132,184
Citizens Communications Co. (2)	71,890	974,110
Comverse Technology Inc. (1)	42,204	1,108,699
Corning Inc. (1)	309,834	5,989,091
JDS Uniphase Corp. (1)	344,124	763,955
Lucent Technologies Inc. (1) (2)	934,595	3,037,434
Motorola Inc.	519,886	11,484,282
QUALCOMM Inc.	343,323	15,363,704
Qwest Communications International Inc. (1) (2)	327,389	1,342,295
SBC Communications Inc. (2)	695,753	16,677,199
Scientific-Atlanta Inc.	32,134	1,205,346
Sprint Nextel Corp.	617,634	14,687,337
Tellabs Inc. (1)	93,695	985,671
Verizon Communications Inc.	582,331	19,036,400
		138,635,983

TEXTILES—0.05%
Cintas Corp. (2)	29,664	1,217,707
		1,217,707

TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	37,455	735,991
Mattel Inc. (2)	85,214	1,421,370
		2,157,361

12

TRANSPORTATION—1.54%
Burlington Northern Santa Fe Corp.	78,566	$4,698,247
CSX Corp.	45,580	2,118,558
FedEx Corp.	63,723	5,552,185
Norfolk Southern Corp. (2)	85,068	3,450,358
Ryder System Inc.	13,303	455,229
Union Pacific Corp.	55,484	3,978,203
United Parcel Service Inc. Class B	233,169	16,118,973
		36,371,753

TOTAL COMMON STOCKS
(Cost: $2,328,200,104)		2,335,743,862

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—8.97%
CERTIFICATES OF DEPOSIT (3)—0.41%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$376,338	$376,338
Bank of Nova Scotia
3.63%, 01/03/06	301,071	301,047
Credit Suisse First Boston
3.67%, 05/09/06	752,677	752,677
Danske Bank
3.70%, 10/17/05	752,677	752,668
Dexia Credit Local
3.78%, 08/30/06	376,338	376,270
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,129,015	1,129,021
HBOS Treasury Services PLC
3.39%, 12/14/05	451,606	451,606
HSBC Bank USA N.A.
3.72%, 08/03/06	376,338	376,450
Nordea Bank PLC
3.63%, 10/02/06	451,606	451,500
Royal Bank of Scotland
3.78%, 06/27/06	376,338	376,297
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	1,166,649	1,166,471
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	2,069,861	2,069,914
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	602,141	602,142
Wells Fargo Bank N.A.
3.73%, 10/06/05	413,972	413,971
		9,596,372

COMMERCIAL PAPER (3)—2.81%
Alpine Securitization Corp.
3.72%, 10/19/05	1,505,353	1,502,865
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	7,411,134	7,393,345
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	2,515,446	2,509,589

13

Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	2,634,369	$2,633,222
Barton Capital Corp.
3.74%, 10/14/05	1,129,015	1,127,725
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	1,505,353	1,505,353
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	897,763	894,578
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	2,642,354	2,639,149
Cantabric Finance LLC
3.73%, 10/31/05	289,382	288,542
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	428,198	427,588
Chesham Finance LLC
3.68%, 10/11/05	752,677	752,061
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	567,255	566,233
CRC Funding LLC
3.78%, 10/24/05	413,972	413,059
Dorada Finance Inc.
3.76%, 01/26/06	75,268	74,364
Fairway Finance LLC
3.75%, 10/20/05	301,071	301,070
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	675,106	674,669
Ford Credit Auto Receivables
3.77%, 10/17/05	654,829	653,869
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	3,607,339	3,598,992
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	3,716,906	3,712,750
General Electric Capital Corp.
3.72%, 10/14/05	3,763,384	3,759,106
Georgetown Funding Co. LLC
3.82%, 11/02/05	1,470,949	1,466,266
Giro Funding Corp.
3.66%, 10/06/05	376,338	376,224
Grampian Funding LLC
3.84%, 01/31/06	752,677	743,042
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	376,338	376,338
HSBC PLC
3.88%, 02/03/06	225,803	222,810
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	1,125,485	1,124,413
Landale Funding LLC
3.74%, 10/17/05	1,505,353	1,503,164
Leafs LLC
3.80%, 01/20/06 - 02/21/06 (4)	790,233	790,233
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05	792,441	791,670
Lockhart Funding LLC
3.71%, 10/13/05	313,520	313,197
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05	1,430,086	1,427,916

14

Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05	1,343,227	$1,341,707
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05	2,107,495	2,102,422
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05	1,435,136	1,431,727
Prudential Funding LLC
3.71%, 10/13/05	752,677	751,901
Ranger Funding Co. LLC
3.67%, 10/04/05	415,049	415,006
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	752,677	741,477
Sedna Finance Inc.
3.92%, 02/21/06	188,169	185,280
Societe Generale
3.77%, 10/07/05	975,845	975,437
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05	3,080,924	3,077,578
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05	1,867,150	1,864,764
Three Pillars Funding Corp.
3.65%, 10/03/05	451,606	451,606
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05	1,094,979	1,092,103
Tulip Funding Corp.
3.79%, 12/01/05	338,705	336,601
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05	5,645,076	5,643,696
Windmill Funding Corp.
3.78%, 10/25/05	489,240	488,110
Yorktown Capital LLC
3.75%, 10/20/05	639,775	638,642
		66,101,459

LOAN PARTICIPATIONS (3)—0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05	376,338	376,338
		376,338

MEDIUM-TERM NOTES (3)—0.06%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	233,330	233,312
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06 (4)	1,204,283	1,204,160
		1,437,472

MONEY MARKET FUNDS —0.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78% (5) (6)	17,035,326	17,035,326
		17,035,326

REPURCHASE AGREEMENTS (3)—1.76%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $23,716,943 and effective yields of 3.75% - 3.88%. (7)	$23,709,317	23,709,317

15

Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $17,881,883 and an effective yield of 3.90%. (7)	17,876,073	$17,876,073
		41,585,390

TIME DEPOSITS (3)—0.18%
Chase Bank USA N.A.
3.88%, 10/03/05	819,883	819,883
Lloyds TSB Bank PLC
3.90%, 10/03/05	752,677	752,677
Rabobank Nederland NV
3.89%, 10/03/05	2,634,369	2,634,369
		4,206,929

U.S. TREASURY OBLIGATIONS—0.06%
U.S. Treasury Bill
3.46%, 12/22/05 (8) (9)	1,400,000	1,389,080
		1,389,080

VARIABLE & FLOATING RATE NOTES (3)—2.95%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06 (4)	1,399,979	1,399,988
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06	2,596,735	2,596,731
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06	1,241,917	1,241,917
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05	1,693,523	1,693,602
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	2,295,664	2,297,332
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06 (4)	489,240	489,240
Bank of America N.A.
3.81%, 08/10/06	3,763,384	3,763,384
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06 (4)	2,589,208	2,589,137
BMW US Capital LLC
3.74%, 09/15/06 (4)	752,677	752,677
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05	1,430,086	1,430,028
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06 (4)	2,024,700	2,024,627
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	188,169	188,169
Credit Suisse First Boston
3.77%, 07/19/06	1,881,692	1,881,692
DEPFA Bank PLC
3.88%, 09/15/06	752,677	752,677
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06 (4)	1,196,756	1,196,809
Eli Lilly Services Inc.
3.66%, 09/01/06 (4)	752,677	752,677
Fairway Finance LLC
3.78%, 01/20/06	376,338	376,333
Fifth Third Bancorp
3.79%, 09/22/06 (4)	1,505,353	1,505,353

16

Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06 (4)	526,874	$526,882
General Electric Capital Corp.
3.80%, 10/06/06	338,705	339,016
Greenwich Capital Holdings Inc.
3.66%, 03/02/06	188,169	188,169
Hartford Life Global Funding Trust
3.76%, 08/15/06	752,677	752,677
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06 (4)	2,258,030	2,258,031
HSBC Bank USA N.A.
3.95%, 05/04/06	263,437	263,562
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06 (4)	2,182,763	2,182,781
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06 (4)	2,935,439	2,935,697
Lothian Mortgages PLC
3.82%, 01/24/06	752,677	752,677
Marshall & Ilsley Bank
3.90%, 02/20/06	752,677	753,024
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06 (4)	1,505,353	1,505,957
Natexis Banques Populaires
3.80%, 10/16/06 (4)	564,508	564,508
National City Bank (Ohio)
3.62%, 01/06/06	376,338	376,309
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06 (4)	2,784,904	2,785,133
Nordea Bank AB
3.71%, 08/11/06 (4)	1,317,184	1,317,184
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06 (4)	2,408,566	2,408,603
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06 (4)	2,047,281	2,047,282
Principal Life Income Funding Trusts
3.74%, 05/10/06	564,508	564,525
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06	2,512,059	2,511,561
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06 (4)	639,775	639,750
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06 (4)	3,356,938	3,356,939
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06 (4)	752,677	752,677
Strips III LLC
3.88%, 07/24/06 (4) (10)	216,390	216,390
SunTrust Bank
3.63%, 04/28/06	1,129,015	1,129,015
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06 (4)	1,678,469	1,678,299
Toyota Motor Credit Corp.
3.87%, 04/10/06	338,705	338,702
Unicredito Italiano SpA
3.80%, 06/14/06	978,480	978,238
Union Hamilton Special Funding LLC
4.00%, 03/28/06	752,677	752,677

17

US Bank N.A.
3.77%, 09/29/06	338,705	$338,617
Wachovia Asset Securitization Inc.
3.82%, 10/25/05 (4)	1,738,307	1,738,308
Wells Fargo & Co.
3.76%, 09/15/06 (4)	376,338	376,373
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06 (4)	1,693,523	1,693,427
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06 (4)	1,926,852	1,926,794
Winston Funding Ltd.
3.71%, 10/23/05 (4)	537,411	537,411
World Savings Bank
3.69%, 03/09/06	1,129,015	1,128,988
		69,548,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $211,277,099)		211,276,922

TOTAL INVESTMENTS IN SECURITIES — 108.13%
(Cost: $2,539,477,203) (11)		2,547,020,784
Other Assets, Less Liabilities — (8.13)%		(191,413,665)
NET ASSETS — 100.00%		2,355,607,119

NVS	Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)

This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)

Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(8)	The rate quoted is the yield to maturity.

(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(10)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(11)

The cost of investments for federal income tax purposes was $2,600,084,329. Net unrealized depreciation aggregated $53,063,545, of which $312,259,110 represented gross unrealized appreciation on securities and $365,322,655 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

18

As of September 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

		Notional	Net
Futures Contracts	Number of	Contract	Unrealized
(Expiration Date)	Contracts	Value	Depreciation
S&P 500 Index (12/16/05)	316	$19,501,940	$(75,576)
$(75,576)

See accompanying notes to the schedule of investments.

19

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

1.              SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust.  As of September 30, 2005, MIP offered the following separate portfolios:  Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations.  A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost.  In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share.  The investment adviser may use various pricing services or discontinue the use of any pricing service.  A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.  In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities.  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded.  Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange.  Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.  Such receipts or payments are known as “variation margin.”  Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions.  Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $1,400,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers.  These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price.  A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement.  The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.  As of September

20

30, 2005, a portion of the cash collateral for securities on loan for the Master Portfolio was invested in repurchase agreements as disclosed in its Schedule of Investments.  For further information, see Note 3 below.

2.              AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds.  The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by the Master Portfolio in shares of issuers of which BGFA is an affiliate, for the quarter ended September 30, 2005, including income earned from these affiliated issuers.

Number of
	Shares Held			Number of
	Beginning	Gross	Gross	Shares Held	Value at
	of Period	Additions	Reductions	End of Period	End of	Interest
Name of Affiliated Issuer	(in 000s)	(in 000s)	(in 000s)	(in 000s)	Period	Income

IMMF	17,466	11,097,656	11,098,087	17,035	$17,035,326	$1,246,942

During the quarter ended September 30, 2005, the Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF and PMMF.  Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3.              PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan.  The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2005, the Master Portfolio had loaned securities which were collateralized by cash.  Pursuant to an exemptive order by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

21

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Funds

By	/S/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	November 21, 2005

By	/S/ Gene A. Johnson
Gene A. Johnson, Vice President and Treasurer (as Principal Financial Officer)

Date	November 21, 2005